AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON August 26, 2005
1933 ACT FILE NO. 333-68740
1940 ACT FILE NO. 811-10487

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No.	—	☐
Post-Effective Amendment No.	11	☑
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	12	☑
(Check appropriate box or boxes.)
HOTCHKIS AND WILEY FUNDS
(Exact name of Registrant as Specified in Charter)
725 S. Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
(Address of Principal Executive Office) (Zip Code)
(212) 430-1000
Registrant’s Telephone Number, including Area Code
Anna Marie Lopez
725 S. Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
(Name and Address of Agent for Service)
Copy to:
Julie Allecta, Esq.
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, CA 94105
It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☑	on August 29, 2005 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS — Class A, C, R Shares
August 29, 2005
Core Value Fund
   Large Cap Value Fund
      Mid-Cap Value Fund
         Small Cap Value Fund
            All Cap Value Fund
The Securities and Exchange Commission has not approved or disapproved these securities or the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

HOTCHKIS AND WILEY FUNDS

Fund Facts
ABOUT THE FUNDS

What are the Funds’ investment objectives?
The Hotchkis and Wiley Core Value Fund’s (“Core Value Fund”) investment objective is capital appreciation.
The Hotchkis and Wiley Large Cap Value Fund’s (“Large Cap Value Fund”) investment objective is current income and long-term growth of income, as well as capital appreciation.
The Hotchkis and Wiley Mid-Cap Value Fund’s (“Mid-Cap Value Fund”) investment objective is capital appreciation.
The Hotchkis and Wiley Small Cap Value Fund’s (“Small Cap Value Fund”) investment objective is capital appreciation.
The Hotchkis and Wiley All Cap Value Fund’s (“All Cap Value Fund”) investment objective is capital appreciation.
What are the Funds’ main investment strategies?
The Core Value Fund normally invests in large capitalization U.S. companies whose stocks are considered by Hotchkis and Wiley Capital Management, LLC (the “Advisor”) to be undervalued. The Advisor currently considers large cap companies to be those with market capitalizations like those found in the Russell 1000® Index. The market capitalization range of the Index changes constantly, but as of June 30, 2005, the range was from $858 million to $367.4 billion. The Fund seeks to invest in stocks whose future prospects are misunderstood or not fully recognized by the market.
The Large Cap Value Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in common stocks of large capitalization U.S. companies. The Advisor currently considers large cap companies to be those with market capitalizations like those found in the Russell 1000® Index. The market capitalization range of the Index changes constantly, but as of June 30, 2005, the range was from $858 million to $367.4 billion. The Large Cap Value Fund also invests in stocks with high cash dividends or payout yields relative to the market.
The Mid-Cap Value Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in common stocks of mid capitalization U.S. companies. The Advisor currently considers mid cap companies to be those with market capitalizations like those found in the Russell Midcap® Index. The market capitalization range of the Index changes constantly, but as of June 30, 2005, the range was from $858 million to $14.5 billion.
The Small Cap Value Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in common stocks of small capitalization U.S. companies. The Advisor currently considers small cap companies to be those with market capitalizations of $3 billion or less.
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Fund Facts
The All Cap Value Fund normally invests in common stocks of U.S. companies that the Advisor believes have strong capital appreciation potential. There are no capitalization requirements for the securities in which the All Cap Value Fund may invest.
Value Investing:
The Advisor follows a value style and believes that value investment strategies provide greater risk-adjusted returns than growth investment strategies. The Advisor believes that investors are better served owning low-expectation stocks that trade at a discount to the value of their future cash flows than high-expectation stocks that trade at a premium. The Advisor identifies these investment opportunities by employing a disciplined, bottom-up research process that emphasizes internally generated fundamental research whose consistent application seeks to maximize long-term performance with below-market volatility.
The different Funds emphasize these characteristics in different degrees depending on investment objective and market capitalization focus.
What are the main risks of investing in the Funds?
All Funds. As with any mutual fund, the value of a Fund’s investments, and therefore the value of Fund shares, may go down. These changes may occur because a particular stock or stock market in which a Fund invests is falling. Also, the Advisor may select securities which underperform the stock market or other funds with similar investment objectives and investment strategies. If the value of a Fund’s investments goes down, you may lose money. We cannot guarantee that a Fund will achieve its investment objective.
The Funds’ value discipline sometimes prevents or limits investments in stocks that are in well-known indexes, like the Standard & Poor’s 500 Composite Stock Price Index™ (“S&P 500 Index®”), the Russell 1000® Index, the Russell Midcap® Index or the Russell 2000® Index. Also, the returns of the Funds will not necessarily be similar to the returns of their applicable indexes.
An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Mid-Cap Value Fund, Small Cap Value Fund and All Cap Value Fund. Generally, the stock prices of small and mid-size companies vary more than the stock prices of large companies and may present above average risk. Securities of small and mid cap companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the stock market as a whole. In addition, small cap stocks tend to be more volatile and market capitalization swings more extreme than for mid- and large cap stocks.
All Cap Value Fund. The Fund is non-diversified and may invest in a small number of securities. By concentrating in a smaller number of investments, the Fund’s risk is increased because each investment has a greater affect on the Fund’s performance.
See “Investment Risks” for more information about the risks associated with each Fund.
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Fund Facts
Who should invest?
The Core Value Fund may be an appropriate investment if you:
•	Are seeking capital appreciation and can withstand the share price volatility of equity investing.

•	Are seeking a diversified portfolio of equity securities to include stocks with market capitalizations like those found in the Russell 1000® Index.

•	Want a professionally managed and diversified portfolio.

•	Are willing to accept the risk that the value of your investment may decline in order to seek capital appreciation.

•	Are prepared to receive taxable dividends.

•	Have a long-term view.
The Large Cap Value Fund may be an appropriate investment if you:
•	Are seeking current income and long-term growth of income, as well as capital appreciation, and can withstand the share price volatility of equity investing.

•	Are seeking a diversified portfolio of equity securities to include stocks with market capitalizations like those found in the Russell 1000® Index.

•	Want a professionally managed and diversified portfolio.

•	Are willing to accept the risk that the value of your investment may decline in order to seek current income and long-term growth of income, as well as capital appreciation.

•	Are prepared to receive taxable dividends.

•	Have a long-term view.
The Mid-Cap Value Fund may be an appropriate investment if you:
•	Are seeking capital appreciation and can withstand the share price volatility of equity investing.

•	Are seeking to diversify a portfolio of equity securities to include stocks with market capitalizations like those found in the Russell Midcap® Index.

•	Want a professionally managed and diversified portfolio.

•	Are willing to accept the risk that the value of your investment may decline in order to seek capital appreciation.

•	Are not looking for current income.

•	Are prepared to receive taxable dividends.

•	Have a long-term view.
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Fund Facts
The Small Cap Value Fund may be an appropriate investment if you:
•	Are seeking capital appreciation and can withstand the share price volatility of equity investing.

•	Are seeking to diversify a portfolio of equity securities to include small capitalization stocks.

•	Want a professionally managed and diversified portfolio.

•	Are willing to accept the risk that the value of your investment may decline in order to seek capital appreciation.

•	Are not looking for current income.

•	Are prepared to receive taxable dividends.

•	Have a long-term view.
The All Cap Value Fund may be an appropriate investment if you:
•	Are willing to accept the risk of a concentrated portfolio.

•	Are seeking capital appreciation and can withstand the share price volatility of equity investing.

•	Want a professionally managed portfolio.

•	Are willing to accept the risk that the value of your investment may decline in order to seek capital appreciation.

•	Are not looking for current income.

•	Are prepared to receive taxable dividends.

•	Have a long-term view.
Investing in any of the Funds does not constitute a complete investment program and you should consider it just one part of your total investment program. Each Fund may invest in a company that another Fund may also hold. Investing in multiple Hotchkis and Wiley Funds might not provide meaningful diversification for shareholders’ investment portfolios.
Closed Funds
The Large Cap Value Fund, the Mid-Cap Value Fund, the Small Cap Value Fund and the All Cap Value Fund are closed to new investors (except as noted below). Unless you fit into one of the investor categories described below, you may not invest in these Funds.
You may purchase Fund shares through your existing Fund account and reinvest dividends and capital gains in the Fund if you are:
•	A current Fund shareholder; or

•	A participant in a retirement plan that offers the Fund as an investment option.
New accounts may be opened for the transfers of shares from existing accounts if the registration or beneficial owner remains the same.
New accounts may be opened in IRA rollover programs offered by certain financial intermediaries.
New accounts may be opened in the Mid-Cap Value Fund only if you purchase through an asset allocation program offered by certain broker-dealers who have selected the Fund as part of their discretionary model.
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Fund Facts
New accounts may be opened in the Large Cap Value Fund only as follows:
•	Defined contribution plans may open new accounts.

•	If you purchase through an asset allocation program offered by certain broker-dealers who have selected the Fund as part of their discretionary model.
New accounts in the Large Cap Value Fund and the Mid-Cap Value Fund opened through intermediaries may only be opened if the intermediaries agree to restrict new accounts to the exceptions mentioned above.
Except as otherwise noted, these restrictions apply to investments made directly with the Transfer Agent or through securities dealers or other financial intermediaries. Once an account is closed, new investments will not be accepted unless you are one of the types of investors listed above. Exchanges from other Hotchkis and Wiley Funds will not be permitted unless the exchange is being made into an existing Fund account. Investors may be required to demonstrate eligibility to purchase shares of the Fund before an investment is accepted. The Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund and All Cap Value Fund may allow new investments into the Funds in certain other circumstances. These Funds may resume sales of shares to additional investors at some future date, but have no present intention to do so.
The ability to exchange among the Hotchkis and Wiley Funds is now very limited since all Funds, except the Core Value Fund, are closed or very limited as to the new accounts that may be opened.
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Fund Facts
RISK/RETURN SUMMARY

The bar charts and tables provide some indication of the risks of investing in the Funds by showing changes in the Funds’ performance from year to year and by showing how each Fund’s average annual total returns for 1, 5 and 10 years (or for the life of the Fund if less than 5 or 10 years) compare with those of a broad measure of market performance. The bar charts do not reflect sales loads; if they did, total returns would be lower. The tables include the effects of maximum sales loads. The performance of both the Funds and the indexes vary over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates). How a Fund performed in the past (before and after taxes) is not necessarily an indication of how the Funds will perform in the future. Because the Core Value Fund has not been in operation for a full calendar year, no bar chart and table are shown for this Fund.
The inception dates for the Large Cap Value Fund Class A and Class C shares are October 26, 2001 and February 4, 2002, respectively. The inception date for the Mid-Cap Value Fund Class A and Class C shares is January 2, 2001. The inception dates for the Small Cap Value Fund Class A and Class C shares are October 6, 2000 and February 4, 2002, respectively. The inception dates for the All Cap Value Fund Class A and Class C shares are December 31, 2002 and August 28, 2003, respectively. The Large Cap Value Fund and the Mid-Cap Value Fund began offering Class R shares on August 28, 2003. Performance figures prior to the commencement of sales are based on the historical performance of the applicable Fund’s original share class (Class I), adjusted to reflect the higher operating expenses of Class A, Class C and Class R shares and the current applicable sales charges of Class A, Class C and Class R shares. The imputed returns include the effect of the waiver of management fees and/or reimbursement of certain operating expenses by the Advisor. Without such waiver or reimbursement, returns would have been lower and ratings or rankings may have been less favorable. Performance figures for the Class A, Class C and Class R shares from commencement of sales to June 30, 2005 reflect the actual performance of these classes of shares. Although Class I shares are not offered in this prospectus, each class invests in the same portfolio, so annual returns differ only to the extent that the classes do not have the same expenses. The annual returns of the Class A, Class C and Class R shares will be lower than the returns of the Class I shares, due to the distribution and service (12b-1) fees paid by those classes.
After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A. After-tax returns for other classes will vary.
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Fund Facts
Large Cap Value Fund – Class A
During the period shown in the bar chart, the highest return for a quarter was 22.20% (quarter ended June 30, 2003) and the lowest return for a quarter was -16.93% (quarter ended September 30, 2002). The year-to-date return as of June 30, 2005 was 3.13%.

Average Annual Total Returns (%)
For the periods ended December 31, 2004	1 Year	5 Years	10 Years

Large Cap Value Fund

Return Before Taxes — Class A	15.31%	12.27%	14.08%

Return after Taxes on Distributions — Class A	15.17%	11.21%	11.51%

Return after Taxes on Distributions and Sale of Fund Shares — Class A	10.13%	10.09%	11.01%

Return Before Taxes — Class C	19.79%	12.58%	13.76%

Return Before Taxes — Class R	21.46%	13.23%	14.37%

S&P500® Index (reflects no deduction for fees, expenses or taxes)	10.88%	-2.32%	12.08%

Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	11.40%	-1.76%	12.16%

Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	16.49%	5.27%	13.82%

Returns shown for Class A, C and R shares for the periods prior to their inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. (Inception dates: Class A — 10/26/01; Class C — 2/4/02; Class R — 8/28/03)
The S&P 500® Index is a capital weighted, unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. It is not possible to invest directly in an index.
The Russell 1000® Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000® Index. It is not possible to invest directly in an index.
The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in an index. As of June 2005, the Fund added this index as an additional measure of market performance.
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Fund Facts
Mid-Cap Value Fund – Class A
During the period shown in the bar chart, the highest return for a quarter was 26.36% (quarter ended June 30, 1999) and the lowest return for a quarter was -20.60% (quarter ended September 30, 2002). The year-to-date return as of June 30, 2005 was 4.49%.

Average Annual Total Returns (%)			Since
For the periods ended December 31, 2004	1 Year	5 Years	01/02/97(1)

Mid-Cap Value Fund

Return Before Taxes — Class A	18.49%	22.44%	18.12%

Return after Taxes on Distributions — Class A	17.57%	21.14%	16.18%

Return after Taxes on Distributions and Sale of Fund Shares — Class A	12.39%	19.09%	14.87%

Return Before Taxes — Class C	23.11%	22.91%	18.00%

Return Before Taxes — Class R	25.45%	23.84%	18.82%

Russell Midcap® Index (reflects no deduction for fees, expenses and taxes)	20.22%	7.59%	11.86%

Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	23.71%	13.48%	13.14%

(1)	Commencement of Class I.
Returns shown for Class A, C and R shares for the periods prior to their inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. (Inception dates: Class A and C — 1/2/01; Class R — 8/28/03)
The Russell Midcap® Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000® Index. It is not possible to invest directly in an index.
The Russell Midcap® Value Index measures the performance of those Russell Midcap® companies with lower price-to book value ratios and lower forecasted growth values. It is not possible to invest directly in an index. As of June 2005, the Fund added this index as an additional measure of market performance.
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Fund Facts
Small Cap Value Fund – Class A
During the period shown in the bar chart, the highest return for a quarter was 25.72% (quarter ended June 30, 1999) and the lowest return for a quarter was -27.02% (quarter ended September 30, 1998). The year-to-date return as of June 30, 2005 was 4.00%.

Average Annual Total Returns (%)
For the periods ended December 31, 2004	1 Year	5 Years	10 Years

Small Cap Value Fund

Return Before Taxes — Class A	20.71%	27.20%	16.47%

Return after Taxes on Distributions — Class A	17.89%	26.37%	14.49%

Return after Taxes on Distributions and Sale of Fund Shares — Class A	15.97%	24.10%	13.54%

Return Before Taxes — Class C	25.41%	27.26%	16.05%

Russell 2000® Index (reflects no deduction for fees, expenses and taxes)	18.33%	6.61%	11.53%

Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	22.25%	17.23%	15.17%

Returns shown for Class A and C shares for the periods prior to their inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. (Inception dates: Class A — 10/6/00; Class C — 2/4/02)
The Russell 2000® Index is a stock market index comprised of the 2,000 smallest companies in the Russell 3000® Index. It is not possible to invest directly in an index.
The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in an index. As of June 2005, the Fund added this index as an additional measure of market performance.
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Fund Facts
All Cap Value Fund – Class A
During the period shown in the bar chart, the highest return for a quarter was 28.51% (quarter ended June 30, 2003) and the lowest return for a quarter was -3.88% (quarter ended June 30, 2004). The year-to-date return as of June 30, 2005 was 3.87%.

Average Annual Total Returns (%)		Since
For the periods ended December 31, 2004	1 Year	12/31/02(1)

All Cap Value Fund

Return Before Taxes — Class A	10.28%	36.76%

Return after Taxes on Distributions — Class A	10.22%	36.71%

Return after Taxes on Distributions and sale of Fund shares — Class A	6.77%	31.90%

Return Before Taxes — Class C	14.49%	38.87%

S&P500® Index (reflects no deduction for fees, expenses and taxes)	10.88%	19.45%

Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	11.95%	21.13%

Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)	16.94%	23.84%

(1)	Commencement of Class I and Class A.
Returns shown for Class C shares for the periods prior to its inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of the class. (Inception date: Class C - 8/28/03)
The S&P 500® Index is a capital weighted, unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. It is not possible to invest directly in an index.
The Russell 3000® Index, an unmanaged index, is comprised of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. It is not possible to invest directly in an index. As of June 2005, the Fund added this index as an additional measure of market performance.
The Russell 3000® Value Index measures the performance of those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in an index. As of June 2005, the Fund added this index as an additional measure of market performance.
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Fund Facts
FEES AND EXPENSES

Class A, Class C and Class R shares are offered through this prospectus. Class R shares are available only to certain retirement plans. Class I shares are offered through another prospectus. See pages 4-5 for details regarding closed Funds. Although your money will be invested the same way no matter which class of shares you buy, there are differences among the fees and expenses associated with each class. You should decide which class best suits your needs. Your financial consultant, selected securities dealer or other financial intermediary can help you with this decision.
These tables show the different fees and expenses that you may pay if you buy and hold the different classes of shares of a Fund. Future expenses may be greater or less than those indicated below.

Shareholder Fees (fees paid directly from your investment)(a):	Class A		Class C		Class R

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.25	%(b)	None		None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None(c)		1.00	%(b)	None

Maximum Sales Charge (Load) imposed on Dividend Reinvestments	None		None		None

Redemption Fee	None		None		None

Exchange Fee	None		None		None

Core Value Fund

Annual Fund Operating Expenses (expenses that are deducted from the Fund’s total assets):	Class A	Class C

Management Fees(d)	0.75%	0.75%

Distribution and/or Service (12b-1) Fees(e)	0.25%	1.00%

Other Expenses (including transfer agency fees)(f)	0.50%	0.51%

Total Annual Fund Operating Expenses	1.50%	2.26%

Fee Waiver and/or Expense Reimbursement(d)	-0.30%	-0.31%

Net Annual Fund Operating Expenses(d)	1.20%	1.95%

Large Cap Value Fund

Annual Fund Operating Expenses (expenses that are deducted from the Fund’s total assets):	Class A	Class C	Class R

Management Fees(d)	0.75%	0.75%	0.75%

Distribution and/or Service (12b-1) Fees(e)	0.25%	1.00%	0.50%

Other Expenses (including transfer agency fees)	0.24%	0.24%	0.24	%(e)

Total Annual Fund Operating Expenses	1.24%	1.99%	1.49%

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Fund Facts

Mid-Cap Value Fund

Annual Fund Operating Expenses (expenses that are deducted from the Fund’s total assets):	Class A	Class C	Class R

Management Fees(d)	0.75%	0.75%	0.75%

Distribution and/or Service (12b-1) Fees(e)	0.25%	1.00%	0.50%

Other Expenses (including transfer agency fees)	0.28%	0.28%	0.28	%(e)

Total Annual Fund Operating Expenses	1.28%	2.03%	1.53%

Small Cap Value Fund

Annual Fund Operating Expenses (expenses that are deducted from the Fund’s total assets):	Class A	Class C

Management Fees(d)	0.75%	0.75%

Distribution and/or Service (12b-1) Fees(e)	0.25%	1.00%

Other Expenses (including transfer agency fees)	0.31%	0.31%

Total Annual Fund Operating Expenses	1.31%	2.06%

All Cap Value Fund

Annual Fund Operating Expenses (expenses that are deducted from the Fund’s total assets):	Class A	Class C

Management Fees(d)	0.75%	0.75%

Distribution and/or Service (12b-1) Fees(e)	0.25%	1.00%

Other Expenses (including transfer agency fees)(f)	0.29%	0.29%

Total Annual Fund Operating Expenses	1.29%	2.04%

(a)	Certain securities dealers or other financial intermediaries may charge a fee to process a purchase or sale of shares. See “How to Buy, Sell, Transfer and Exchange Shares.” There is a $15 fee on outgoing wire transactions.

(b)	Some investors may qualify for reductions in or waivers of the sales charge (load).

(c)	You may pay a deferred sales charge if you purchase $1 million or more and you redeem within one year. For information regarding deferred sales charges, please see “Class A Shares” and “Reduction or Waiver of Deferred Sales Charges Applicable to Class A and Class C Shares” in the “Shareholder Services” section.

(d)	The Advisor has contractually agreed to waive management fees and/or reimburse expenses through October 31, 2006 to certain limits: Core Value: Class A — 1.20%, Class C - 1.95%; Large Cap Value: Class A — 1.30%, Class C — 2.05%, Class R — 1.55%; Mid-Cap Value: Class A — 1.40%, Class C — 2.15%, Class R — 1.65%; Small Cap Value: Class A — 1.50%, C - 2.25%; All Cap Value: Class A — 1.50%, Class C — 2.25%.

(e)	If you hold Class C or Class R shares over time, it may cost you more in distribution (12b-1) fees than the maximum sales charge that you would have paid if you had bought one of the other classes.

(f)	Other Expenses are based on estimated amounts of expenses that the Fund expects to incur in its first full year of operations.
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Fund Facts
Examples:
These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.
These examples assume that you invest $10,000 in a Fund for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to that particular class and that the Funds’ operating expenses remain the same except for the expense reimbursement in effect for the first year. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in these examples. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Expenses if you did			Expenses if you did not
	redeem your shares			redeem your shares
	Class A	Class C	Class R	Class A	Class C	Class R

Core Value Fund

One year	$641	$298		$641	$198

Three years*	$946	$677		$946	$677

Five years*	$1,274	$1,182		$1,274	$1,182

Ten years*	$2,197	$2,571		$2,197	$2,571

Large Cap Value Fund

One year	$645	$302	$152	$645	$202	$152

Three years*	$898	$624	$471	$898	$624	$471

Five years*	$1,170	$1,073	$813	$1,170	$1,073	$813

Ten years*	$1,946	$2,317	$1,779	$1,946	$2,317	$1,779

Mid-Cap Value Fund

One year	$649	$306	$156	$649	$206	$156

Three years*	$910	$637	$483	$910	$637	$483

Five years*	$1,190	$1,093	$834	$1,190	$1,093	$834

Ten years*	$1,989	$2,358	$1,824	$1,989	$2,358	$1,824

Small Cap Value Fund

One year	$651	$309		$651	$209

Three years*	$918	$646		$918	$646

Five years*	$1,205	$1,108		$1,205	$1,108

Ten years*	$2,021	$2,390		$2,021	$2,390

All Cap Value Fund

One year	$649	$307		$649	$207

Three years*	$913	$640		$913	$640

Five years*	$1,195	$1,098		$1,195	$1,098

Ten years*	$2,000	$2,369		$2,000	$2,369

*	These expenses do not reflect the continuation beyond the first year of the contractual arrangement between the Advisor and the Trust that limits expenses incurred by each class of the Funds. This arrangement expires on October 31, 2006 and is renewable.
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About the Details
HOW THE FUNDS INVEST

Core Value Fund
The Core Value Fund’s investment objective is capital appreciation.
The Core Value Fund normally invests in large capitalization U.S. companies whose stocks are considered by the Advisor to be undervalued. The Advisor currently considers large cap companies to be those with market capitalizations like those found in the Russell 1000® Index. Market capitalization is measured at the time of initial purchase. The Fund seeks to invest in stocks whose future prospects are misunderstood or not fully recognized by the market.
Large Cap Value Fund
The Large Cap Value Fund’s investment objective is current income and long-term growth of income, as well as capital appreciation.
The Large Cap Value Fund invests at least 80% of its net assets plus borrowings for investment purposes in common stocks of large cap U.S. companies under normal circumstances. The Advisor currently considers large cap companies to be those with market capitalizations like those found in the Russell 1000® Index. Market capitalization is measured at the time of initial purchase. Normally, the Fund invests at least 80% of its net assets in stocks that have a high cash dividend or payout yield relative to the market. Payout yield is defined as dividend yield plus net share repurchases.
In addition to these principal investments, the Fund may invest in stocks that do not pay dividends, but have growth potential unrecognized by the market or changes in business or management that indicate growth potential.
Mid-Cap Value Fund
The Mid-Cap Value Fund’s investment objective is capital appreciation.
The Mid-Cap Value Fund invests at least 80% of its net assets plus borrowings for investment purposes in common stocks of mid cap U.S. companies under normal circumstances. The Advisor currently considers mid cap companies to be those with market capitalizations like those found in the Russell Midcap® Index. Market capitalization is measured at the time of initial purchase.
Small Cap Value Fund
The Small Cap Value Fund’s investment objective is capital appreciation.
The Small Cap Value Fund invests at least 80% of its net assets plus borrowings for investment purposes in common stocks of small cap U.S. companies under normal circumstances. The Advisor currently considers small cap companies to be those with market capitalizations of $3 billion or less. Market capitalization is measured at the time of initial purchase.
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About the Details
All Cap Value Fund
The All Cap Value Fund’s investment objective is capital appreciation.
The All Cap Value Fund normally invests in common stocks of U.S. companies that the Advisor believes have strong capital appreciation potential. There are no capitalization requirements for the securities in which the Fund may invest.
The Large Cap Value Fund, Mid-Cap Value Fund and Small Cap Value Fund will provide 60 days’ prior written notice to shareholders of a change in a Fund’s non-fundamental policy of investing at least 80% of its net assets plus borrowings for investment purposes in the type of investments suggested by the Fund’s name.
Money Market Investments
To meet redemptions and when waiting to invest cash receipts, the Funds may invest in short-term, investment grade bonds, money market mutual funds and other money market instruments.
Temporary Defensive Investments
A Fund temporarily can invest up to 100% of its assets in short-term, investment grade bonds and other money market instruments in response to adverse market, economic or political conditions. A Fund may not achieve its objective using this type of investing.
INVESTMENT RISKS

This section contains a summary discussion of the general risks of investing in a Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its goals or that the Fund’s performance will be positive for any period of time.
Each Fund’s principal risks are listed below:
Market Risk and Selection Risk
Market risk is the risk that the market will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that the investments that the Advisor selects will underperform the market or other funds with similar investment objectives and investment strategies.
The Mid-Cap Value Fund, Small Cap Value Fund and All Cap Value Fund also are subject to the following principal risks:
Risks of Investing in Small and Mid-Size Companies
The Mid-Cap Value Fund, Small Cap Value Fund and All Cap Value Fund invest in the securities of small and mid cap companies. Investment in small and mid cap companies may involve more risk than investing in larger, more established companies. Small and mid cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails, or if management changes, or there are other adverse developments, a Fund’s investment in a small cap or mid cap company may lose substantial value.
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About the Details
The All Cap Value Fund also is subject to the following principal risks:
Non-diversification Risk
The All Cap Value Fund is non-diversified under federal securities laws, meaning the Fund can invest more than 5% of its assets in the securities of any one issuer. Investing in a non-diversified mutual fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in the value of one security may represent a greater portion of the total assets of a non-diversified fund. The Fund’s share values could fluctuate more than those of funds holding more securities in their portfolios.
Concentration Risk
The All Cap Value Fund’s ability as a non-diversified fund to invest more than 5% of its assets in any one issuer, discussed above, together with the Advisor’s value investment strategy of identifying investment opportunities through a bottom-up process emphasizing internally generated fundamental research, may from time to time result in the Fund investing significant amounts of its portfolio in securities of issuers principally engaged in the same or related industries. Market conditions, interest rates and economic, regulatory or financial developments could significantly affect a single industry or a group of related industries. Concentration risk is the risk that the securities of companies in such an industry or group of industries, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to these or other developments and adversely affect the value of the portfolio to a greater extent than if it were less concentrated.
All of the Funds also may be subject to the following non-principal risks:
Portfolio Turnover
At times a Fund may purchase securities for short-term profits, which may result in a high portfolio turnover rate. A high portfolio turnover rate involves certain tax consequences and correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne by the Fund and may adversely affect performance.
Initial Public Offering Risks
The volume of Initial Public Offerings (“IPOs”) and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and a Fund may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. In addition, the prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks.
Foreign Market Risk
Each Fund may invest in securities of companies located in foreign countries, including American Depositary Receipts. American Depositary Receipts are receipts typically issued by an American bank or trust company that show evidence of underlying securities issued by a foreign corporation. Foreign investments involve special risks not present in U.S. investments that can increase the chances that a Fund will lose money. In particular, investments in foreign securities involve the following risks, which are generally greater for investments in emerging markets:
•	The economies of some foreign markets often do not compare favorably with that of the U.S. in areas such as growth of gross national product, reinvestment of capital, resources, and balance of payments. Some of these economies may rely heavily on particular industries or foreign capital. They may be more vulnerable to adverse diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures.

•	Investments in foreign markets may be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes.
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About the Details
•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices. They could also impair a Fund’s ability to purchase or sell foreign securities or transfer its assets or income back into the U.S., or otherwise adversely affect the Fund’s operations.

•	Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts and political and social instability. Legal remedies available to investors in some foreign countries may be less extensive than those available to investors in the U.S.

•	Prices of foreign securities may go up and down more than prices of securities traded in the U.S.

•	Foreign markets may have different clearance and settlement procedures. In certain markets, settlements may be unable to keep pace with the volume of securities transactions. If this occurs, settlement may be delayed and the Fund’s assets may be uninvested and not earning returns. The Fund also may miss investment opportunities or be unable to sell an investment because of these delays.

•	The value of the Fund’s foreign holdings (and hedging transactions in foreign currencies) will be affected by changes in currency exchange rates.

•	The costs of foreign securities transactions tend to be higher than those of U.S. transactions.
Convertible Securities
Convertibles are generally bonds or preferred stocks that may be converted into common stock. Convertibles typically pay current income, as either interest (bond convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like regular bonds; that is, if market interest rates rise, the value of a convertible usually falls. Since it is convertible into common stock, the convertible also has the same types of market and issuer risk as the underlying common stock.
Debt Securities
Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer’s financial condition and on the terms of the bonds. These securities are also subject to interest rate risk, which is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than shorter-term securities.
Derivatives
The Funds also may use derivatives. Derivatives are financial instruments, like futures, forwards, swap agreements and options, the values of which are derived from other securities, commodities (such as gold or oil) or indexes (such as the S&P 500® Index). Derivatives may allow a Fund to increase or decrease its level of risk exposure more quickly and efficiently than transactions in other types of instruments. If a Fund invests in derivatives, the investments may not be effective as a hedge against price movements and can limit potential for growth in the value of an interest in a Fund. Derivatives are volatile and involve significant risks, including:
•	Leverage Risk — the risk associated with certain types of investments or trading strategies in which relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

•	Credit Risk — the risk that the counterparty on a derivative transaction will be unable to honor its financial obligation to a Fund.

•	Currency Risk — the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.

•	Liquidity Risk — the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

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About the Details
Fair Value Pricing
The Funds have adopted fair valuation procedures for use in appropriate circumstances. If no price, or in the Advisor’s determination no price representing fair value, is provided for a security held by a Fund by an independent pricing agent, then the security will be fair valued. Instances where it may be necessary to fair value a security include, among others: outstanding voluntary corporate actions which have not yet converted to the new securities and significant events or actions occurring after the close of the relevant market but before the Funds calculate their NAVs. The Board of Trustees has delegated to the Advisor the authority to approve fair value determinations in any situation that would impact a Fund’s Net Asset Value (“NAV”) by less than a penny per share. If the proposed valuation would impact a Fund’s NAV by more than a penny per share, then the Valuation Committee of the Board meets to determine an appropriate price. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon its sale.
ADDITIONAL INFORMATION

Each year the Funds will send investors an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Funds. To reduce expenses, we will send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your financial intermediary otherwise.
If you would like further information about the Funds, including how they invest, please see the Statement of Additional Information (“SAI”).
The Funds’ complete portfolio holdings as of each month-end generally will be available on the last business day of the following month at www.hwcm.com . This information will, at a minimum, remain on the Funds’ website until the Funds file their list of holdings with the Securities and Exchange Commission for the relevant periods. A complete description of the Funds’ policies and procedures regarding the disclosure of portfolio holdings can be found in the SAI.

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Shareholder Services
ABOUT CLASS A, CLASS C AND CLASS R SHARES

Class A, Class C and Class R shares are offered through this prospectus. Class R shares are available only to certain retirement plans. Class I shares are offered through another prospectus. See pages 4-5 for details regarding closed Funds.
Each class has its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. Each share class represents an ownership interest in the same investment portfolio as the other classes of shares of that Fund. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Your financial consultant or other financial intermediary can help you determine which share class is best suited to your personal financial goals.
The Funds’ shares are distributed by Quasar Distributors, LLC (the “Distributor”).
If you select Class A shares, you generally pay the Distributor a sales charge at the time of purchase. If you buy Class A shares, you also pay out of Fund assets a distribution and service fee of 0.25%. You may be eligible for a sales charge reduction or waiver. Because distribution and service fees are paid out of Fund assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges.
If you select Class C or Class R shares, you will invest the full amount of your purchase price, but you will be subject to a distribution and service fee of 1.00% for Class C shares, and 0.50% for Class R shares. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, you may be subject to a deferred sales charge when you sell Class C shares.
Certain financial intermediaries may charge you additional fees in connection with transactions in Fund shares. The Advisor, the Distributor or their affiliates may make payments or provide non-cash compensation out of their own resources to securities dealers and other financial intermediaries for providing services intended to result in the sale of Fund shares or for shareholder servicing activities. The compensation is discretionary and may be available only to selected selling and servicing agents. See the SAI for a discussion of marketing and support payments.
Certain authorized agents of the Funds charge a fee for shareholder accounting services and administrative services that they provide to the Funds on behalf of certain shareholders. A description of the Funds’ sub-transfer agency policies can be found in the SAI.

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Shareholder Services
To better understand the pricing of the Funds’ shares, we have summarized the information below:

	Class A	Class C	Class R

Availability	Generally available	Generally available	Available only to
	through selected	through selected	certain retirement
	securities dealers	securities dealers	plans.
	and other financial	and other financial
	intermediaries.	intermediaries.

Initial Sales	Yes. Payable at	No. Entire purchase	No. Entire purchase
Charge?	time of purchase.	price is invested	price is invested
	Lower sales charges	in shares of the	in shares of the
	available or waived	Fund.	Fund.
for certain investments.

Deferred Sales	No. (May be charged	Yes. Payable if you
Charge?	for purchases over	redeem within one
	$1 million that are	year of purchase.
redeemed within one
	year.)		No.

Redemption Fee?	No.	No.	No.

Distribution and Service Fees?	0.25%	1.00%	0.50%

Class A Shares
If you select Class A shares, you will pay a sales charge at the time of purchase as shown in the following table. Securities dealers’ compensation will be as shown in the last column.

			Compensation
	As a % of	As a % of	as a % of
Your Investment	Offering Price	Your Investment*	Offering Price
Less than $25,000	5.25%	5.54%	5.00%
$25,000 but less than $50,000	4.75%	4.99%	4.50%
$50,000 but less than $100,000	4.00%	4.17%	3.75%
$100,000 but less than $250,000	3.00%	3.09%	2.75%
$250,000 but less than $1,000,000	2.00%	2.04%	1.80%
$1,000,000 and over	0.00%	0.00%	0.00%

*	Rounded to the nearest one-hundredth percent.
No initial sales charge applies to shares that you buy through reinvestment of dividends.
If you invest $1,000,000 or more in Class A shares, you do not pay an initial sales charge, and the Advisor compensates the selling dealer or other financial intermediary. If you redeem your shares within one year after purchase, you may be charged a deferred sales charge of 0.75% of the original cost of the shares being redeemed. The circumstances in which a deferred sales charge may be reduced or waived are included under the heading “Reduction or Waiver of Deferred Sales Charges Applicable to Class A and Class C Shares” in this section.

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Shareholder Services
Investors qualifying for significantly reduced initial sales charges on Class A shares may find the initial sales charge alternative particularly attractive, because similar sales charge reductions are not available with respect to the deferred sales charges imposed in connection with purchases of Class C shares. Investors not qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time also may elect to purchase Class A shares, because over time the accumulated ongoing distribution and service fees on Class C shares may exceed the initial sales charges and lower distribution and service fees on Class A shares. In addition, the ongoing Class C distribution and service fees will cause Class C shares to have higher expense ratios, pay lower dividends and have lower total returns than the Class A shares.
A reduced or waived sales charge on a purchase of Class A shares may apply for:
•	Purchases under a Right of Accumulation or Letter of Intent

•	Certain programs of selected securities dealers and other financial intermediaries that have an agreement with the Distributor or its affiliates

•	Registered representatives (and their immediate family members as described below under ‘A Right of Accumulation’) of brokers-dealers who act as selling agents

•	Certain defined contributions plans
Investors may need to provide their broker-dealer with the information necessary to take full advantage of reduced or waived Class A sales charges.
A Right of Accumulation permits you to pay the sales charge applicable to the current market value based on the maximum offer price of all shares you own in the Funds held at the financial intermediary at which you are making the current purchase. If the current purchase is made directly through the Transfer Agent, then only those shares held directly at the Transfer Agent may apply toward the right of accumulation. Shares held in the name of a nominee or custodian under pension, profit-sharing or other employee benefit plans may not be combined with other shares to qualify for the right of accumulation. The following are relationships that, if held individually or in any combination within the group, can be aggregated: the individual; his/her spouse; his/her children under 21; any account that has the same social security number as the individual; his/her spouse and/or his/her children under 21. In order to receive a reduced sales charge, you must, at the time of purchase, provide sufficient information to permit verification that the purchase qualifies for the discount. All eligible shareholder names, account numbers and tax identification numbers, along with an indication of the relationship to the investor, must be included at the time of the initial purchase. The Right of Accumulation may be amended or terminated at any time.
A Letter of Intent permits you to pay the sales charge that would be applicable if you add up all Class A shares of the Fund (at least $25,000) that you agree to buy within a 13 month period, starting with the first purchase pursuant to the Letter of Intent. The Letter of Intent is not a binding obligation to purchase any amount of Class A shares, but its execution will result in the purchaser paying a lower sales charge at the appropriate quantity purchase level. A purchase not originally made pursuant to a Letter of Intent may be included under a subsequent Letter of Intent executed within 90 days of such purchase if you notify the Distributor in writing of this intent within the 90 day period. The value of Class A shares of a Fund presently held, based on the maximum offer price, on the date of the first purchase under the Letter of Intent may be included as a credit toward the completion of the Letter, but the reduced sales charge applicable to the amount covered by the Letter will be applied only to new purchases. If the total amount of shares does not equal the amount stated in the Letter of Intent (minimum of $25,000), you will be notified and must pay, within 20 days of the execution of such Letter, the difference between the sales charge on the Class A shares purchased at the reduced rate and the sales charge applicable to the shares actually purchased through the Letter. Class A shares equal to 5.0% of the intended amount will be held in escrow during the 13-month period (while remaining registered in the name of the purchaser) for this purpose. The first purchase under the Letter of Intent must be at least 5.0% of the dollar amount of such Letter. If a purchase during the term of such Letter would otherwise be subject to a further reduced sales charge based on the right of accumulation, the purchaser will be entitled on that purchase and subsequent purchases to that further reduced percentage sales charge, but there will be no retroactive reduction of the sales charges on any previous purchase. Purchasers who may qualify for this further reduced sales charge must provide the Distributor with sufficient information to permit confirmation of qualification. In order to execute a Letter of Intent, please call 1-800-796-5606 for an application.

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Shareholder Services
If you redeem Class A shares and within 60 days buy new Class A shares in the same Fund and register the account in the same way as the redeemed shares, you will not pay a sales charge on the new purchase amount. The amount eligible for this “Reinstatement Privilege” may not exceed the amount of your redemption proceeds. To exercise the privilege, contact your financial consultant, selected securities dealer, other financial intermediary or the Funds’ Transfer Agent at 1-866-HW-FUNDS (1-866-493-8637).
You can find information about sales loads and breakpoints on the Fund’s website at www.hwcm.com and in the SAI, which is also available on the website.
Class C Shares
If you select Class C shares, you do not pay an initial sales charge at the time of purchase. However, the Distributor compensates the selling dealer or other financial intermediary. If you redeem your Class C shares within one year after purchase, you may be required to pay a deferred sales charge. You will also pay distribution and service fees of 1.00% each year under a distribution plan that the Funds have adopted under Rule 12b-1 under the Investment Company Act of 1940. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. The Distributor uses the money that it receives from the deferred sales charges and the distribution fees primarily to compensate financial consultants, selected securities dealers or other financial intermediaries who assist you in purchasing Fund shares and also to cover the costs of marketing and advertising. The service fees pay for personal services provided to shareholders and the maintenance of shareholder accounts.
Shareholders eligible to invest at net asset value ($1 million sales charge breakpoint discount) may not purchase Class C shares.
If you redeem Class C shares within one year after purchase, you may be charged a deferred sales charge of 1.00%. The charge will apply to the original cost of the shares being redeemed determined on a first-in, first-out basis. The circumstances in which a deferred sales charge may be reduced or waived are included under the heading “Reduction or Waiver of Deferred Sales Charges Applicable to Class A and Class C Shares” in this section.
Reduction or Waiver of Deferred Sales Charge Applicable to Class A and Class C Shares
The deferred sales charge relating to Class A and Class C shares may be reduced or waived in certain circumstances, such as:

•	Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 70 1/2 years old;

•	Redemption by certain eligible 401(a) and 401(k) plans and certain retirement plan rollovers;

•	Withdrawals resulting from shareholder death or disability as long as the waiver request is made within one year after death or disability or, if later, reasonably promptly following completion of probate, or in connection with involuntary termination of an account in which Fund shares are held;

•	Withdrawal through a Systematic Withdrawal Plan;

•	Certain qualified plans for which the Distributor does not pay upfront commissions to selected dealers; and

•	Redemptions of shares acquired through reinvestment of dividends and distributions.

Class R Shares
Class R shares are available only to certain retirement plans. If you select Class R shares, you do not pay either an initial sales charge or a deferred sales charge. You will pay distribution and service fees of 0.50% each year under a distribution plan that the Funds have adopted under Rule 12b-1 under the Investment Company Act of 1940. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges.

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Shareholder Services
HOW TO BUY, SELL, TRANSFER AND EXCHANGE SHARES

The chart on the following pages summarizes how to buy, sell, transfer and exchange shares through your financial consultant, selected securities dealer, broker, investment adviser, service provider or other financial intermediary. Because the selection of a mutual fund involves many considerations, your financial consultant, selected securities dealer or other financial intermediary may help you with this decision. The Funds do not issue share certificates.
Because of the high cost of maintaining smaller shareholder accounts, the Funds may redeem the shares in your account (without charging any deferred sales charge) if the NAV of your account falls below $500 due to redemptions you have made. You will be notified that the value of your account is less than $500 before a Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least $500 before a Fund takes any action. This involuntary redemption does not apply to retirement plans or Uniform Gifts or Transfers to Minors Act accounts. A redemption of all of your shares in a Fund will generally be treated as a sale for Federal income tax purposes, and depending on the investor and type of account, may be subject to tax.

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Shareholder Services

If You Want To	Your Choices	Information Important for You to Know

Buy Shares	First, select the share class appropriate for you	Refer to the pricing of shares table on page 20. Be sure to read this prospectus carefully.

	Next, determine the amount of your investment	The minimum initial investment is $2,500 ($1,000 for IRA or other retirement accounts). There is no minimum initial investment for Class R shares. (The minimums for initial investments may be reduced or waived under certain circumstances.)

	Have your financial consultant, selected securities dealer or other financial intermediary submit your purchase order	The price of your shares is based on the next calculation of NAV after receipt of your order. Purchase orders received prior to the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m. Eastern time) are priced at the NAV determined that day (plus applicable sales charges for Class A shares). Certain financial intermediaries, however, may require submission of orders prior to that time.

Purchase orders received after that time are priced at the NAV determined on the next business day. The Fund may reject any order to buy shares and may suspend the sale of shares at any time. Certain financial intermediaries may charge a fee to process a purchase.

	Purchase through the Transfer Agent	Purchase By Mail Send a completed account application along with a check payable to HOTCHKIS AND WILEY FUNDS to the following address:

(regular mail) Hotchkis and Wiley Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701

(overnight) Hotchkis and Wiley Funds c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202-5207

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.

Checks must be drawn on a U.S. bank in U.S. dollars for the exact amount of the purchase. You will receive the NAV (plus applicable sales charges for Class A shares) next determined after the Transfer Agent receives your check and completed application. The Funds will not accept payment in cash, money orders, and cashier ‘s checks in an amount less than $10,000, U.S. Treasury checks, credit card checks, traveler’s checks, starter checks, drafts or third party checks. If your check does not clear, you will be charged a $25 service charge and for any other losses sustained by the Funds.

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Shareholder Services

If You Want To	Your Choices	Information Important for You to Know

Purchase By Wire

If you are making your first investment in the Funds, before you wire funds, the Transfer Agent must have a completed account application. You may mail or overnight deliver your account application to the Transfer Agent. Upon receipt of your completed account application, the Transfer Agent will establish an account for you. The account number assigned will be required as part of the instruction that should be provided to your financial institution to send the wire. Your financial institution must include the name of the Fund you are purchasing, the account number, and your name so that the wire may be correctly applied. Your bank should transmit funds by wire to:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022
For credit to U.S. Bancorp Fund Services, LLC
Account #112-952-137
For further credit to HOTCHKIS AND WILEY FUNDS
  [Name of Fund]
shareholder name and account number

Add to Your Investment	Purchase additional shares	The minimum investment for additional purchases is generally $100. (The minimums for additional purchases may be waived under certain circumstances.)

If you purchased your shares through the Transfer Agent, forms for additional contributions are included with your account statements or by calling 1-866- HW-FUNDS (1-866-493-8637). You may purchase additional shares via wire. Before sending your wire, please contact the Transfer Agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit of your wire.

Your financial consultant, selected securities dealer or other financial intermediary may also submit your order.

	Acquire additional shares through the automatic dividend reinvestment plan	All dividends are automatically reinvested without a sales charge.

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Shareholder Services

If You Want To	Your Choices	Information Important for You to Know

	Participate in the automatic investment plan	You may invest a specific amount on a periodic basis through the Funds’ Transfer Agent. The current minimum for such automatic investments is $100 (subsequent to the minimum initial investment). The minimum may be waived or revised under certain circumstances. To participate in the plan, your financial institution must be a member of the Automated Clearing House (“ACH”) network. You may change or terminate your participation in the plan at any time by notifying the Transfer Agent 5 days prior to your next transaction. To change your financial institution, a signature guarantee is required. If your financial institution rejects your transaction, the Transfer Agent will charge a $25 fee to your account. Selected securities dealers or other financial intermediaries may also offer automatic investment plans.

Transfer Shares to Another Securities Dealer or Other Financial Intermediary	Transfer to a participating securities dealer or other financial intermediary	You may transfer your Fund shares to another selected securities dealer or other financial intermediary if authorized dealer agreements are in place between the Distributor and the transferring intermediary and the Distributor and the receiving intermediary. Certain shareholder services may not be available for all transferred shares. You may only purchase additional shares of Funds previously owned before the transfer. All future trading of these assets must be coordinated by the receiving intermediary.

	Transfer to a	You must either:
	non-participating securities dealer or other financial intermediary	• Transfer your shares to an account with the Transfer Agent or • Sell your shares, paying any applicable deferred sales charge.

Sell Your Shares	Have your financial consultant, selected securities dealer or other financial intermediary submit your sales order	The price of your shares is based on the next calculation of NAV after receipt of your order. For your redemption request to be priced at the NAV on the day of your request (minus applicable deferred sales charges for Class A and Class C shares), you must submit your request to your selected securities dealer or other financial intermediary prior to that day’s close of regular trading on the New York Stock Exchange (generally, 4:00 p.m. Eastern time).

Certain financial intermediaries, however, may require submission of orders prior to that time. Redemption requests received after that time are priced (less applicable deferred sales charges for Class A and Class C shares) at the NAV at the close of regular trading on the next business day. Certain financial intermediaries may charge a fee to process a sale of shares. No processing fee is charged if you redeem the shares directly through the Transfer Agent.

The Fund may reject an order to sell shares under certain circumstances permitted by the Securities and Exchange Commission, including during unusual market conditions or emergencies when the Fund can’t determine the value of its assets or sell its holdings.

HOTCHKIS AND WILEY FUNDS	26

Shareholder Services

If You Want To	Your Choices	Information Important for You to Know

	Sell through the Transfer Agent	You may sell shares held at the Transfer Agent by writing to the Transfer Agent at the address on the inside back cover of this prospectus. All shareholders on the account must sign the letter. A signature guarantee will generally be required, but may be waived, if your redemption proceeds (i) are more than $50,000, (ii) are paid to a person other than the owner(s) shown on the Transfer Agent’s register, (iii) are sent to an address or bank account that is different from the Transfer Agent’s register or has changed within 30 days, or (iv) are paid to a corporation, partnership, trust or fiduciary. A signature guarantee is also required when adding telephone redemption privileges or adding/changing automated financial institution instructions on an existing account or when ownership has changed on the account. You can obtain a signature guarantee from a bank, securities dealer, securities broker, credit union, savings association, national securities exchange or registered securities association. A notary public seal will not be acceptable. You may have to supply additional documentation at the request of the Transfer Agent, depending on the type of account. Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax. Redemption requests failing to indicate an election will generally be subject to a 10% withholding.

All requests received in good order by the Transfer Agent before the close of regular trading on the New York Stock Exchange, (generally 4:00 pm Eastern time), will be processed that day and the proceeds will usually be sent the next day. You may have a check sent to the address of record, proceeds may be wired to your pre-determined financial institution account or proceeds may be sent via electronic funds transfer through the ACH network using instructions previously provided to the Transfer Agent for your account. There is a $15 fee for outgoing wire transfers. In all cases, proceeds will be processed within seven calendar days following a properly completed request. If you make a redemption request before a Fund has collected payment for the purchase of shares, the Fund or the Transfer Agent may delay mailing your proceeds. This delay will usually not exceed 12 days from the date of purchase.

You may also sell shares held at the Transfer Agent by telephone request if the amount being sold is less than $50,000 and if certain other conditions are met. Contact the Transfer Agent at 1-866-HW-FUNDS (1-866-493-8637) for details.

HOTCHKIS AND WILEY FUNDS	27

Shareholder Services

If You Want To	Your Choices	Information Important for You to Know

Sell Shares Systematically	Participate in a Fund’s Systematic Withdrawal Plan	You can choose to receive systematic payments from your Fund account either by check or through direct deposit to your financial institution account of at least $100 per payment if you have at least $10,000 in your account. You can generally arrange through the Transfer Agent or your selected securities dealer or other financial intermediary for systematic sales of shares of a fixed dollar amount as frequently as monthly, subject to certain conditions. Under either method, you must have dividends automatically reinvested.

The deferred sales charge is waived for systematic redemptions. Ask your financial intermediary or the Transfer Agent for details. Each withdrawal is a taxable event.

Exchange Your Shares	Select the Fund into which you want to exchange.	You can exchange your shares of a Fund for shares of another Fund subject to the policies and procedures adopted by the participating securities dealer or other financial intermediary and to the policies described below. The minimum exchange amount is $1,000. Exchanges are generally considered a sale for Federal income tax purposes.

Each class of Fund shares is generally exchangeable for shares of the same class of another Fund, unless the Fund is closed or limited to new accounts. See pages 4-5.

For Class A and Class C shares, in an exchange between Funds, the holding period of the original Fund will be aggregated with the holding period of the current Fund when calculating a deferred sales charge at the redemption of those shares.

To exercise the exchange privilege, contact your financial consultant, selected securities dealer or other financial intermediary or call the Transfer Agent at 1-866-HW-FUNDS (1-866-493-8637). Each Fund reserves the right to require a properly completed Telephone Redemption Application.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your application as part of the Funds’ Anti-Money Laundering Program. As requested on the application, you must supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent if you need additional assistance with your application.
If we do not reasonably believe a customer’s identity, the account will be rejected or the customer will not be allowed to perform transactions until clarifying information is received. The Funds reserve the right to close the account within 5 business days if such information is not received.
Right to Suspend Sales and Reject Purchase Orders
The Funds reserve the right to suspend the offering of shares at any time, and to reject a purchase order.
The Advisor and the Funds are dedicated to minimizing or eliminating short term and/or active trading in the Funds. Purchases and exchanges of the Funds should be made for long-term investment purposes. Short-term or excessive trading into or out of a Fund may harm other shareholders in various ways, including disrupting portfolio management strategies, increasing brokerage and administrative costs, and causing the Fund to generate taxable gains. To protect the interests of the long-term shareholders of the Funds, the Board of Trustees has adopted the following policies.

HOTCHKIS AND WILEY FUNDS	28

Shareholder Services
The Funds discourage frequent purchases and redemptions of Fund shares, whether for “market timing” or any other purpose. Accordingly, the Funds reserve the right to reject any purchase or exchange request for any reason, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, a Fund may reject any purchase order, including an exchange, from any investor who, in the Advisor’s opinion, has a pattern of short-term or excessive trading in the Funds or other mutual funds or whose trading has been disruptive to a Fund or other mutual funds.
The Funds monitor trading activity in a variety of ways. Active trading within a 90-day period will generally be questioned if the trades meet certain thresholds for materiality. However, the Funds may reject trades from any shareholder who the Funds believe is engaged in excessive trading, whether or not in violation of these guidelines. The Funds may consider trading patterns over a longer period than 90 days and may take into account market conditions, the number of trades and the amount of the trades in making such determinations. In applying these policies, the Funds consider the information available to them at the time and reserve the right to consider trading activity in multiple accounts under common ownership, control or influence. Additionally, these guidelines may be changed at any time without prior notice to shareholders.
When excessive or short-term trading is detected, the party involved may be banned from future trading in the Funds. Judgments related to the rejection of purchases and the banning of future trades are inherently subjective and involve some selectivity in their application. The Advisor will seek to make judgments and applications that are consistent with the interests of the Funds’ shareholders.
Persons engaged in excessive trading practices may use a variety of strategies to avoid detection, such as trading through multiple financial intermediaries or within omnibus accounts that pool transactions together in one account. The Funds may not be able to effectively monitor or detect excessive or short-term trading that occurs through financial intermediaries, particularly in an omnibus account. It is common for a substantial portion of Fund shares to be held in omnibus accounts. The Funds may not always be able to detect or curtail excessive or short-term trading in omnibus accounts, which may harm shareholders as described above.
In addition, the Funds attempt to limit exchanges in retirement plans, which often trade in omnibus accounts, to no more than one round trip exchange per participant within a 90-day period. It is the responsibility of plan sponsors to communicate the Funds’ restrictions to plan participants and monitor and apply the exchange limitation. The exchange limits may be modified to conform to individual plan exchange limits, Department of Labor regulations and automated asset allocation or dollar-cost-averaging programs.
Certain automated or pre-established exchange, asset allocation and dollar-cost-averaging programs may not be subject to these exchange limits.
It may not be practical for each plan sponsor and/or recordkeeper to implement the policies of the Funds. The Funds will accept as adequate reasonable policies and procedures to detect and deter active trading even though those policies may not be as restrictive as the Funds.
HOW SHARES ARE PRICED

When you buy shares, you pay the NAV next determined after receipt of your order, plus any applicable sales charge. This is the offering price. A Fund’s NAV is the market value in U.S. dollars of the Fund’s total assets after deducting liabilities, divided by the number of shares outstanding. Expenses, including the fees payable to the Advisor, are accrued daily. Shares are also redeemed at their NAV, minus any applicable deferred sales charge or redemption fee. Each Fund calculates its NAV (generally by using market quotations) each day the New York Stock Exchange is open as of the close of regular trading on the Exchange based on prices at the time of closing. Regular trading on the Exchange generally closes at 4:00 p.m. Eastern time. The NAV used in determining your price is the next one calculated after your purchase or redemption order is received. If market quotations are not available, a Fund will use fair value.
Each Fund has authorized one or more financial intermediaries to receive on its behalf purchase and redemption orders. Such intermediaries are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized intermediary or, if applicable, an intermediary’s authorized designee, receives the order. Customer orders will be priced at the Fund’s NAV (plus any applicable sales charge or minus any applicable deferred sales charge or redemption fee) next computed after they are received by an authorized intermediary or the intermediary’s authorized designee and accepted by the Fund. If the payment for a purchase order is not made by a designated time, the order will be canceled and the financial intermediary could be held liable for any losses.

HOTCHKIS AND WILEY FUNDS	29

Shareholder Services
Generally, Class A shares will have a higher NAV than Class C or Class R shares and Class R shares will have a higher NAV than Class C shares. Also, dividends paid on Class A and Class R shares will generally be higher than dividends paid on Class C shares because Class A and Class R shares have lower expenses.
DIVIDENDS AND TAXES

The Funds will distribute any net realized long-term or short-term capital gains at least annually. The Core Value Fund, the Mid-Cap Value Fund, the Small Cap Value Fund and the All Cap Value Fund will distribute any net investment income at least annually. The Large Cap Value Fund will distribute any net investment income at least semi-annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. Dividends and distributions may be reinvested automatically in shares of a Fund at NAV without a sales charge or may be taken in cash. If your account is with a selected securities dealer or other financial intermediary that has an agreement with a Fund, contact your dealer or intermediary about which option you would like. If your account is with the Transfer Agent and you would like to receive dividends in cash, contact the Transfer Agent. Dividends and distributions in the amount of less than $10 are automatically reinvested in shares of the applicable Fund. If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in the shareholder’s account at the Fund’s then current NAV and to reinvest all subsequent distributions.
Although this cannot be predicted with any certainty, each Fund anticipates that the majority of its dividends, if any, will consist of capital gains. Capital gains, if any, may be taxable to you at different rates, depending, in part, on how long a Fund has held the assets sold.
You may be subject to Federal income tax on dividends from a Fund, whether you receive them in cash or additional shares.
If you redeem Fund shares or exchange them for shares of another Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to Federal income tax. Capital gains are generally taxed at different rates than ordinary income dividends. Certain “qualifying dividend income” is taxed at the same rates as capital gains. Distributions from a Fund also may be subject to foreign, state and local income taxes.
Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes.
If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, a Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.
By law, each Fund must withhold 28% of your dividends and redemption proceeds if you have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.
This section summarizes some of the consequences under current Federal income tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in a Fund under all applicable tax laws .

HOTCHKIS AND WILEY FUNDS	30

The Management Team
MANAGEMENT OF THE FUNDS

The Advisor
Hotchkis and Wiley Capital Management, LLC, 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017-5439, has been the Funds’ investment advisor since their inception. The Advisor is a limited liability company, the primary members of which are HWCap Holdings, a limited liability company whose members are employees of the Advisor, and Stephens-H&W, a limited liability company whose primary member is Stephens Group, Inc., which is a diversified holding company. References to the Advisor include its predecessors. The Advisor was organized as an investment advisor in 1980 and had approximately $26 billion in investment company and other portfolio assets under management as of June 2005. The Advisor supervises and arranges the purchase and sale of securities held in the Funds’ portfolios.
The annual fees paid to the Advisor as a percentage of average net assets is 0.75% for the Core Value Fund, Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund and All Cap Value Fund.
The Advisor has agreed to make reimbursements so that the regular annual operating expenses of each Fund will be limited as noted in Footnote (d) on page 12. The Advisor has agreed to these expense limits through October 2006, and will thereafter give shareholders at least 30 days’ notice if this reimbursement policy will change.
A discussion regarding the basis for the Board of Trustee’s most recent renewal of the Investment Advisory Agreement is available in the Trust’s Statement of Additional Information and will be available in the Semi-annual Report to shareholders for the period ending December 31, 2005.
Portfolio Managers
The Advisor to the Funds also manages institutional separate accounts and is the sub-advisor to other mutual funds. The investment process is the same for similar accounts, including the Funds, and is driven by team-oriented, in-depth, fundamental research. The investment research staff is organized by industry coverage and supports all of the accounts managed in each of the Advisor’s investment strategies. Weekly research meetings provide a forum where analysts and portfolio managers discuss current investment ideas within their assigned industries. Generally, the entire investment team, or a sub-set of the team, then debates the merits of recommendations, taking into account the prevailing market environment, the portfolio’s current composition, and the relative value of alternative investments. Investment decisions are made by majority agreement of the investment team. The culmination of this process is the formation of a “target portfolio” for each investment strategy representing the best investment ideas with appropriate weights for each of the holdings.
Please see the SAI for more information about management of the Funds, including additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership in the Funds.
Although each Fund is managed by the Advisor’s investment team, the Advisor has identified the five portfolio managers with the most significant responsibility for each Fund’s assets. This list does not include all members of the investment team. A description of each of the listed portfolio manager’s role on the investment team is set forth below.
Portfolio Managers for the Core Value Fund
Patricia McKenna — Ms. McKenna participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. She has authority to direct trading activity on the Fund. Ms. McKenna is also responsible for representing the Fund to investors. Ms. McKenna, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1995 as Portfolio Manager and Analyst.
Sheldon Lieberman — Mr. Lieberman participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He has authority to direct trading activity on the Fund. Mr. Lieberman is also responsible for representing the Fund to investors. Mr. Lieberman, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1994 as Portfolio Manager and Analyst.
Joe Huber — Mr. Huber participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He is jointly responsible for the day-to-day management of the Fund’s cash flows, which includes directing the Fund’s purchases and sales to ensure that the Fund’s holdings remain reflective of the “target portfolio.” Mr. Huber, currently Principal, Portfolio Manager and Director of Research of the Advisor, joined the Advisor in 2000 as Portfolio Manager and Analyst and soon thereafter became the Director of Research.

HOTCHKIS AND WILEY FUNDS	31

The Management Team
George Davis — Mr. Davis participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He has authority to direct trading activity on the Fund. Mr. Davis is also responsible for representing the Fund to investors. Mr. Davis, currently Principal, Portfolio Manager and Chief Executive Officer of the Advisor, joined the Advisor in 1988 as Portfolio Manager and Analyst.
Stan Majcher — Mr. Majcher participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He is jointly responsible for the day-to-day management of the Fund’s cash flows, which includes directing the Fund’s purchases and sales to ensure that the Fund’s holdings remain reflective of the “target portfolio.” Mr. Majcher, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1996 as Analyst and became Portfolio Manager in 1999.
Portfolio Managers for the Large Cap Value Fund
Sheldon Lieberman — Mr. Lieberman participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He has authority to direct trading activity on the Fund. Mr. Lieberman is also responsible for representing the Fund to investors. Mr. Lieberman, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1994 as Portfolio Manager and Analyst.
George Davis — Mr. Davis participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He has authority to direct trading activity on the Fund. Mr. Davis is also responsible for representing the Fund to investors. Mr. Davis, currently Principal, Portfolio Manager and Chief Executive Officer of the Advisor, joined the Advisor in 1988 as Portfolio Manager and Analyst.
Joe Huber — Mr. Huber participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He is jointly responsible for the day-to-day management of the Fund’s cash flows, which includes directing the Fund’s purchases and sales to ensure that the Fund’s holdings remain reflective of the “target portfolio.” Mr. Huber, currently Principal, Portfolio Manager and Director of Research of the Advisor, joined the Advisor in 2000 as Portfolio Manager and Analyst and soon thereafter became the Director of Research.
Patricia McKenna — Ms. McKenna participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. She has authority to direct trading activity on the Fund. Ms. McKenna is also responsible for representing the Fund to investors. Ms. McKenna, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1995 as Portfolio Manager and Analyst.
Stan Majcher — Mr. Majcher participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He is jointly responsible for the day-to-day management of the Fund’s cash flows, which includes directing the Fund’s purchases and sales to ensure that the Fund’s holdings remain reflective of the “target portfolio.” Mr. Majcher, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1996 as Analyst and became Portfolio Manager in 1999.
Portfolio Managers for the Mid-Cap Value Fund
Stan Majcher — Mr. Majcher participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He is jointly responsible for the day-to-day management of the Fund’s cash flows, which includes directing the Fund’s purchases and sales to ensure that the Fund’s holdings remain reflective of the “target portfolio.” Mr. Majcher is also responsible for representing the Funds to investors. Mr. Majcher, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1996 as Analyst and became Portfolio Manager in 1999.
Jim Miles — Mr. Miles participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He has authority to direct trading activity on the Fund. Mr. Miles is also responsible for representing the Fund to investors. Mr. Miles, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1995 as Portfolio Manager and Analyst.

HOTCHKIS AND WILEY FUNDS	32

The Management Team
Joe Huber — Mr. Huber participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He is jointly responsible for the day-to-day management of the Fund’s cash flows, which includes directing the Fund’s purchases and sales to ensure that the Fund’s holdings remain reflective of the “target portfolio.” Mr. Huber, currently Principal, Portfolio Manager and Director of Research of the Advisor, joined the Advisor in 2000 as Portfolio Manager and Analyst and soon thereafter became the Director of Research.
David Green — Mr. Green participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He has authority to direct trading activity on the Fund. Mr. Green, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1997 as Portfolio Manager and Analyst.
Sheldon Lieberman — Mr. Lieberman participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He has authority to direct trading activity on the Fund. Mr. Lieberman, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1994 as Portfolio Manager and Analyst.
Portfolio Managers for the Small Cap Value Fund
David Green — Mr. Green participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He is jointly responsible for the day-to-day management of the Fund’s cash flows, which includes directing the Fund’s purchases and sales to ensure that the Fund’s holdings remain reflective of the “target portfolio.” Mr. Green is also responsible for representing the Funds to investors. Mr. Green, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1997 as Portfolio Manager and Analyst.
Jim Miles — Mr. Miles participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He is jointly responsible for the day-to-day management of the Fund’s cash flows, which includes directing the Fund’s purchases and sales to ensure that the Fund’s holdings remain reflective of the “target portfolio.” Mr. Miles is also responsible for representing the Fund to investors. Mr. Miles, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1995 as Portfolio Manager and Analyst.
Joe Huber — Mr. Huber participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He has authority to direct trading activity on the Fund. Mr. Huber, currently Principal, Portfolio Manager and Director of Research of the Advisor, joined the Advisor in 2000 as Portfolio Manager and Analyst and soon thereafter became the Director of Research.
Stan Majcher — Mr. Majcher participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He is jointly responsible for the day-to-day management of the Fund’s cash flows, which includes directing the Fund’s purchases and sales to ensure that the Fund’s holdings remain reflective of the “target portfolio.” Mr. Majcher, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1996 as Analyst and became Portfolio Manager in 1999.
George Davis — Mr. Davis participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He has authority to direct trading activity on the Fund. Mr. Davis, currently Principal, Portfolio Manager and Chief Executive Officer of the Advisor, joined the Advisor in 1988 as Portfolio Manager and Analyst.
Portfolio Managers for the All Cap Value Fund
Joe Huber — Mr. Huber participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He is jointly responsible for the day-to-day management of the Fund’s cash flows, which includes directing the Fund’s purchases and sales to ensure that the Fund’s holdings remain reflective of the “target portfolio.” Mr. Huber is also responsible for representing the Fund to investors. Mr. Huber, currently Principal, Portfolio Manager and Director of Research of the Advisor, joined the Advisor in 2000 as Portfolio Manager and Analyst and soon thereafter became the Director of Research.

HOTCHKIS AND WILEY FUNDS	33

The Management Team
George Davis — Mr. Davis participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He has authority to direct trading activity on the Fund. Mr. Davis is also responsible for representing the Fund to investors. Mr. Davis, currently Principal, Portfolio Manager and Chief Executive Officer of the Advisor, joined the Advisor in 1988 as Portfolio Manager and Analyst.
Stan Majcher — Mr. Majcher participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He is jointly responsible for the day-to-day management of the Fund’s cash flows, which includes directing the Fund’s purchases and sales to ensure that the Fund’s holdings remain reflective of the “target portfolio.” Mr. Majcher, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1996 as Analyst and became Portfolio Manager in 1999.
David Green — Mr. Green participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He is jointly responsible for the day-to-day management of the Fund’s cash flows, which includes directing the Fund’s purchases and sales to ensure that the Fund’s holdings remain reflective of the “target portfolio.” Mr. Green, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1997 as Portfolio Manager and Analyst.
Jim Miles — Mr. Miles participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He has authority to direct trading activity on the Fund. Mr. Miles, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1995 as Portfolio Manager and Analyst.

HOTCHKIS AND WILEY FUNDS	34

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds’ financial performance by showing information for the Funds and their predecessors since the inception of each class through the fiscal periods ended June 30, 2005. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions). The financial highlights for the period ended June 30, 2001 were audited by predecessor auditors who do not serve as the independent auditors of the Funds. The financial highlights for the fiscal years ended June 30, 2002 through 2005 were audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements are included in the Funds’ annual report, which is available upon request. Further performance information is contained in the annual report.

HOTCHKIS AND WILEY FUNDS	35

FINANCIAL HIGHLIGHTS

The following per share data and ratios have been derived from information provided in the financial statements.

		Income from investment operations			Dividends and distributions						Ratios to Average Net Assets
Net gains
(losses) on
	Net asset		securities		Dividends					Net assets,
	Value,	Net	(both realized	Total from	(from net	Distributions		Net asset		end of period	Expenses,
	beginning of	investment	and	investment	investment	(from capital	Total	value,end of	Total	(in	net of			Investment income –
Core Value Fund	period	income	unrealized)	operations	income)	gains)	distributions	period	return [2]	thousands)	reimbursement	Expenses		net

Class A
Period from 8/30/2004[1] to 6/30/2005	$10.00	$0.05	$2.24	$2.29	$(0.03)	$—	$(0.03)	$12.26	22.93%	$21,684	1.20%[3]	1.50%[3]		0.73%[3]
Class C
Period from 8/30/2004[1] to 6/30/2005	10.00	0.01	2.20	2.21	(0.02)	—	(0.02)	12.19	22.10	15,483	1.95 [3]	2.26	[3]	(0.02)[3]

Period August 30, 2004[1] Through June 30, 2005

Portfolio turnover rate	13%
1 Commencement of operations.
2 Total returns exclude the effects of sales charges. The Fund’s Advisor waived its advisory fee and/or reimbursed a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
3 Annualized.

HOTCHKIS AND WILEY FUNDS	36

FINANCIAL HIGHLIGHTS

The following per share data and ratios have been derived from information provided in the financial statements.

		Income from investment operations			Dividends and distributions						Ratios to Average Net Assets
			Net gains
			(losses) on
	Net asset		securities		Dividends			Net
	Value,	Net	(both	Total (from	(from net	Distributions		asset		Net assets
Large Cap	beginning of	investment	realized and	investment	investment	(from	Total	value, end	Total	end of period	Expenses,				Investment income -
Value Fund	period	income	unrealized)	operations	income)	capital gains)	distributions	of period	return[2]	(in thousands)	net of reimbursement		Expenses		net

Class A
Year ended
6/30/2005	$20.04	$0.15	$3.38	$3.53	$(0.10)	$(0.08)	$(0.18)	$23.39	17.68%	$2,440,384	1.24%		1.24%		0.96%
6/30/2004	15.25	0.11	4.85	4.96	(0.10)	(0.07)	(0.17)	20.04	32.78	311,596	1.28		1.31		0.60
6/30/2003	15.98	0.16	0.35	0.51	(0.14)	(1.10)	(1.24)	15.25	4.79	28,704	1.30		1.59		1.07
Period from 10/26/2001[1] to 6/30/2002	15.57	0.13	0.87	1.00	(0.09)	(0.50)	(0.59)	15.98	6.51	6,546	1.25	[3]	1.75	[3]	1.05	[3]
Class C
Year ended
6/30/2005	19.84	0.04	3.29	3.33	(0.02)	(0.08)	(0.10)	23.07	16.80	506,674	1.99		1.99		0.22
6/30/2004	15.15	(0.13)	4.93	4.80	(0.04)	(0.07)	(0.11)	19.84	31.83	78,986	2.03		2.06		(0.14)
6/30/2003	15.92	(0.16)	0.56	0.40	(0.07)	(1.10)	(1.17)	15.15	4.05	2,408	2.05		2.34		0.32
Period from 2/4/2002[1] to 6/30/2002	15.60	0.03	0.29	0.32	—	—	—	15.92	2.05	1,092	2.00	[3]	2.50	[3]	0.30	[3]
Class R
Year ended
6/30/2005	20.25	0.14	3.36	3.50	(0.11)	(0.08)	(0.19)	23.56	17.35	25,933	1.49		1.49		0.77
Period from 8/28/2003[1] to 6/30/2004	16.26	0.02	3.97	3.99	—	—	—	20.25	24.54	1,665	1.71	[3]	1.74	[3]	0.53	[3]

	Year ended June 30,
	2005	2004	2003	2002	2001

Portfolio turnover rate	14%	5%	35%	96%	26%

[1]	Commencement of operations.

[2]	Total returns exclude the effects of sales charges. Prior to July 1, 2004, the Fund’s Advisor waived a portion of its advisory fee and/or reimbursed a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.

[3]	Annualized.

HOTCHKIS AND WILEY FUNDS	37

FINANCIAL HIGHLIGHTS

The following per share data and ratios have been derived from information provided in the financial statements.

		Income from investment operations			Dividends and distributions						Ratios to Average Net Assets
			Net gains
			(losses) on
	Net asset		securities		Dividends
	value,	Net	(both realized	Total from	(from net	Distributions		Net asset		Net assets end
	beginning of	investment	and	investment	investment	(from capital	Total	value, end of		of period (in	Expenses, net of				Investment income -
Mid-Cap Value Fund	period	income	unrealized)	operations	income)	gains)	distributions	period	Total return[2]	thousands)	reimbursement		Expenses		net

Class A
Year ended
6/30/2005	$24.43	$0.07	$4.78	$4.85	$(0.03)	$(0.84)	$(0.87)	$28.41	20.13%	$1,075,253	1.28%		1.28%		0.31%
6/30/2004	17.61	0.03	7.18	7.21	(0.06)	(0.33)	(0.39)	24.43	41.21	755,749	1.28		1.28		0.30
6/30/2003	16.99	0.05	0.94	0.99	(0.03)	(0.34)	(0.37)	17.61	6.26	60,159	1.40		1.47		0.63
6/30/2002	17.12	0.11	0.66	0.77	(0.13)	(0.77)	(0.90)	16.99	4.64	18,790	1.40		1.65		0.69
Period from 1/2/2001[1] to 6/30/2001	15.02	0.04	2.06	2.10	—	—	—	17.12	13.98	844	1.40	[3]	2.22	[3]	1.02 [3]
Class C
Year ended
6/30/2005	23.99	(0.11)	4.66	4.55	—	(0.84)	(0.84)	27.70	19.23	252,381	2.03		2.03		(0.43)
6/30/2004	17.38	(0.03)	6.97	6.94	—	(0.33)	(0.33)	23.99	40.19	201,360	2.04		2.04		(0.45)
6/30/2003	16.87	(0.01)	0.86	0.85	—	(0.34)	(0.34)	17.38	5.40	15,209	2.15		2.22		(0.12)
6/30/2002	17.07	0.02	0.62	0.64	(0.07)	(0.77)	(0.84)	16.87	3.85	9,084	2.15		2.40		(0.07)
Period from 1/2/2001[1] to 6/30/2001	15.02	— [4]	2.05	2.05	—	—	—	17.07	13.65	2,400	2.14	[3]	2.96	[3]	0.18 [3]
Class R
Year ended 6/30/2005	24.78	0.03	4.81	4.84	(0.07)	(0.84)	(0.91)	28.71	19.83	20,038	1.53		1.53		0.05
Period from 8/28/2003[1] to 6/30/2004	19.33	0.08	5.78	5.86	(0.08)	(0.33)	(0.41)	24.78	30.58	4,032	1.72	[3]	1.72	[3]	0.16 [3]

	Year ended June 30,
	2005	2004	2003	2002	2001

Portfolio turnover rate	27%	25%	56%	82%	138%

1	Commencement of operations.

2	Total returns exclude the effects of sales charges. Prior to July 1, 2003, the Fund’s Advisor waived a portion of its advisory fee and/or reimbursed a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.

3	Annualized.

4	Amount is less than $0.01 per share.

HOTCHKIS AND WILEY FUNDS	38

FINANCIAL HIGHLIGHTS

The following per share data and ratios have been derived from information provided in the financial statements.

		Income from investment operations			Dividends and distributions						Ratios to Average Net Assets
			Net gain
			(losses) on
	Net asset		securities		Dividends
	value,	Net	(both realized	Total from	(from net	Distributions		Net asset		Net assets end	Expenses
	beginning of	investment	and	investment	investment	(from capital	Total	value, end	Total	of, period (in	net of,			Investment
Small Cap Value Fund	period	income	unrealized)	operations	income)	gains)	distributions	of period	return[2]	thousands)	reimbursement	Expenses		income -net

Class A
Year ended
6/30/2005	$50.84	$(0.14)	$9.34	$9.20	$—	$(7.30)	$(7.30)	$52.74	19.20%	$232,453	1.31%	1.31%		(0.24)%
6/30/2004	34.81	(0.01)	16.87	16.86	—	(0.83)	(0.83)	50.84	48.70	217,833	1.39	1.39		(0.29)
6/30/2003	32.12	(0.11)	2.85	2.74	(0.05)	—	(0.05)	34.81	8.57	111,208	1.47	1.50		0.11
6/30/2002	26.86	0.20	5.26	5.46	(0.20)	—	(0.20)	32.12	20.47	13,660	1.49	1.57		0.24
Period from 10/6/2000[1] to 6/30/2001	19.64	0.16	7.07	7.23	(0.01)	—	(0.01)	26.86	38.28	26	1.50 [3]	1.62	[3]	1.42 [3]
Class C
Year ended
6/30/2005	49.45	(0.49)	9.01	8.52	—	(7.30)	(7.30)	50.67	18.30	26,792	2.06	2.06		(0.99)
6/30/2004	34.13	(0.24)	16.39	16.15	—	(0.83)	(0.83)	49.45	47.62	25,132	2.14	2.14		(1.04)
6/30/2003	31.71	(0.14)	2.58	2.44	(0.02)	—	(0.02)	34.13	7.66	8,676	2.22	2.25		(0.64)
Period from 2/4/2002[1] to 6/30/2002	28.84	(0.04)	2.91	2.87	—	—	—	31.71	9.99	3,484	2.24 [3]	2.32	[3]	(0.51)[3]

	Year ended June 30,
	2005	2004	2003	2002	2001

Portfolio turnover rate	49%	64%	54%	75%	197%

1	Commencement of operations.

2	Total returns exclude the effects of sales charges. Prior to July 1, 2003, the Fund’s Advisor waived a portion of its advisory fee and/or reimbursed a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.

3	Annualized.

HOTCHKIS AND WILEY FUNDS	39

FINANCIAL HIGHLIGHTS

The following per share data and ratios have been derived from information provided in the financial statements.

		Income from investment operations			Dividends and distributions						Ratios to Average Net Assets
			Net gains
			(losses) on
	Net asset		securities		Dividends					Net assets,
	value,	Net	(both realized	Total from	(from net	Distributions		Net asset		end of period	Expenses,
	beginning of	investment	and	investment	investment	(from capital	Total	value, end of	Total	(in	net of			Investment income -
All Cap Value Fund	period	income	unrealized)	operations	income)	gains)	distributions	period	return[2]	thousands)	reimbursement	Expenses		net

Class A
Year ended
6/30/2005	$17.09	$0.11	$3.28	$3.39	$(0.02)	$(0.06)	$(0.08)	$20.40	$19.84	$112,898	1.29%	1.29%		1.01%
6/30/2004	12.62	0.01	4.48	4.49	(0.01)	(0.01)	(0.02)	17.09	35.56	35,438	1.40	1.50		0.07
Period from 12/31/2002[1] to 6/30/2003	10.00	0.03	2.59	2.62	—	—	—	12.62	26.20	—	1.10 [3]	5.84	[3]	0.47 [3]
Class C
Year ended
6/30/2005	16.88	0.05	3.15	3.20	—	(0.06)	(0.06)	20.02	18.98	66,074	2.04	2.04		0.25
Period from 8/28/2003[1] to 6/30/2004	14.32	(0.04)	2.61	2.57	—	(0.01)	(0.01)	16.88	17.97	20,739	2.35 [3]	2.46	[3]	(0.60)[3]

	Year ended June 30,		Period December 31, 2002[1]
	2005	2004	Through June 30, 2003

Portfolio turnover rate	39%	30%	11%

1	Commencement of operations.

2	Total returns exclude the effects of sales charges. Prior to July 1, 2004, the Fund’s Advisor waived a portion of its advisory fee and/or reimbursed a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.

3	Annualized.

HOTCHKIS AND WILEY FUNDS	40

Funds
Hotchkis and Wiley Core Value Fund
Hotchkis and Wiley Large Cap Value Fund
Hotchkis and Wiley Mid-Cap Value Fund
Hotchkis and Wiley Small Cap Value Fund
Hotchkis and Wiley All Cap Value Fund
725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
1-866-HW-FUNDS
(1-866-493-8637)
Advisor
Hotchkis and Wiley Capital Management, LLC
725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
1-213-430-1000
Administrator, Fund Accountant and Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202-5207
1-866-HW-FUNDS
(1-866-493-8637)
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, California 90071
Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202-5207
Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109-3661
Counsel
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105-3441

PRIVACY POLICY

Hotchkis and Wiley Capital Management, LLC recognizes and respects the privacy of the Trust’s shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.
We may collect nonpublic information about you from one or more of the following sources:
•	Information we receive about you on applications or other forms;

•	Information you give us orally; and

•	Information about your transactions with us or others.
We do not disclose to third parties any nonpublic personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.
This page is not part of the Prospectus.

PROSPECTUS — Class A, C, R Shares
INFORMATION ABOUT THE FUNDS
Please read this Prospectus before you invest in the Funds. Keep the Prospectus for future reference. You can get additional information about the Funds in:
–	Statement of Additional Information — SAI (incorporated by reference into, legally a part of, this Prospectus)

–	Annual Report (contains a discussion of market conditions and investment strategies that affected Fund performance)

–	Semi-annual Report
To get this information and other information regarding the Funds free of charge or for shareholder questions, contact the Funds’ Transfer Agent:
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202-5207
1.866.HW.FUNDS (1.866.493.8637)
(www.hwcm.com)
The current SAI, annual report and semi-annual report are available on www.hwcm.com.
Information about the Funds can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., by calling 1.202.942.8090 for information on the operation of the public reference room. This information is also available on the SEC’s Internet Site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.
You should rely only on the information contained in this Prospectus when deciding whether to invest. No one is authorized to provide you with information that is different.

	NASDAQ	CUSIP
Core Value Fund
Class A	HWCAX	44134R750
Class C	HWCCX	44134R743
Large Cap Value Fund
Class A	HWLAX	44134R107
Class C	HWLCX	44134R701
Class R	HWLRX	44134R784
Mid-Cap Value Fund
Class A	HWMAX	44134R206
Class C	HWMCX	44134R875
Class R	HWMRX	44134R776
Small Cap Value Fund
Class A	HWSAX	44134R305
Class C	HWSCX	44134R842
All Cap Value Fund
Class A	HWAAX	44134R792
Class C	HWACX	44134R826
Investment Company Act File #811-10487
CODE #HWF-PABC-0805
The Hotchkis and Wiley Funds are distributed
by Quasar Distributors, LLC

P R O S P E C T U S — C l a s s  I  S h a r e s
August 29, 2005
Core Value Fund
     Large Cap Value Fund
          Mid-Cap Value Fund
               Small Cap Value Fund
                    All Cap Value Fund
The Securities and Exchange Commission has not approved or disapproved these securities or the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

HOTCHKIS AND WILEY FUNDS

Fund Facts
ABOUT THE FUNDS

What are the Funds’ investment objectives?
The Hotchkis and Wiley Core Value Fund’s (“Core Value Fund”) investment objective is capital appreciation.
The Hotchkis and Wiley Large Cap Value Fund’s (“Large Cap Value Fund”) investment objective is current income and long-term growth of income, as well as capital appreciation.
The Hotchkis and Wiley Mid-Cap Value Fund’s (“Mid-Cap Value Fund”) investment objective is capital appreciation.
The Hotchkis and Wiley Small Cap Value Fund’s (“Small Cap Value Fund”) investment objective is capital appreciation.
The Hotchkis and Wiley All Cap Value Fund’s (“All Cap Value Fund”) investment objective is capital appreciation.
What are the Funds’ main investment strategies?
The Core Value Fund normally invests in large capitalization U.S. companies whose stocks are considered by Hotchkis and Wiley Capital Management, LLC (the “Advisor”) to be undervalued. The Advisor currently considers large cap companies to be those with market capitalizations like those found in the Russell 1000® Index. The market capitalization range of the Index changes constantly, but as of June 30, 2005, the range was from $858 million to $367.4 billion. The Fund seeks to invest in stocks whose future prospects are misunderstood or not fully recognized by the market.
The Large Cap Value Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in common stocks of large capitalization U.S. companies. The Advisor currently considers large cap companies to be those with market capitalizations like those found in the Russell 1000® Index. The market capitalization range of the Index changes constantly, but as of June 30, 2005, the range was from $858 million to $367.4 billion. The Large Cap Value Fund also invests in stocks with high cash dividends or payout yields relative to the market.
The Mid-Cap Value Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in common stocks of mid capitalization U.S. companies. The Advisor currently considers mid cap companies to be those with market capitalizations like those found in the Russell Midcap® Index. The market capitalization range of the Index changes constantly, but as of June 30, 2005, the range was from $858 million to $14.5 billion.
The Small Cap Value Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in common stocks of small capitalization U.S. companies. The Advisor currently considers small cap companies to be those with market capitalizations of $3 billion or less.
The All Cap Value Fund normally invests in common stocks of U.S. companies that the Advisor believes have strong capital appreciation potential. There are no capitalization requirements for the securities in which the All Cap Value Fund may invest.

HOTCHKIS AND WILEY FUNDS	1

Fund Facts
Value Investing:
The Advisor follows a value style and believes that value investment strategies provide greater risk-adjusted returns than growth investment strategies. The Advisor believes that investors are better served owning low-expectation stocks that trade at a discount to the value of their future cash flows than high-expectation stocks that trade at a premium. The Advisor identifies these investment opportunities by employing a disciplined, bottom-up research process that emphasizes internally generated fundamental research whose consistent application seeks to maximize long-term performance with below-market volatility.
The different Funds emphasize these characteristics in different degrees depending on investment objective and market capitalization focus.
What are the main risks of investing in the Funds?
All Funds. As with any mutual fund, the value of a Fund’s investments, and therefore the value of Fund shares, may go down. These changes may occur because a particular stock or stock market in which a Fund invests is falling. Also, the Advisor may select securities which underperform the stock market or other funds with similar investment objectives and investment strategies. If the value of a Fund’s investments goes down, you may lose money. We cannot guarantee that a Fund will achieve its investment objective.
The Funds’ value discipline sometimes prevents or limits investments in stocks that are in well-known indexes, like the Standard & Poor’s 500 Composite Stock Price Index™ (“S&P 500® Index”), the Russell 1000® Index, the Russell Midcap® Index or the Russell 2000® Index. Also, the returns of the Funds will not necessarily be similar to the returns of their applicable indexes.
An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Mid-Cap Value Fund, Small Cap Value Fund and All Cap Value Fund. Generally, the stock prices of small and mid-size companies vary more than the stock prices of large companies and may present above average risk. Securities of small and mid cap companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the stock market as a whole. In addition, small cap stocks tend to be more volatile and market capitalization swings more extreme than for mid- and large cap stocks.
All Cap Value Fund. The Fund is non-diversified and may invest in a small number of securities. By concentrating in a smaller number of investments, the Fund’s risk is increased because each investment has a greater affect on the Fund’s performance.
See “Investment Risks” for more information about the risks associated with each Fund.

HOTCHKIS AND WILEY FUNDS	2

Fund Facts
Who should invest?
The Core Value Fund may be an appropriate investment if you:
•	Are seeking capital appreciation and can withstand the share price volatility of equity investing.

•	Are seeking a diversified portfolio of equity securities to include stocks with market capitalizations like those found in the Russell 1000® Index.

•	Want a professionally managed and diversified portfolio.

•	Are willing to accept the risk that the value of your investment may decline in order to seek capital appreciation.

•	Are prepared to receive taxable dividends.

•	Have a long-term view.
The Large Cap Value Fund may be an appropriate investment if you:
•	Are seeking current income and long-term growth of income, as well as capital appreciation, and can withstand the share price volatility of equity investing.

•	Are seeking a diversified portfolio of equity securities to include stocks with market capitalizations like those found in the Russell 1000® Index.

•	Want a professionally managed and diversified portfolio.

•	Are willing to accept the risk that the value of your investment may decline in order to seek current income and long-term growth of income, as well as capital appreciation.

•	Are prepared to receive taxable dividends.

•	Have a long-term view.
The Mid-Cap Value Fund may be an appropriate investment if you:
•	Are seeking capital appreciation and can withstand the share price volatility of equity investing.

•	Are seeking to diversify a portfolio of equity securities to include stocks with market capitalizations like those found in the Russell Midcap® Index.

•	Want a professionally managed and diversified portfolio.

•	Are willing to accept the risk that the value of your investment may decline in order to seek capital appreciation.

•	Are not looking for current income.

•	Are prepared to receive taxable dividends.

•	Have a long-term view.

HOTCHKIS AND WILEY FUNDS	3

Fund Facts
The Small Cap Value Fund may be an appropriate investment if you:
•	Are seeking capital appreciation and can withstand the share price volatility of equity investing.

•	Are seeking to diversify a portfolio of equity securities to include small capitalization stocks.

•	Want a professionally managed and diversified portfolio.

•	Are willing to accept the risk that the value of your investment may decline in order to seek capital appreciation.

•	Are not looking for current income.

•	Are prepared to receive taxable dividends.

•	Have a long-term view.
The All Cap Value Fund may be an appropriate investment if you:
•	Are willing to accept the risk of a concentrated portfolio.

•	Are seeking capital appreciation and can withstand the share price volatility of equity investing.

•	Want a professionally managed portfolio.

•	Are willing to accept the risk that the value of your investment may decline in order to seek capital appreciation.

•	Are not looking for current income.

•	Are prepared to receive taxable dividends.

•	Have a long-term view.
Investing in any of the Funds does not constitute a complete investment program and you should consider it just one part of your total investment program. Each Fund may invest in a company that another Fund may hold. Investing in multiple Hotchkis and Wiley Funds might not provide meaningful diversification for shareholders’ investment portfolio.

HOTCHKIS AND WILEY FUNDS	4

Fund Facts
Closed Funds
The Large Cap Value Fund, the Mid-Cap Value Fund, the Small Cap Value Fund and the All Cap Value Fund are closed to new investors (except as noted below). Unless you fit into one of the investor categories described below, you may not invest in these Funds.
You may purchase Fund shares through your existing Fund account and reinvest dividends and capital gains in the Fund if you are:
•	A current Fund shareholder; or

•	A participant in a retirement plan that offers the Fund as an investment option.
New accounts may be opened for the transfers of shares from existing accounts if the registration or beneficial owner remains the same.
New accounts may be opened in IRA rollover programs offered by certain financial intermediaries.
New accounts may be opened in the Mid-Cap Value Fund only if you purchase through an asset allocation program offered by certain broker-dealers who have selected the Funds as part of their discretionary model.
New accounts may be opened in the Large Cap Value Fund only as follows:
•	Defined contribution plans may open new accounts.

•	If you purchase through an asset allocation program offered by certain broker-dealers who have selected the Fund as part of their discretionary model.
New accounts in the Large Cap Value Fund and the Mid-Cap Value Fund opened through intermediaries may only be opened if the intermediaries agree to restrict new accounts to the exceptions mentioned above.
Except as otherwise noted, these restrictions apply to investments made directly with the Transfer Agent or through securities dealers or other financial intermediaries. Once an account is closed, new investments will not be accepted unless you are one of the types of investors listed above. Exchanges from other Hotchkis and Wiley Funds will not be permitted unless the exchange is being made into an existing Fund account. Investors may be required to demonstrate eligibility to purchase shares of the Fund before an investment is accepted. The Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund and All Cap Value Fund may allow new investments into the Funds in certain other circumstances. These Funds may resume sales of shares to additional investors at some future date, but have no present intention to do so.
The ability to exchange among the Hotchkis and Wiley Funds is now very limited since all Funds, except the Core Value Fund, are closed or very limited as to the new accounts that may be opened.

HOTCHKIS AND WILEY FUNDS	5

Fund Facts
RISK/RETURN SUMMARY

The bar charts and tables on the following pages provide some indication of the risks of investing in the Funds by showing changes in the Funds’ performance from year to year and by showing how each Fund’s average annual total returns for 1, 5 and 10 years (or for the life of the Fund if less than 5 or 10 years) compare with those of a broad measure of market performance. The bar charts reflect the actual performance of the Class I shares of the Funds. The average annual total returns also are for the Class I shares of the Funds. Because the Core Value Fund has not been in operation for a full calendar year, no bar chart and table are shown for this Fund.
After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. How a Fund performed in the past (before and after taxes) is not necessarily an indication of how the Funds will perform in the future.

HOTCHKIS AND WILEY FUNDS	6

Fund Facts
Large Cap Value Fund
During the period shown in the bar chart, the highest return for a quarter was 22.28% (quarter ended June 30, 2003) and the lowest return for a quarter was -16.92% (quarter ended September 30, 2002). The year-to-date return as of June 30, 2005 was 3.26%.

Average Annual Total Returns (%)
For the periods ended December 31, 2004	1 Year	5 Years	10 Years

Large Cap Value Fund — Class I

Return Before Taxes	22.01%	13.68%	14.88%

After Taxes on Distributions	21.83%	12.56%	12.24%

After Taxes on Distributions and Sale of Fund Shares	14.52%	11.32%	11.70%

S&P500® Index (reflects no deduction for fees, expenses or taxes)	10.88%	-2.32%	12.08%

Russell 1000 ® Index (reflects no deduction for fees, expenses or taxes)	11.40%	-1.76%	12.16%

Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	16.49%	5.27%	13.82%

The S&P 500® Index is a capital weighted, unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. It is not possible to invest directly in an index.
The Russell 1000 ® Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000® Index. It is not possible to invest directly in an index.
The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in an index. As of June 2005, the Fund added this index as an additional measure of market performance.

HOTCHKIS AND WILEY FUNDS	7

Fund Facts
Mid-Cap Value Fund
During the period shown in the bar chart, the highest return for a quarter was 26.36% (quarter ended June 30, 1999) and the lowest return for a quarter was -20.58% (quarter ended September 30, 2002). The year-to-date return as of June 30, 2005 was 4.62%.

Average Annual Total Returns (%)			Since
For the periods ended December 31, 2004	1 Year	5 Years	01/02/97(1)

Mid-Cap Value Fund — Class I

Return Before Taxes	25.36%	24.09%	19.20%

After Taxes on Distributions	24.36%	22.70%	17.17%

After Taxes on Distributions and Sale of Fund Shares	16.92%	20.55%	15.80%

Russell Midcap ® Index (reflects no deduction for fees, expenses or taxes)	20.22%	7.59%	11.86%

Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	23.71%	13.48%	13.14%

(1)	Commencement of Class I.
The Russell Midcap ® Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 ® Index. It is not possible to invest directly in an index.
The Russell Midcap® Value Index measures the performance of those Russell Midcap® companies with lower price-to book value ratios and lower forecasted growth values. It is not possible to invest directly in an index. As of June 2005, the Fund added this index as an additional measure of market performance.

HOTCHKIS AND WILEY FUNDS	8

Fund Facts
Small Cap Value Fund
During the period shown in the bar chart, the highest return for a quarter was 25.72% (quarter ended June 30, 1999) and the lowest return for a quarter was -26.96% (quarter ended September 30, 1998). The year-to-date return as of June 30, 2005 was 4.12%.

Average Annual Total Returns (%)
For the periods ended December 31, 2004	1 Year	5 Years	10 Years

Small Cap Value Fund — Class I

Return Before Taxes	27.70%	28.49%	17.19%

After Taxes on Distributions	24.71%	27.64%	15.18%

After Taxes on Distributions and Sale of Fund Shares	20.68%	25.29%	14.21%

Russell 2000®Index (reflects no deduction for fees, expenses or taxes)	18.33%	6.61%	11.53%

Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	22.25%	17.23%	15.17%

The Russell 2000® Index is a stock market index comprised of the 2,000 smallest companies of the Russell 3000®Index. It is not possible to invest directly in an index.
The Russell 2000 Value®Index measures the performance of those Russell 2000®companies with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in an index. As of June 2005, the Fund added this index as an additional measure of market performance.

HOTCHKIS AND WILEY FUNDS	9

Fund Facts
All Cap Value Fund
During the period shown in the bar chart, the highest return for a quarter was 28.11% (quarter ended June 30, 2003) and the lowest return for a quarter was -3.84% (quarter ended June 30, 2004). The year-to-date return as of June 30, 2005 was -3.99%.

Average Annual Total Returns (%)		Since
For the periods ended December 31, 2004	1 Year	12/31/02(1)

All Cap Value Fund — Class I

Return Before Taxes	16.63%	40.33%

After Taxes on Distributions	16.55%	40.26%

After Taxes on Distributions and Sale of Fund Shares	10.92%	35.04%

S&P500® Index (reflects no deduction for fees, expenses or taxes)	10.88%	19.45%

Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	11.95%	21.13%

Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)	16.94%	23.84%

(1)	Commencement of Class I.
The S&P 500® Index is a capital weighted, unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. It is not possible to invest directly in an index.
The Russell 3000® Index, an unmanaged index, is comprised of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. It is not possible to invest directly in an index. As of June 2005, the Fund added this index as an additional measure of market performance.
The Russell 3000® Value Index measures the performance of those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in an index. As of June 2005, the Fund added this index as an additional measure of market performance.

HOTCHKIS AND WILEY FUNDS	10

Fund Facts
FEES AND EXPENSES

Only Class I shares are offered through this prospectus. Not everyone is eligible to buy Class I shares. See page 5 for details regarding closed Funds. Other available classes of the Funds are offered through a different prospectus.
These tables show the different fees and expenses that you may pay if you buy and hold Class I shares. Future expenses may be greater or less than those indicated below.

	Core	Large Cap	Mid-Cap	Small Cap	All Cap
Shareholder Fees	Value	Value	Value	Value	Value
(fees paid directly from your investment)(a):	Fund	Fund	Fund	Fund	Fund

Maximum Sales Charge (Load) imposed on purchases	None	None	None	None	None

Maximum Deferred Sales Charge (Load)	None	None	None	None	None

Maximum Sales Charge (Load) imposed on Dividend Reinvestments	None	None	None	None	None

Redemption Fee	None	None	None	None	None

Exchange Fee	None	None	None	None	None

Annual Fund Operating Expenses
(expenses that are deducted from the Fund's total assets):

Management Fees(b)	0.75%		0.75%	0.75%	0.75%	0.75%

Distribution and/or Service (12b-1) Fees	None		None	None	None	None

Other Expenses (including transfer agency fees)	0.55	%(c)	0.24%	0.28%	0.31%	0.29%

Total Annual Fund Operating Expenses	1.30%		0.99%	1.03%	1.06%	1.04%

Fee Waiver and/or Expense Reimbursement(b)	(0.35)%		0.00%	0.00%	0.00%	0.00%

Net Annual Fund Operating Expenses(b)	0.95%		0.99%	1.03%	1.06%	1.04%

(a)	Certain securities dealers or other financial intermediaries may charge a fee to process a purchase or sale of shares. See “How to Buy Shares,” “How to Sell Shares” and “How to Exchange Shares.”

(b)	The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses through October 31, 2006 to certain limits: (Core Value: Class I — 0.95%; Large Cap Value: Class I — 1.05%; Mid-Cap Value: Class I — 1.15%; Small Cap Value: Class I — 1.25%; All Cap Value: Class I — 1.25%)

(c)	Other Expenses are based on estimated amounts of expenses that the Fund expects to incur in its first full year of operations.
Examples:
These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.
These examples assume that you invest $10,000 in a Fund for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to that particular class and that the Funds’ operating expenses remain the same except for the expense reimbursement in effect for the first year. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in these examples. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Core	Large Cap	Mid-Cap	Small	All Cap
	Value	Value	Value	Cap Value	Value

One year	$97	$101	$105	$108	$106

Three years*	$378	$315	$328	$337	$331

Five years*	$679	$547	$569	$585	$574

Ten years*	$1,537	$1,213	$1,259	$1,294	$1,271

*	These expenses do not reflect the continuation beyond the first year of the contractual arrangement between the Advisor and the Trust that limits expenses incurred by the Funds. This arrangement expires on October 31, 2006 and is renewable.

HOTCHKIS AND WILEY FUNDS	11

About the Details
HOW THE FUNDS INVEST

Core Value Fund
The Core Value Fund’s investment objective is capital appreciation.
The Core Value Fund normally invests in large capitalization U.S. companies whose stocks are considered by the Advisor to be undervalued. The Advisor currently considers large cap companies to be those with market capitalizations like those found in the Russell 1000® Index. Market capitalization is measured at the time of initial purchase. The Fund seeks to invest in stocks whose future prospects are misunderstood or not fully recognized by the market.
Large Cap Value Fund
The Large Cap Value Fund’s investment objective is current income and long-term growth of income, as well as capital appreciation.
The Large Cap Value Fund invests at least 80% of its net assets plus borrowings for investment purposes in common stocks of large cap U.S. companies under normal circumstances. The Advisor currently considers large cap companies to be those with market capitalizations like those found in the Russell 1000® Index. Market capitalization is measured at the time of initial purchase. Normally, the Fund invests at least 80% of its net assets in stocks that have a high cash dividend or payout yield relative to the market. Payout yield is defined as dividend yield plus net share repurchases.
In addition to these principal investments, the Fund may invest in stocks that do not pay dividends, but have growth potential unrecognized by the market or changes in business or management that indicate growth potential.
Mid-Cap Value Fund
The Mid-Cap Value Fund’s investment objective is capital appreciation.
The Mid-Cap Value Fund invests at least 80% of its net assets plus borrowings for investment purposes in common stocks of mid cap U.S. companies under normal circumstances. The Advisor currently considers mid cap companies to be those with market capitalizations like those found in the Russell Midcap® Index. Market capitalization is measured at the time of initial purchase
Small Cap Value Fund
The Small Cap Value Fund’s investment objective is capital appreciation.
The Small Cap Value Fund invests at least 80% of its net assets plus borrowings for investment purposes in common stocks of small cap U.S. companies under normal circumstances. The Advisor currently considers small cap companies to be those with market capitalizations of $3 billion or less. Market capitalization is measured at the time of initial purchase.
All Cap Value Fund
The All Cap Value Fund’s investment objective is capital appreciation.
The All Cap Value Fund normally invests in common stocks of U.S. companies that the Advisor believes have strong capital appreciation potential. There are no capitalization requirements for the securities in which the Fund may invest.
The Large Cap Value Fund, Mid-Cap Value Fund and Small Cap Value Fund will provide 60 days’ prior written notice to shareholders of a change in a Fund’s non-fundamental policy of investing at least 80% of its net assets plus borrowings for investment purposes in the type of investments suggested by the Fund’s name.

HOTCHKIS AND WILEY FUNDS	12

About the Details
Money Market Investments
To meet redemptions and when waiting to invest cash receipts, the Funds may invest in short-term, investment grade bonds, money market mutual funds and other money market instruments.
Temporary Defensive Investments
A Fund temporarily can invest up to 100% of its assets in short-term, investment grade bonds and other money market instruments in response to adverse market, economic or political conditions. A Fund may not achieve its objective using this type of investing.
INVESTMENT RISKS

This section contains a summary discussion of the general risks of investing in a Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its goals or that the Fund’s performance will be positive for any period of time.
Each Fund’s principal risks are listed below:
Market Risk and Selection Risk
Market risk is the risk that the market will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that the investments that the Advisor selects will underperform the market or other funds with similar investment objectives and investment strategies.
The Mid-Cap Value Fund, Small Cap Value Fund and All Cap Value Fund also are subject to the following principal risks:
Risks of Investing in Small and Mid-Size Companies
The Mid-Cap Value Fund, Small Cap Value Fund and All Cap Value Fund invest in the securities of small and mid cap companies. Investment in small and mid cap companies may involve more risk than investing in larger, more established companies. Small and mid cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails, or if management changes, or there are other adverse developments, a Fund’s investment in a small cap or mid cap company may lose substantial value.
The All Cap Value Fund also is subject to the following principal risks:
Non-diversification Risk
The All Cap Value Fund is non-diversified under federal securities laws, meaning the Fund can invest more than 5% of its assets in the securities of any one issuer. Investing in a non-diversified mutual fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in the value of one security may represent a greater portion of the total assets of a non-diversified fund. The Fund’s share values could fluctuate more than those of funds holding more securities in their portfolios.

HOTCHKIS AND WILEY FUNDS	13

About the Details
Concentration Risk
The All Cap Value Fund’s ability as a non-diversified fund to invest more than 5% of its assets in any one issuer, discussed above, together with the Advisor’s value investment strategy of identifying investment opportunities through a bottom-up process emphasizing internally generated fundamental research, may from time to time result in the Fund investing significant amounts of its portfolio in securities of issuers principally engaged in the same or related industries. Market conditions, interest rates and economic, regulatory or financial developments could significantly affect a single industry or a group of related industries. Concentration risk is the risk that the securities of companies in such an industry or group of industries, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to these or other developments and adversely affect the value of the portfolio to a greater extent than if it were less concentrated.
All of the Funds also may be subject to the following non-principal risks:
Portfolio Turnover
At times a Fund may purchase securities for short-term profits, which may result in a high portfolio turnover rate. A high portfolio turnover rate involves certain tax consequences and correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne by the Fund and may adversely affect performance.
Initial Public Offering Risks
The volume of Initial Public Offerings (“IPOs”) and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and a Fund may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. In addition, the prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks.
Foreign Market Risk
Each Fund may invest in securities of companies located in foreign countries, including American Depositary Receipts. American Depositary Receipts are receipts typically issued by an American bank or trust company that show evidence of underlying securities issued by a foreign corporation. Foreign investments involve special risks not present in U.S. investments that can increase the chances that a Fund will lose money. In particular, investments in foreign securities involve the following risks, which are generally greater for investments in emerging markets:
•	The economies of some foreign markets often do not compare favorably with that of the U.S. in areas such as growth of gross national product, reinvestment of capital, resources, and balance of payments. Some of these economies may rely heavily on particular industries or foreign capital. They may be more vulnerable to adverse diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures.

•	Investments in foreign markets may be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices. They could also impair a Fund’s ability to purchase or sell foreign securities or transfer its assets or income back into the U.S., or otherwise adversely affect the Fund’s operations.

HOTCHKIS AND WILEY FUNDS	14

       About the Details
•	Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts and political and social instability. Legal remedies available to investors in some foreign countries may be less extensive than those available to investors in the U.S.

•	Prices of foreign securities may go up and down more than prices of securities traded in the U.S.

•	Foreign markets may have different clearance and settlement procedures. In certain markets, settlements may be unable to keep pace with the volume of securities transactions. If this occurs, settlement may be delayed and the Fund’s assets may be uninvested and not earning returns. The Fund also may miss investment opportunities or be unable to sell an investment because of these delays.

•	The value of the Fund’s foreign holdings (and hedging transactions in foreign currencies) will be affected by changes in currency exchange rates.

•	The costs of foreign securities transactions tend to be higher than those of U.S. transactions.
Convertible Securities
Convertibles are generally bonds or preferred stocks that may be converted into common stock. Convertibles typically pay current income, as either interest (bond convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like regular bonds; that is, if market interest rates rise, the value of a convertible usually falls. Since it is convertible into common stock, the convertible also has the same types of market and issuer risk as the underlying common stock.
Debt Securities
Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer’s financial condition and on the terms of the bonds. These securities are also subject to interest rate risk, which is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than shorter-term securities.
Derivatives
The Funds also may use derivatives. Derivatives are financial instruments, like futures, forwards, swap agreements and options, the values of which are derived from other securities, commodities (such as gold or oil) or indexes (such as the S&P 500® Index). Derivatives may allow a Fund to increase or decrease its level of risk exposure more quickly and efficiently than transactions in other types of instruments. If a Fund invests in derivatives, the investments may not be effective as a hedge against price movements and can limit potential for growth in the value of an interest in a Fund. Derivatives are volatile and involve significant risks, including:
•	Leverage Risk — the risk associated with certain types of investments or trading strategies in which relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

•	Credit Risk — the risk that the counterparty on a derivative transaction will be unable to honor its financial obligation to a Fund.

•	Currency Risk — the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.

•	Liquidity Risk — the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

HOTCHKIS AND WILEY FUNDS	15

About the Details
Fair Value Pricing
The Funds have adopted fair valuation procedures for use in appropriate circumstances. If no price, or in the Advisor’s determination no price representing fair value, is provided for a security held by a Fund by an independent pricing agent, then the security will be fair valued. Instances where it may be necessary to fair value a security include, among others: outstanding voluntary corporate actions which have not yet converted to the new securities and significant events or actions occurring after the close of the relevant market but before the Funds calculate their NAVs. The Board of Trustees has delegated to the Advisor the authority to approve fair value determinations in any situation that would impact a Fund’s Net Asset Value (“NAV”) by less than a penny per share. If the proposed valuation would impact a Fund’s NAV by more than a penny per share, then the Valuation Committee of the Board meets to determine an appropriate price. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon its sale.
ADDITIONAL INFORMATION

Each year the Funds will send investors an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Funds. To reduce expenses, we will send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your financial intermediary otherwise.
If you would like further information about the Funds, including how they invest, please see the Statement of Additional Information (“SAI”).
The Funds’ complete portfolio holdings as of each month-end generally will be available on the last business day of the following month at www.hwcm.com . This information will, at a minimum, remain on the Funds’ website until the Funds file their list of holdings with the Securities and Exchange Commission for the relevant periods. A complete description of the Funds’ policies and procedures regarding the disclosure of portfolio holdings can be found in the SAI.

HOTCHKIS AND WILEY FUNDS	16

Shareholder Services
ABOUT CLASS I SHARES

Only Class I shares are offered through this prospectus. Not everyone is eligible to buy Class I shares. See page 5 for details regarding closed Funds. Other available classes of the Funds are offered through a different prospectus.
Each class has its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. Each share class represents an ownership interest in the same investment portfolio as the other classes of shares of that Fund. If you qualify to purchase Class I shares, you should purchase them rather than any other class, since the other share classes have higher expenses than Class I shares.
The Funds’ shares are distributed by Quasar Distributors, LLC (the “Distributor”).
Investors may purchase Class I shares of the Funds at NAV without a sales charge or other fee. Class I shares are offered primarily for direct investments by investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Class I shares may also be offered through certain financial intermediaries that charge their customers transaction or other distribution or service fees with respect to their customers’ investments in the Funds.
Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and “wrap account” or “managed fund” programs established with broker-dealers or financial intermediaries that maintain an omnibus or pooled account for a Fund and do not require a Fund or the Advisor to pay an annual administrative or service fee greater than 0.25% generally may purchase Class I shares, subject to investment minimums.
The minimum initial investment for Class I shares is $1 million. The Advisor may waive the initial minimum in certain circumstances, including the following:

•	Transfers of shares from existing accounts if the registration or beneficial owner remains the same.

•	Employees of the Advisor and its affiliates and their families.

•	Employee benefit plans sponsored by the Advisor.

•	Certain wrap programs offered by financial intermediaries.

•	Trustees of the Funds.

•	Institutional clients of the Advisor.

•	Defined contribution plans that the Advisor believes will reach the $1 million minimum within the first year.

•	The minimum initial investment for registered investment advisors purchasing shares for their clients through transaction fee programs is $250,000 per Fund.

Certain financial intermediaries may charge you additional fees in connection with transactions in Fund shares. The Advisor, the Distributor or their affiliates may make payments or provide non-cash compensation out of their own resources to securities dealers and other financial intermediaries for providing services intended to result in the sale of Fund shares or for shareholder servicing activities. The compensation is discretionary and may be available only to selected selling and servicing agents. See the SAI for a discussion of marketing and support payments.

HOTCHKIS AND WILEY FUNDS	17

Shareholder Services
Certain authorized agents of the Funds charge a fee for shareholder accounting services and administrative services that they provide to the Funds on behalf of certain shareholders. A description of the Funds’ sub-transfer agency policies can be found in the SAI.
HOW TO BUY SHARES

Before making an initial investment in Class I shares, you should call the Advisor at 1-800-796-5606 to determine if you are eligible to invest in Class I. The Advisor will provide you with an application form and give you further instructions on how to invest. The Transfer Agent must have received your completed application before you may make an initial investment. The Transfer Agent will verify certain information from investors as a part of the Funds’ anti-money laundering program.
Wire
Before you wire money, call 1-866-HW-FUNDS (1-866-493-8637) to notify the Funds of the wire to ensure proper credit when the wire is received. Instruct your bank to send the wire to the Transfer Agent at:
U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
   ABA #075000022
For credit to U.S. Bancorp Fund Services, LLC
Account #112-952-137
For further credit to HOTCHKIS AND WILEY FUNDS
   [Name of Fund]
   [Your name and account number]
Wires received by the Transfer Agent before the New York Stock Exchange closes (generally 4:00 p.m. Eastern time) receive that day’s NAV.
Mail
You also can invest by sending a check payable to HOTCHKIS AND WILEY FUNDS at the following address:

(regular mail)	(overnight)
Hotchkis and Wiley Funds	Hotchkis and Wiley Funds
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 E. Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53201-5207

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.
Checks must be drawn on a U.S. bank in U.S. dollars for the exact amount of the purchase. You will receive the NAV next determined after the Transfer Agent receives your check and completed account application. The Transfer Agent does not accept cash, money orders, cashier’s checks in an amount less than $10,000, U.S. Treasury checks, credit card checks, traveler’s checks, starter checks, drafts or third party checks. If your check doesn’t clear, you will be charged for any loss sustained by the relevant Fund and a $25 service charge. Forms for additional contributions by check or change of address are included with account statements, or you can request them by calling 1-866-HW-FUNDS (1-866-493-8637).

HOTCHKIS AND WILEY FUNDS	18

Shareholder Services
Automatic Investment Plan (“AIP”)
You may invest a specific amount on a periodic basis through the Funds’ Transfer Agent, The current minimum for such automatic investments is $100 (subsequent to the minimum initial investment). The minimum may be waived or revised under certain circumstances. To participate in the plan, your financial institution must be a member of the Automated Clearing House (“ACH”) network. You may change or terminate your participation in the plan at any time by notifying the Transfer Agent 5 days prior to your next transaction. To change your financial institution, a signature guarantee is required. If your financial institution rejects your transaction, the Transfer Agent will charge a $25 fee to your account. Selected securities dealers or other financial intermediaries may also offer automatic investment plans.
Right to Suspend Sales and Reject Purchase Orders
The Funds reserve the right to suspend the offering of shares at any time, and to reject a purchase order.
The Advisor and the Funds are dedicated to minimizing or eliminating short term and/or active trading in the Funds. Purchases and exchanges of the Funds should be made for long-term investment purposes. Short-term or excessive trading into or out of a Fund may harm other shareholders in various ways, including disrupting portfolio management strategies, increasing brokerage and administrative costs, and causing the Fund to generate taxable gains. To protect the interests of the long-term shareholders of the Funds, the Board of Trustees has adopted the following policies.
The Funds discourage frequent purchases and redemptions of Fund shares, whether for “market timing” or any other purpose. Accordingly, the Funds reserve the right to reject any purchase or exchange request for any reason, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, a Fund may reject any purchase order, including an exchange, from any investor who, in the Advisor’s opinion, has a pattern of short-term or excessive trading in the Funds or other mutual funds or whose trading has been disruptive to a Fund or other mutual funds.
The Funds monitor trading activity in a variety of ways. Active trading within a 90-day period will generally be questioned if the trades meet certain thresholds for materiality. However, the Funds may reject trades from any shareholder who the Funds believe is engaged in excessive trading, whether or not in violation of these guidelines. The Funds may consider trading patterns over a longer period than 90 days and may take into account market conditions, the number of trades and the amount of the trades in making such determinations. In applying these policies, the Funds consider the information available to them at the time and reserve the right to consider trading activity in multiple accounts under common ownership, control or influence. Additionally, these guidelines may be changed at any time without prior notice to shareholders.
When excessive or short-term trading is detected, the party involved may be banned from future trading in the Funds. Judgments related to the rejection of purchases and the banning of future trades are inherently subjective and involve some selectivity in their application. The Advisor will seek to make judgments and applications that are consistent with the interests of the Funds’ shareholders.
Persons engaged in excessive trading practices may use a variety of strategies to avoid detection, such as trading through multiple financial intermediaries or within omnibus accounts that pool transactions together in one account. The Funds may not be able to effectively monitor or detect excessive or short-term trading that occurs through financial intermediaries, particularly in an omnibus account. It is common for a substantial portion of Fund shares to be held in omnibus accounts. The Funds may not always be able to detect or curtail excessive or short-term trading in omnibus accounts, which may harm shareholders as described above.

HOTCHKIS AND WILEY FUNDS	19

Shareholder Services
In addition, the Funds attempt to limit exchanges in retirement plans, which often trade in omnibus accounts, to no more than one round trip exchange per participant within a 90-day period. It is the responsibility of plan sponsors to communicate the Funds’ restrictions to plan participants and monitor and apply the exchange limitation. The exchange limits may be modified to conform to individual plan exchange limits, Department of Labor regulations and automated asset allocation or dollar-cost-averaging programs.
Certain automated or pre-established exchange, asset allocation and dollar-cost-averaging programs may not be subject to these exchange limits.
It may not be practical for each plan sponsor and/or recordkeeper to implement the policies of the Funds. The Funds will accept as adequate reasonable policies and procedures to detect and deter active trading even though those policies may not be as restrictive as the Funds.
General
The Funds may also accept orders from certain qualified institutions, with payment made to the Fund at a later time. The Advisor is responsible for ensuring that such payment is made on a timely basis. An institution which makes such a purchase for an investor may charge the investor a reasonable service fee. The Funds do not issue share certificates.
HOW TO SELL SHARES

Mail
You can redeem shares (sell them back to the Funds) by sending us a letter that includes:
•	The Fund’s name;

•	Your account name;

•	Your account number;

•	The number of shares or dollar amount you want to redeem; and

•	Signatures of all registered owners exactly as the account is registered.
Send your request to:

(regular mail)	(overnight)
Hotchkis and Wiley Funds	Hotchkis and Wiley Funds
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701 Milwaukee,	615 E. Michigan Street, 3rd Floor
Wisconsin 53201-0701	Milwaukee, Wisconsin 53202-5207

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.
The redemption request will not be accepted unless it contains all required documents in proper form, as described below. If the request is in proper form, the shares will be sold at the NAV next determined after the Transfer Agent or an authorized financial intermediary or its designee receives the request.
Telephone
You can also redeem by telephone. Call 1-866-HW-FUNDS (1-866-493-8637) and tell us:
•	Your account name;

•	Your account number; and

•	Dollar amount or number of shares you want to redeem ($1,000 minimum).

HOTCHKIS AND WILEY FUNDS	20

Shareholder Services
We will send you a check to the address in our records, wire the proceeds to your pre-determined bank account or electronically transfer the proceeds through the ACH network using instructions previously provided to the Transfer Agent. In all cases, proceeds will be processed within seven calendar days following receipt of a properly completed request. There is a $15 fee for outgoing wire transfers. To redeem shares by telephone, you must have filled out an application for this privilege. In order to arrange for the telephone redemption option after your account has been established or to change your financial institution account or address designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. The request must be signed by each account holder with the signature(s) guaranteed.
In electing a telephone redemption, the investor authorizes the Funds and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by the Funds or the Transfer Agent to be genuine. Neither the Funds nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this prospectus.
Systematic Withdrawal Plan You can choose to receive systematic payments from your Fund account either by check or through direct deposit to your financial institution account of at least $100 per payment if you have at least $10,000 in your account. You can generally arrange through the Transfer Agent or your selected securities dealer or other financial intermediary for systematic sales of shares of a fixed dollar amount as frequently as monthly, subject to certain conditions. Under either method, you must have dividends automatically reinvested.
Ask your financial intermediary or the Transfer Agent for details. Each withdrawal is a taxable event.
Proper Form
Signature Guarantee
A signature guarantee will generally be required, but may be waived, if:

•	You redeem more than $50,000;

•	Your proceeds are paid to a person other than the owner(s) shown on the Transfer Agent’s register;

•	Your proceeds are sent to an address or bank account that is different from the Transfer Agent’s register or has changed within 30 days;

•	Your proceeds are paid to a corporation, partnership, trust or fiduciary;

•	The ownership is changed on your account;

•	Telephone redemption privileges are added to your existing account; or

•	You are adding or changing automated bank instructions to an existing account.

HOTCHKIS AND WILEY FUNDS	21

Shareholder Services
You can get a signature guarantee from:
•	A bank which is a member of the FDIC;

•	A trust company;

•	A member firm of a national securities exchange; or

•	Another eligible guarantor institution.
Guarantees must be signed by an authorized signatory of the guarantor institution and include the words “Signature Guaranteed.” We will not accept signature guarantees from notaries public. Additional documents may be needed from corporations or other organizations, fiduciaries or anyone other than the shareholder of record.
IRA or Other Retirement Plan Redemptions
Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax. Redemption requests failing to indicate an election will generally be subject to a 10% withholding.
Delays in Redeeming Shares
At certain times when allowed by the Securities and Exchange Commission, we may reject a redemption request or delay sending your check or wiring your redemption proceeds, including during unusual market conditions or emergencies when a Fund can’t determine the value of its assets or sell its holdings.
Payments
If you recently bought shares with a check, the Funds may delay payment of redemption proceeds until the Transfer Agent is reasonably satisfied that the check has been collected. This may take up to 12 calendar days from the date of purchase.
Redemption in Kind
The Funds reserve the right to pay shareholders with large accounts securities instead of cash in certain circumstances.
Liquidating Small Accounts
Because of the high cost of maintaining smaller shareholder accounts, the Funds may redeem the shares in your account if the NAV of your account falls below $500 due to redemptions you have made. You will be notified that the value of your account is less than $500 before a Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least $500 before a Fund takes any action. This involuntary redemption does not apply to retirement plans or Uniform Gifts or Transfers to Minors Act accounts. A redemption of all of your shares in a Fund will generally be treated as a sale for Federal income tax purposes, and depending on the investor and type of account, may be subject to tax.

HOTCHKIS AND WILEY FUNDS	22

Shareholder Services
HOW TO EXCHANGE SHARES

You can exchange Class I shares of a Fund for Class I shares of another Fund subject to a $1,000 minimum. Any shares exchanged are subject to policies described on page 19. Exchanges are generally considered a sale for Federal income tax purposes.
Mail
You can exchange shares by sending us a letter that includes:
•	Your account name;

•	Your account number;

•	The dollar amount or number of shares you want to exchange;

•	The Fund you want to sell and the Fund you want to buy; and

•	Signatures of all account owners.

Send your request to:

(regular mail)	(overnight)
Hotchkis and Wiley Funds	Hotchkis and Wiley Funds
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 E. Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202-5207

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.
Telephone
You can exchange shares by calling us at 1-866-HW-FUNDS (1-866-493-8637) as long as you have notified us ahead of time that you want this privilege. See “How to Sell Shares.”
In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your application as part of the Funds’ Anti-Money Laundering Program. As requested on the application, you must supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent if you need additional assistance with your application.
If we do not reasonably believe a customer’s identity, the account will be rejected or the customer will not be allowed to perform transactions until clarifying information is received. The Funds reserve the right to close the account within 5 business days if such information is not received.
HOW SHARES ARE PRICED

When you buy shares, you pay the NAV next determined after receipt of your order. This is the offering price. A Fund’s NAV is the market value in U.S. dollars of the Fund’s total assets after deducting liabilities, divided by the number of shares outstanding. Expenses, including the fees payable to the Advisor, are accrued daily. Shares are also redeemed at their NAV. Each Fund calculates its NAV (generally by using market quotations) each day the New York Stock Exchange is open as of the close of regular trading on the Exchange based on prices at the time of closing. Regular trading on the Exchange generally closes at 4:00 p.m. Eastern time. The NAV used in determining your price is the next one calculated after your purchase or redemption order is received. If market quotations are not available, a Fund will use fair value.

HOTCHKIS AND WILEY FUNDS	23

Shareholder Services
A Fund may accept orders from certain authorized financial intermediaries or their designees. Each Fund will be deemed to receive an order when received in proper form by the intermediary or designee and the order will receive the NAV next computed by the Fund after such receipt. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the financial intermediary could be held liable for any losses.
DIVIDENDS AND TAXES

The Funds will distribute any net realized long-term or short-term capital gains at least annually. The Core Value Fund, the Mid-Cap Value Fund, the Small Cap Value Fund and the All Cap Value Fund will distribute any net investment income at least annually. The Large Cap Value Fund will distribute any net investment income at least semi-annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. Dividends and distributions may be reinvested automatically in shares of a Fund at NAV or may be taken in cash. If your account is with a selected securities dealer or other financial intermediary that has an agreement with a Fund, contact your dealer or intermediary about which option you would like. If your account is with the Transfer Agent and you would like to receive dividends in cash, contact the Transfer Agent. Dividends and distributions in the amount of less than $10 are automatically reinvested in shares of the applicable Fund. If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in the shareholder’s account at the Fund’s then current NAV and to reinvest all subsequent distributions.
Although this cannot be predicted with any certainty, each Fund anticipates that the majority of its dividends, if any, will consist of capital gains. Capital gains, if any, may be taxable to you at different rates, depending, in part, on how long a Fund has held the assets sold.
You may be subject to Federal income tax on dividends from a Fund, whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to Federal income tax. Capital gains are generally taxed at different rates than ordinary income dividends. Certain “qualifying dividend income” is taxed at the same rates as capital gains. Distributions from a Fund also may be subject to foreign, state and local income taxes.
Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes.
If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, a Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.
By law, each Fund must withhold 28% of your dividends and redemption proceeds if you have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.
This section summarizes some of the consequences under current Federal income tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in a Fund under all applicable tax laws.

HOTCHKIS AND WILEY FUNDS	24

The Management Team
MANAGEMENT OF THE FUNDS

The Advisor
Hotchkis and Wiley Capital Management, LLC, 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017-5439, has been the Funds’ investment advisor since their inception. The Advisor is a limited liability company, the primary members of which are HWCap Holdings, a limited liability company whose members are employees of the Advisor, and Stephens-H&W, a limited liability company whose primary member is Stephens Group, Inc., which is a diversified holding company. References to the Advisor include its predecessors. The Advisor was organized as an investment advisor in 1980 and had approximately $26 billion in investment company and other portfolio assets under management as of June 2005. The Advisor supervises and arranges the purchase and sale of securities held in the Funds’ portfolios.
The annual fees paid to the Advisor as a percentage of average net assets is 0.75% for the Core Value Fund, Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund and All Cap Value Fund. The Advisor has agreed to make reimbursements so that the regular annual operating expenses of each Fund will be limited as noted in Footnote (b) on page 11. The Advisor has agreed to these expense limits through October 2006, and will thereafter give shareholders at least 30 days’ notice if this reimbursement policy will change.
A discussion regarding the basis for the Board of Trustee’s most recent renewal of the Investment Advisory Agreement is available in the Trust’s Statement of Additional Information and will be available in the Semi-annual Report to shareholders for the period ending December 31, 2005.
Portfolio Managers
The Advisor to the Funds also manages institutional separate accounts and is the sub-advisor to other mutual funds. The investment process is the same for similar accounts, including the Funds, and is driven by team-oriented, in-depth, fundamental research. The investment research staff is organized by industry coverage and supports all of the accounts managed in each of the Advisor’s investment strategies. Weekly research meetings provide a forum where analysts and portfolio managers discuss current investment ideas within their assigned industries. Generally, the entire investment team, or a sub-set of the team, then debates the merits of recommendations, taking into account the prevailing market environment, the portfolio’s current composition, and the relative value of alternative investments. Investment decisions are made by majority agreement of the investment team. The culmination of this process is the formation of a “target portfolio” for each investment strategy representing the best investment ideas with appropriate weights for each of the holdings.
Please see the SAI for more information about management of the Funds, including additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Funds.
Although each Fund is managed by the Advisor’s investment team, the Advisor has identified the five portfolio managers with the most significant responsibility for each Fund’s assets. This list does not include all members of the investment team. A description of each of the listed portfolio manager’s role on the investment team is set forth below.
Portfolio Managers for the Core Value Fund
Patricia McKenna - Ms. McKenna participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. She has authority to direct trading activity on the Fund. Ms. McKenna is also responsible for representing the Fund to investors. Ms. McKenna, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1995 as Portfolio Manager and Analyst.

HOTCHKIS AND WILEY FUNDS	25

The Management Team
Sheldon Lieberman - Mr. Lieberman participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He has authority to direct trading activity on the Fund. Mr. Lieberman is also responsible for representing the Fund to investors. Mr. Lieberman, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1994 as Portfolio Manager and Analyst.
Joe Huber - Mr. Huber participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He is jointly responsible for the day-to-day management of the Fund’s cash flows, which includes directing the Fund’s purchases and sales to ensure that the Fund’s holdings remain reflective of the “target portfolio.” Mr. Huber, currently Principal, Portfolio Manager and Director of Research of the Advisor, joined the Advisor in 2000 as Portfolio Manager and Analyst and soon thereafter became the Director of Research.
George Davis - Mr. Davis participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He has authority to direct trading activity on the Fund. Mr. Davis is also responsible for representing the Fund to investors. Mr. Davis, currently Principal, Portfolio Manager and Chief Executive Officer of the Advisor, joined the Advisor in 1988 as Portfolio Manager and Analyst.
Stan Majcher - Mr. Majcher participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He is jointly responsible for the day-to-day management of the Fund’s cash flows, which includes directing the Fund’s purchases and sales to ensure that the Fund’s holdings remain reflective of the “target portfolio.” Mr. Majcher, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1996 as Analyst and became Portfolio Manager in 1999.
Portfolio Managers for the Large Cap Value Fund
Sheldon Lieberman - Mr. Lieberman participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He has authority to direct trading activity on the Fund. Mr. Lieberman is also responsible for representing the Fund to investors. Mr. Lieberman, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1994 as Portfolio Manager and Analyst.
George Davis - Mr. Davis participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He has authority to direct trading activity on the Fund. Mr. Davis is also responsible for representing the Fund to investors. Mr. Davis, currently Principal, Portfolio Manager and Chief Executive Officer of the Advisor, joined the Advisor in 1988 as Portfolio Manager and Analyst.
Joe Huber - Mr. Huber participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He is jointly responsible for the day-to-day management of the Fund’s cash flows, which includes directing the Fund’s purchases and sales to ensure that the Fund’s holdings remain reflective of the “target portfolio.” Mr. Huber, currently Principal, Portfolio Manager and Director of Research of the Advisor, joined the Advisor in 2000 as Portfolio Manager and Analyst and soon thereafter became the Director of Research.
Patricia McKenna - Ms. McKenna participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. She has authority to direct trading activity on the Fund. Ms. McKenna is also responsible for representing the Fund to investors. Ms. McKenna, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1995 as Portfolio Manager and Analyst.

HOTCHKIS AND WILEY FUNDS	26

The Management Team
Stan Majcher - Mr. Majcher participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He is jointly responsible for the day-to-day management of the Fund’s cash flows, which includes directing the Fund’s purchases and sales to ensure that the Fund’s holdings remain reflective of the “target portfolio.” Mr. Majcher, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1996 as Analyst and became Portfolio Manager in 1999.
Portfolio Managers for the Mid-Cap Value Fund
Stan Majcher -Mr. Majcher participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He is jointly responsible for the day-to-day management of the Fund’s cash flows, which includes directing the Fund’s purchases and sales to ensure that the Fund’s holdings remain reflective of the “target portfolio.” Mr. Majcher is also responsible for representing the Funds to investors. Mr. Majcher, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1996 as Analyst and became Portfolio Manager in 1999.
Jim Miles - Mr. Miles participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He has authority to direct trading activity on the Fund. Mr. Miles is also responsible for representing the Fund to investors. Mr. Miles, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1995 as Portfolio Manager and Analyst.
Joe Huber - Mr. Huber participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He is jointly responsible for the day-to-day management of the Fund’s cash flows, which includes directing the Fund’s purchases and sales to ensure that the Fund’s holdings remain reflective of the “target portfolio.” Mr. Huber, currently Principal, Portfolio Manager and Director of Research of the Advisor, joined the Advisor in 2000 as Portfolio Manager and Analyst and soon thereafter became the Director of Research.
David Green - Mr. Green participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He has authority to direct trading activity on the Fund. Mr. Green, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1997 as Portfolio Manager and Analyst.
Sheldon Lieberman - Mr. Lieberman participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He has authority to direct trading activity on the Fund. Mr. Lieberman, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1994 as Portfolio Manager and Analyst.
Portfolio Managers for the Small Cap Value Fund
David Green -Mr. Green participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He is jointly responsible for the day-to-day management of the Fund’s cash flows, which includes directing the Fund’s purchases and sales to ensure that the Fund’s holdings remain reflective of the “target portfolio.” Mr. Green is also responsible for representing the Funds to investors. Mr. Green, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1997 as Portfolio Manager and Analyst.
Jim Miles - Mr. Miles participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He is jointly responsible for the day-to-day management of the Fund’s cash flows, which includes directing the Fund’s purchases and sales to ensure that the Fund’s holdings remain reflective of the “target portfolio.” Mr. Miles is also responsible for representing the Fund to investors. Mr. Miles, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1995 as Portfolio Manager and Analyst.

HOTCHKIS AND WILEY FUNDS	27

The Management Team
Joe Huber - Mr. Huber participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He has authority to direct trading activity on the Fund. Mr. Huber, currently Principal, Portfolio Manager and Director of Research of the Advisor, joined the Advisor in 2000 as Portfolio Manager and Analyst and soon thereafter became the Director of Research.
Stan Majcher - Mr. Majcher participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He is jointly responsible for the day-to-day management of the Fund’s cash flows, which includes directing the Fund’s purchases and sales to ensure that the Fund’s holdings remain reflective of the “target portfolio.” Mr. Majcher, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1996 as Analyst and became Portfolio Manager in 1999.
George Davis - Mr. Davis participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He has authority to direct trading activity on the Fund. Mr. Davis, currently Principal, Portfolio Manager and Chief Executive Officer of the Advisor, joined the Advisor in 1988 as Portfolio Manager and Analyst.
Portfolio Managers for the All Cap Value Fund
Joe Huber - Mr. Huber participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He is jointly responsible for the day-to-day management of the Fund’s cash flows, which includes directing the Fund’s purchases and sales to ensure that the Fund’s holdings remain reflective of the “target portfolio.” Mr. Huber is also responsible for representing the Fund to investors. Mr. Huber, currently Principal, Portfolio Manager and Director of Research of the Advisor, joined the Advisor in 2000 as Portfolio Manager and Analyst and soon thereafter became the Director of Research.
George Davis - Mr. Davis participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He has authority to direct trading activity on the Fund. Mr. Davis is also responsible for representing the Fund to investors. Mr. Davis, currently Principal, Portfolio Manager and Chief Executive Officer of the Advisor, joined the Advisor in 1988 as Portfolio Manager and Analyst.
Stan Majcher - Mr. Majcher participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He is jointly responsible for the day-to-day management of the Fund’s cash flows, which includes directing the Fund’s purchases and sales to ensure that the Fund’s holdings remain reflective of the “target portfolio.” Mr. Majcher, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1996 as Analyst and became Portfolio Manager in 1999.
David Green - Mr. Green participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He is jointly responsible for the day-to-day management of the Fund’s cash flows, which includes directing the Fund’s purchases and sales to ensure that the Fund’s holdings remain reflective of the “target portfolio.” Mr. Green, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1997 as Portfolio Manager and Analyst.
Jim Miles - Mr. Miles participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He has authority to direct trading activity on the Fund. Mr. Miles, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1995 as Portfolio Manager and Analyst.

HOTCHKIS AND WILEY FUNDS	28

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past five years by showing information for the Funds’ and their predecessors’ Class I shares. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions). The financial highlights for the fiscal year ended June 30, 2001 were audited by predecessor auditors who do not serve as the independent auditors of the Funds. The financial highlights for the fiscal years ended June 30, 2002 through 2005 were audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements are included in the Funds’ annual report, which is available upon request. Further performance information is contained in the annual report.
          Core Value Fund

	Class I
	Period
	August 30, 2004(1)
Increase (Decrease) in Net Asset Value:	through June 30, 2005

Net asset value, beginning of period	$10.00

Income from investment operations:

Net investment income	0.08

Net gains (losses) on securities (both realized and unrealized)	2.23

Total from investment operations	2.31

Dividends and distributions:

Dividends (from net investment income)	(0.03)

Distributions (from capital gains)	—

Total distributions	(0.03)

Net asset value, end of period	$12.28

Total return(2)	23.16%

Net assets, end of period (in thousands)	$36,586

Ratios to Average Net Assets:

Expenses, net of reimbursement	0.95	%(3)

Expenses	1.30	%(3)

Investment income — net	0.96	%(3)

Portfolio turnover rate	13%

(1)	Commencement of operations.

(2)	Total returns exclude the effects of sales charges. The Fund’s Advisor waived a portion of its advisory fee and/or reimbursed a portion of the Fund’s expenses. Without such a waiver and/or reimbursement, the Fund’s performance would have been lower.

(3)	Annualized.

HOTCHKIS AND WILEY FUNDS	29

Large Cap Value Fund

	Class I
	Year ended June 30,
Increase (Decrease) in Net Asset Value:	2005	2004	2003	2002	2001

Net asset value, beginning of period	$20.09	$15.26	$15.99	$16.82	$13.02

Income from investment operations:

Net investment income	0.17	0.10	0.17	0.22	0.31

Net gains (losses) on securities (both realized and unrealized)	3.42	4.92	0.36	(0.32)	3.80

Total from investment operations	3.59	5.02	0.53	(0.10)	4.11

Dividends and distributions:

Dividends(from net investment income)	(0.13)	(0.12)	(0.16)	(0.15)	(0.31)

Distributions (from capital gains)	(0.08)	(0.07)	(1.10)	(0.58)	—

Total distributions	(0.21)	(0.19)	(1.26)	(0.73)	(0.31)

Net asset value, end of period	$23.47	$20.09	$15.26	$15.99	$16.82

Total return(1)	17.95%	33.20%	4.95%	(0.38)%	31.90%

Net assets, end of period (in thousands)	$1,235,903	$200,719	$44,077	$39,215	$47,271

Ratios to Average Net Assets:

Expenses, net of reimbursement	0.99%	1.03%	1.05%	1.00%	0.95%

Expenses	0.99%	1.06%	1.34%	1.50%	1.20%

Investment income — net	1.22%	0.85%	1.32%	1.30%	1.96%

Portfolio turnover rate	14%	5%	35%	96%	26%

(1)	Total Returns exclude the effects of sales charges. Prior to July 1, 2004, the Fund’s Advisor waived a portion of its advisory fee and/or reimbursed a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.

HOTCHKIS AND WILEY FUNDS	30

Mid-Cap Value Fund

	Class I
	Year ended June 30,
Increase (Decrease) in Net Asset Value:	2005	2004	2003	2002	2001

Net asset value, beginning of period	$24.53	$17.64	$17.01	$17.14	$12.75

Income from investment operations:

Net investment income	0.11	0.06	0.09	0.11	0.18

Net gains (losses) on securities (both realized and unrealized)	4.82	7.24	0.93	0.68	4.84

Total from investment operations	4.93	7.30	1.02	0.79	5.02

Dividends and distributions:

Dividends (from net investment income)	(0.07)	(0.08)	(0.05)	(0.15)	(0.27)

Distributions (from capital gains)	(0.84)	(0.33)	(0.34)	(0.77)	(0.36)

Total distributions	(0.91)	(0.41)	(0.39)	(0.92)	(0.63)

Net asset value, end of period	$28.55	$24.53	$17.64	$17.01	$17.14

Total return(1)	20.41%	41.67%	6.46%	4.77%	40.36%

Net assets, end of period (in thousands)	$2,244,061	$908,242	$162,404	$63,741	$30,198

Ratios to Average Net Assets:

Expenses, net of reimbursement	1.03%	1.03%	1.15%	1.15%	1.15%

Expenses	1.03%	1.03%	1.22%	1.40%	1.57%

Investment income — net	0.56%	0.55%	0.88%	0.94%	1.91%

Portfolio turnover rate	27%	25%	56%	82%	138%

(1)	Total returns exclude the effects of sales charges. Prior to July 1, 2003, the Fund’s Advisor waived a portion of its advisory fee and/or reimbursed a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.

HOTCHKIS AND WILEY FUNDS	31

Small Cap Value Fund

	Class I
	Year ended June 30,
Increase (Decrease) in Net Asset Value:	2005	2004	2003	2002	2001

Net asset value, beginning of period	$50.54	$34.55	$31.83	$26.63	$17.11

Income from investment operations:

Net investment income	(0.02)	0.07	0.08	0.07	0.25

Net gains (losses) on securities (both realized and unrealized)	9.30	16.77	2.69	5.33	9.28

Total from investment operations	9.28	16.84	2.77	5.40	9.53

Dividends and distributions:

Dividends(from net investment income)	0.00	(0.02)	(0.05)	(0.20)	(0.01)

Distributions (from capital gains)	(7.30)	(0.83)	—	—	—

Total distributions	(7.30)	(0.85)	(0.05)	(0.20)	(0.01)

Net asset value, end of period	$52.52	$50.54	$34.55	$31.83	$26.63

Total return(1)	19.49%	49.06%	8.72%	20.45%	55.69%

Net assets, end of period (in thousands)	$518,365	$324,984	$136,680	$97,458	$48,773

Ratios to Average Net Assets:

Expenses, net of reimbursement	1.06%	1.14%	1.22%	1.24%	1.24%

Expenses	1.06%	1.14%	1.25%	1.32%	1.32%

Investment income — net	0.03%	(0.04)%	0.36%	0.49%	1.16%

Portfolio turnover rate	49%	64%	54%	75%	197%

(1)	Total returns exclude the effects of sales charges. Prior to July 1, 2003, the Fund’s Advisor waived a portion of its advisory fee and/or reimbursed a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.

HOTCHKIS AND WILEY FUNDS	32

All Cap Value Fund

	Class I
			Period
	Year ended June 30,		December 31, 2002(1)
Increase (Decrease) in Net Asset Value:	2005	2004	through June 30, 2003

Net asset value, beginning of period	$17.02	$12.58	$10.00

Income from investment operations:

Net investment income	0.15	0.03	0.01

Net gains (losses) on securities (both realized and unrealized)	3.28	4.43	2.57

Total from investment operations	3.43	4.46	2.58

Dividends and distributions:

Dividends(from net investment income)	(0.03)	(0.01)	—

Distributions (from capital gains)	(0.06)	(0.01)	—

Total distributions	(0.09)	(0.02)	—

Net asset value, end of period	$20.36	$17.02	$12.58

Total return(2)	20.14%	35.48%	25.80%

Net assets, end of period (in thousands)	$54,969	$22,678	$3,560

Ratios to Average Net Assets:

Expenses, net of reimbursement	1.04%	1.15%	1.10	%(3)

Expenses	1.04%	1.25%	5.84	%(3)

Investment income — net	1.21%	0.32%	0.47	%(3)

Portfolio turnover rate	39%	30%	11%

(1)	Commencement of operations.

(2)	Total returns exclude the effects of sales charges. Prior to July 1, 2004, the Fund’s Advisor waived a portion of its advisory fee and/or reimbursed a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.

(3)	Annualized

HOTCHKIS AND WILEY FUNDS	33

Funds
Hotchkis and Wiley Core Value Fund
Hotchkis and Wiley Large Cap Value Fund
Hotchkis and Wiley Mid-Cap Value Fund
Hotchkis and Wiley Small Cap Value Fund
Hotchkis and Wiley All Cap Value Fund
725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
1-866-HW-FUNDS
(1-866-493-8637)
Advisor
Hotchkis and Wiley Capital Management, LLC
725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
1-213-430-1000
Administrator, Fund Accountant and Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202-5209
1-866-HW-FUNDS
(1-866-493-8637)
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, California 90071
Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202-5207
Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109-3661
Counsel
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105-3441

PRIVACY POLICY

Hotchkis and Wiley Capital Management, LLC recognizes and respects the privacy of the Trust’s shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.
We may collect nonpublic information about you from one or more of the following sources:
•	Information we receive about you on applications or other forms;

•	Information you give us orally; and

•	Information about your transactions with us or others.
We do not disclose to third parties any nonpublic personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.
This page is not part of the Prospectus.

P R O S P E C T U S — C l a s s  I   S h a r e s
INFORMATION ABOUT THE FUNDS
Please read this Prospectus before you invest in the Funds. Keep the Prospectus for future reference. You can get additional information about the Funds in:
—	Statement of Additional Information — SAI

(incorporated by reference into, legally a part of, this Prospectus)

—	Annual Report

(contains a discussion of market conditions and investment strategies that affected Fund performance)

—	Semi-annual Report
To get this information and other information regarding the Funds free of charge or for shareholder questions, contact the Funds’ Transfer Agent:
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202-5207
1.866.HW.FUNDS (1.866.493.8637)
(www.hwcm.com)
The current SAI, annual report and semi-annual report are available on the Funds’ website at www.hwcm.com.
Information about the Funds can be reviewed and copied at the SEC’s Public Reference Room in
Washington, D.C., by calling 1.202.942.8090 for information on the operation of the public reference room. This information is also available on the SEC’s Internet Site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.
You should rely only on the information contained in this Prospectus when deciding whether to invest. No one is authorized to provide you with information that is different.

	NASDAQ	CUSIP
Core Value Class I	HWCIX	44134R768
Large Cap Value Class I	HWLIX	44134R503
Mid-Cap Value Class I	HWMIX	44134R800
Small Cap Value Class I	HWSIX	44134R867
All Cap Value Class I	HWAIX	44134R834
Investment Company Act File #811-10487
CODE #HWF-PABC-0805
The Hotchkis and Wiley Funds are distributed
by Quasar Distributors, LLC.

STATEMENT OF ADDITIONAL INFORMATION
Hotchkis and Wiley Funds
725 South Figueroa Street, 39th Floor, Los Angeles, California 90017-5439
Phone No. 1-866-HW-FUNDS (1-866-493-8637)

     Hotchkis and Wiley Core Value Fund (“Core Value Fund”), Hotchkis and Wiley Large Cap Value Fund (“Large Cap Value Fund”), Hotchkis and Wiley Mid-Cap Value Fund (“Mid-Cap Value Fund”), Hotchkis and Wiley Small Cap Value Fund (“Small Cap Value Fund”) and Hotchkis and Wiley All Cap Value Fund (“All Cap Value Fund”) (each, a “Fund” and collectively, the “Funds”) are funds (or series) of Hotchkis and Wiley Funds (the “Trust”). The Trust is an open-end, management investment company which is organized as a Delaware statutory trust.

     This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus dated August 29, 2005 for the Core Value, Large Cap Value, Mid-Cap Value, Small Cap Value and All Cap Value Funds’ Class I shares, and the Prospectus dated August 29, 2005 for the Large Cap Value and Mid-Cap Value Funds’ Class A, Class C and Class R shares, and the Small Cap Value, All Cap Value and Core Value Funds’ Class A and Class C shares (each, a “Prospectus”). The Prospectuses have been filed with the Securities and Exchange Commission (the “Commission”) and can be obtained, without charge, by calling the Funds at 1-866-HW-FUNDS (1-866-493-8637) or your financial consultant or other financial intermediary, or by writing to the Funds at U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202. The Prospectuses are incorporated by reference into this SAI Information, and this SAI is incorporated by reference into the Prospectuses. The Funds’ audited financial statements are incorporated into this SAI by reference to their Annual Report for the fiscal year ended June 30, 2005. You may request a copy of the Annual Report at no charge by calling 1-866-HW-FUNDS (1-866-493-8637).

Hotchkis and Wiley Capital Management, LLC — (“Advisor”)

The date of this SAI is August 29, 2005.

i

TRUST HISTORY
     The Trust was formed on July 23, 2001 as a Delaware statutory trust. The Trust is an open-end, management investment company currently consisting of four separate diversified series (the Core Value Fund, the Large Cap Value Fund, the Mid-Cap Value Fund and the Small Cap Value Fund) and one separate non-diversified series (the All Cap Value Fund). The performance of certain Funds includes the historical performance of their predecessors.
DESCRIPTION OF THE FUNDS, THEIR INVESTMENTS AND RISKS
     The investment objectives, principal investment strategies and related principal risks of the Funds are set forth in the Prospectuses. This SAI includes additional information about those investment strategies and risks as well as information about other investment strategies in which the Funds may engage and the risks associated with such strategies.
Investment Restrictions
     Each Fund has adopted the following restrictions (in addition to their investment objectives) as fundamental policies, which may not be changed without the favorable vote of the holders of a “majority” of that Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940 (the “1940 Act”). Under the 1940 Act, the vote of the holders of a “majority” of a Fund’s outstanding voting securities means the vote of the holders of the lesser of (1) 67% or more of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (2) more than 50% of the outstanding shares.
     Except as noted, none of the Funds may:
1.	Purchase any security, other than obligations of the U.S. government, its agencies, or instrumentalities (“U.S. government securities”), if as a result: (i) with respect to 75% of its total assets, more than 5% of the Fund’s total assets (determined at the time of investment) would then be invested in securities of a single issuer; or (ii) 25% or more of the Fund’s total assets (determined at the time of investment) would be invested in one or more issuers having their principal business activities in a single industry. This restriction does not apply to the All Cap Value Fund.

2.	Purchase securities on margin (but any Fund may obtain such short-term credits as may be necessary for the clearance of transactions), provided that the deposit or payment by a Fund of initial or maintenance margin in connection with futures or options is not considered the purchase of a security on margin.

3.	Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short (short sale against-the-box), and unless not more than 25% of the Fund’s net assets (taken at current value) is held as collateral for such sales at any one time.

4.	Issue senior securities, borrow money or pledge its assets except that any Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 10% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) and pledge its assets to secure such borrowings; none of the Funds will purchase any additional portfolio securities while such borrowings are outstanding.

5.	Purchase any security (other than U.S. government securities) if as a result, with respect to 75% of the Fund’s total assets, the Fund would then hold more than 10% of the outstanding voting securities of an issuer. This restriction does not apply to the All Cap Value Fund.

6.	Purchase or sell commodities or commodity contracts or real estate or interests in real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate. (For the purposes of this restriction, forward foreign currency exchange contracts are not deemed to be commodities or commodity contracts.)

7.	Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

8.	Make investments for the purpose of exercising control or management.

9.	Make loans, except through repurchase agreements.
     In addition, the All Cap Value Fund may not:
1.	Purchase any security (other than U.S. government securities) if as a result, 25% or more of the Fund’s total assets (determined at the time of investment) would be invested in one or more issuers having their principal business activities in a single industry, except for temporary defensive purposes.

2.	Purchase any security (other than U.S. government securities) if as a result, the Fund would then hold more than 10% of the outstanding voting securities of an issuer.
Any percentage limitation on a Fund’s investments is determined when the investment is made, unless otherwise noted.
     The Large Cap Value Fund, the Mid-Cap Value Fund and the Small Cap Value Fund will provide 60 days’ prior written notice to shareholders of a change in that Fund’s non-fundamental policy of investing at least 80% of its net assets plus borrowings for investment purposes in the type of investments suggested by the Fund’s name.
Repurchase Agreements
     The Small Cap Value Fund may purchase debt securities maturing more than one year from the date of purchase only if they are purchased subject to repurchase agreements. The Core Value Fund, the Large Cap Value Fund, the Mid-Cap Value Fund and the All Cap Value Fund have no such restriction on maturities of portfolio securities. A repurchase agreement is an agreement where the seller agrees to repurchase a security from a Fund at a mutually agreed-upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is more than the purchase price, reflecting an agreed-upon rate of return effective for the period of time a Fund’s money is invested in the repurchase agreement. A Fund’s repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. The instruments held as collateral are valued daily, and if the value of those instruments declines, a Fund will require additional collateral. In the event of a default, insolvency or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. In such circumstances, the Fund could experience a delay or be prevented from disposing of the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the repurchase price, the Fund will suffer a loss.
Bonds
     The term “bond” or “bonds” as used in the Prospectuses and this SAI is intended to include all manner of fixed-income securities, debt securities and other debt obligations unless specifically defined or the context requires otherwise.
U.S. Government Securities
     U.S. government agencies or instrumentalities which issue or guarantee securities include the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Tennessee Valley Authority, Inter-American Development Bank, Asian Development Bank, Student Loan Marketing Association and the International Bank for Reconstruction and Development.
     Except for U.S. Treasury securities, obligations of U.S. government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. government to purchase the agencies’ obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Each Fund will invest in securities of such instrumentality only when the Advisor is satisfied that the credit risk with respect to any instrumentality is acceptable.
     The Funds may invest in component parts of U.S. Treasury notes or bonds, namely, either the corpus (principal) of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations. These obligations may take the form of (1) Treasury obligations from which the interest coupons have been stripped; (2) the interest coupons that are stripped; (3) book-entries at a Federal Reserve member bank representing ownership of Treasury obligation components; or (4) receipts evidencing the component parts (corpus or coupons) of Treasury obligations that have not actually been stripped. Such receipts evidence ownership of component parts of Treasury obligations (corpus or coupons) purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book-entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party. These custodial receipts are known by various names, including “Treasury Receipts,” “Treasury Investment Growth Receipts” (“TIGRs”) and “Certificates of Accrual on Treasury Securities” (“CATS”), and are not issued by the U.S. Treasury; therefore they are not U.S. government securities, although the underlying bonds represented by these receipts are debt obligations of the U.S. Treasury.
Corporate Loans
     The Funds can invest in corporate loans. Commercial banks and other financial institutions make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less responsive to shifts in market interest rates. Because the trading market for corporate loans is less developed than the secondary market for bonds and notes, a Fund may experience difficulties from time to time in selling its corporate loans. Borrowers frequently provide collateral to secure repayment of these obligations. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a “syndicate.” The syndicate’s agent arranges the corporate loans, holds collateral and accepts payments of principal and interest. If the agent developed financial problems, a Fund may not recover its investment, or there might be a delay in the Fund’s recovery. By investing in a corporate loan, the Fund becomes a member of the syndicate.
Corporate Debt Securities
     A Fund’s investments in corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are in the Advisor’s opinion comparable in quality to corporate debt securities in which the Fund may invest. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.
Convertible Securities
     The Funds may invest in convertible securities of domestic or foreign issuers rated investment grade (any of the four highest grades) by a major rating agency or, if unrated, of comparable quality in the Advisor’s opinion. The Mid-Cap Value Fund and the Small Cap Value Fund also may invest up to 5% of their respective total assets in convertible securities rated below investment grade, but not below B, or, if unrated, of comparable quality in the Advisor’s opinion. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of common stock or other equity securities of the same or a different issuer. Convertible securities rank senior to common stock in a corporation’s capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security’s underlying common stock.
     In general, the market value of a convertible security is at least the higher of its “investment value” (that is, its value as a fixed-income security) or its “conversion value” (that is, its value upon conversion into its underlying stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security’s underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.
Derivative Instruments
     To the extent consistent with their investment objectives and policies and the investment restrictions listed in this SAI, the Funds may purchase and write call and put options on securities, securities indexes and on foreign currencies and enter into futures contracts and use options on futures contracts. The Funds also may enter into swap agreements with respect to foreign currencies, interest rates and securities indexes. The Funds may use these techniques to hedge against changes in interest rates, foreign currency exchange rates, or securities prices or as part of their overall investment strategies. Each Fund will mark as segregated cash or other liquid, unencumbered assets, marked-to-market daily (or, as permitted by applicable regulation, enter into certain offsetting positions), to cover its obligations under forward contracts, futures contracts, swap agreements and options to avoid leveraging of the Fund.
     Options on Securities and on Securities Indexes. A Fund may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. A Fund may purchase call options on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. A Fund may write a call or put option only if the option is “covered” by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series.
     The purchase and writing of options involve certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.
     There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.
     There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.
     If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding.
     Futures Contracts and Options on Futures Contracts. A Fund may use interest rate, foreign currency or index futures contracts, as specified for that Fund in the prospectuses and if permitted by its investment restrictions. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made.
     A Fund may purchase and write call and put options on futures. Options on futures possess many of the same characteristics as options on securities and indexes (discussed above). An option on a futures contract gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.
     Each Fund will use futures contracts and options on futures contracts in accordance with the rules of the Commodity Futures Trading Commission (“CFTC”). For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund’s securities or the price of the securities which the Fund intends to purchase. A Fund’s hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Fund’s exposure to interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and options on futures contracts.
     A Fund will only enter into futures contracts and options on futures contracts which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.
     When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. government securities (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark to market its open futures positions.
     A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.
     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.
     Limitations on Use of Futures and Options Thereon. When purchasing a futures contract, a Fund will mark as segregated (and mark-to-market on a daily basis) cash or other liquid, unencumbered assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.
     When selling a futures contract, a Fund will mark as segregated (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust’s custodian).
     When selling a call option on a futures contract, a Fund will mark as segregated (and mark-to-market on a daily basis) cash or other liquid, unencumbered assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.
     When selling a put option on a futures contract, a Fund will mark as segregated (and mark-to-market on a daily basis) cash or other liquid, unencumbered assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.
     Risk Factors in Futures Transactions and Options. Investment in futures contracts involves the risk of imperfect correlation between movements in the price of the futures contract and the price of the security being hedged. The hedge will not be fully effective when there is imperfect correlation between the movements in the prices of two financial instruments. For example, if the price of the futures contract moves more than the price of the hedged security, a Fund will experience either a loss or gain on the futures contract which is not completely offset by movements in the price of the hedged securities. To compensate for imperfect correlations, the Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, the Fund may purchase or sell fewer futures contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts.
     The particular securities comprising the index underlying the index financial futures contract may vary from the securities held by a Fund. As a result, the Fund’s ability to hedge effectively all or a portion of the value of its securities through the use of such financial futures contracts will depend in part on the degree to which price movements in the index underlying the financial futures contract correlate with the price movements of the securities held by the Fund. The correlation may be affected by disparities in the Fund’s investments as compared to those comprising the index and general economic or political factors. In addition, the correlation between movements in the value of the index may be subject to change over time as additions to and deletions from the index alter its structure. The trading of futures contracts also is subject to certain market risks, such as inadequate trading activity, which could at times make it difficult or impossible to liquidate existing positions.
     Each Fund expects to liquidate a majority of the futures contracts it enters into through offsetting transactions on the applicable contract market. There can be no assurance, however, that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close out a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. In such situations, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. The inability to close out futures positions also could have an adverse impact on the Fund’s ability to hedge effectively its investments. The liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past moved beyond the daily limit on a number of consecutive trading days. A Fund will enter into a futures position only if, in the judgment of the Advisor, there appears to be an actively traded secondary market for such futures contracts.

     The successful use of transactions in futures and related options also depends on the ability of the Advisor to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates remain stable during the period in which a futures contract or option is held by a Fund or such rates move in a direction opposite to that anticipated, the Fund may realize a loss on a hedging transaction which is not fully or partially offset by an increase in the value of portfolio securities. As a result, the Fund’s total return for such period may be less than if it had not engaged in the hedging transaction.
     Because of low initial margin deposits made upon the opening of a futures position, futures transactions involve substantial leverage. As a result, relatively small movements in the price of the futures contracts can result in substantial unrealized gains or losses. There is also the risk of loss by a Fund of margin deposits in the event of the bankruptcy of a broker with whom the Fund has an open position in a financial futures contract.
     The amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option on a futures contract also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.
Foreign Securities
     The Funds may invest in American Depositary Receipts (“ADRs”), other securities convertible into securities of issuers based in foreign countries or other foreign securities. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts, usually issued by a U.S. bank or trust company, evidencing ownership of the underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and are designed for use in the U.S. securities markets.
Foreign Currency Options and Related Risks
     The Funds may take positions in options on foreign currencies to hedge against the risk of foreign exchange rate fluctuations on foreign securities the Funds hold in their portfolios or intend to purchase. For example, if a Fund were to enter into a contract to purchase securities denominated in a foreign currency, it could effectively fix the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if a Fund held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, it could hedge against such a decline by purchasing a put option on the currency involved. The markets in foreign currency options are relatively new, and a Fund’s ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.
     The quantities of currencies underlying option contracts represent odd lots in a market dominated by transactions between banks, and as a result extra transaction costs may be incurred upon exercise of an option.
     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations be firm or revised on a timely basis. Quotation information is generally representative of very large transactions in the interbank market and may not reflect smaller transactions where rates may be less favorable. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.
     Risks of Options Trading. The Funds may effectively terminate their rights or obligations under options by entering into closing transactions. Closing transactions permit a Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. The value of a foreign currency option depends on the value of the underlying currency relative to the U.S. dollar. Other factors affecting the value of an option are the time remaining until expiration, the relationship of the exercise price to market price, the historical price volatility of the underlying currency and general market conditions. As a result, changes in the value of an option position may have no relationship to the investment merit of a foreign security. Whether a profit or loss is realized on a closing transaction depends on the price movement of the underlying currency and the market value of the option.
     Options normally have expiration dates of up to nine months. The exercise price may be below, equal to or above the current market value of the underlying currency. Options that expire unexercised have no value, and a

Fund will realize a loss of any premium paid and any transaction costs. Closing transactions may be effected only by negotiating directly with the other party to the option contract, unless a secondary market for the options develops. Although the Funds intend to enter into foreign currency options only with dealers which agree to enter into, and which are expected to be capable of entering into, closing transactions with the Funds, there can be no assurance that a Fund will be able to liquidate an option at a favorable price at any time prior to expiration. In the event of insolvency of the counter-party, a Fund may be unable to liquidate a foreign currency option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that a Fund would have to exercise those options that it had purchased in order to realize any profit.
Forward Foreign Currency Exchange Contracts
     The Funds may use forward contracts to protect against uncertainty in the level of future exchange rates. The Funds will not speculate with forward contracts or foreign currency exchange rates.
     A Fund may enter into forward contracts with respect to specific transactions. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Fund may desire to “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. A Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.
     A Fund also may use forward contracts in connection with portfolio positions to lock in the U.S. dollar value of those positions, to increase the Fund’s exposure to foreign currencies that the Advisor believes may rise in value relative to the U.S. dollar or to shift the Fund’s exposure to foreign currency fluctuations from one country to another. For example, when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of the Fund’s portfolio securities denominated in such foreign currency. This investment practice generally is referred to as “cross-hedging” when another foreign currency is used.
     The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (that is, cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs. A Fund may enter into forward contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund’s portfolio securities or other assets denominated in that currency, or (2) the Fund maintains in a segregated account cash, U.S. government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, in an amount not less than the value of the Fund’s total assets committed to the consummation of the contracts. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Advisor believes it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.
     At or before the maturity date of a forward contract that requires a Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.
     The cost to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.
     Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. The Funds may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.
Foreign Investment Risks
     Foreign Market Risk. Each Fund may invest a portion of its assets in foreign securities. Foreign security investment involves special risks not present in U.S. investments that can increase the chances that a Fund will lose money.
     Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources, and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair a Fund’s ability to purchase or sell foreign securities or otherwise adversely affect a Fund’s operations. Other foreign market risks include difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.
     Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. government does. Some countries may not have laws to protect investors the way that the United States securities laws do. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much disclosure or detail as U.S. accounting standards, it may be harder for a Fund’s portfolio managers to completely and accurately determine a company’s financial condition.
     Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.
Swap Agreements
     The Funds may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to a Fund than if the Fund had invested directly in an instrument that yielded the desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. A Fund’s obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counter-party will be covered by marking as segregated cash, U.S. government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, to avoid any potential leveraging of a Fund’s portfolio. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund’s assets.
     Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Advisor’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, each Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter-party. Restrictions imposed by the Internal Revenue Code may limit a Fund’s ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
Illiquid or Restricted Securities
     Each Fund may invest up to 15% of its net assets in securities that lack an established secondary trading market or otherwise are considered illiquid. Liquidity of a security relates to the ability to dispose easily of the security and the price to be obtained upon disposition of the security, which may be less than would be obtained for a comparable more liquid security. Illiquid securities may trade at a discount from comparable, more liquid investments. Investment of a Fund’s assets in illiquid securities may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Fund’s operations require cash, such as when the Fund redeems shares or pays dividends, and could result in the Fund borrowing to meet short term cash requirements or incurring capital losses on the sale of illiquid investments.
     A Fund may invest in securities that are not registered (“restricted securities”) under the Securities Act of 1933, as amended (the “Securities Act”). Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by the Fund or less than their fair market value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Certain of the Fund’s investments in private placements may consist of direct investments and may include investments in smaller, less seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in such securities, a Fund may obtain access to material nonpublic information, which may restrict the Fund’s ability to conduct portfolio transactions in such securities.
144A Securities
     A Fund may purchase restricted securities that can be offered and sold to “qualified institutional buyers” under Rule 144A under the Securities Act. The Trustees have determined to treat as liquid Rule 144A securities that are either freely tradable in their primary markets offshore or have been determined to be liquid in accordance with the policies and procedures adopted by the Fund’s Trustees. The Trustees have adopted guidelines and delegated to the Advisor the daily function of determining and monitoring liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will continue to develop, the Trustees will carefully monitor a Fund’s investments in these securities. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.
Borrowing
     The Funds may borrow for temporary or emergency purposes in amounts not exceeding 10% of each Fund’s total assets. The 1940 Act requires a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. Borrowing subjects a Fund to interest costs which may or may not be recovered by appreciation of the securities purchased, and can exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. This is the speculative factor known as leverage.
When-Issued Securities
     The Funds may purchase securities on a when-issued or delayed-delivery basis, generally in connection with an underwriting or other offering. When-issued and delayed-delivery transactions occur when securities are bought with payment for and delivery of the securities scheduled to take place at a future time, beyond normal settlement dates, generally from 15 to 45 days after the transaction. The price that the Fund is obligated to pay on the settlement date may be different from the market value on that date. While securities may be sold prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them, unless a sale would be desirable for investment reasons. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security each day in determining the Fund’s net asset value. The Fund will also mark as segregated with its custodian cash, U.S. government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, equal in value to its obligations for when-issued securities.
Real Estate Investment Trusts
     Each Fund may invest in securities of companies in the real estate industry generally or in real estate investment trusts (REITs). Unlike corporations, REITs do not have to pay income taxes if they meet certain Internal Revenue Code requirements. REITs offer investors greater liquidity and diversification than direct ownership of properties, as well as greater income potential than an investment in common stocks.
     Companies in the real estate industry and real estate related investments may include, for example, REITs that either own properties or make construction or mortgage loans, real estate developers, companies with substantial real estate holdings, and other companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry. The real estate industry is particularly sensitive to economic downturns. The value of securities of issuers in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, and tax and regulatory requirements. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT.
Shares of Other Investment Companies
     The Funds can invest in securities of other investment companies except to the extent prohibited by law. Like all equity investments, these investments may go up or down in value. They also may not perform in correlation with a Fund’s principal strategies. The Funds will pay additional fees through their investments in other investment companies.
Limited Partnerships
     The Funds can invest in limited partnership interests.

Short Sales Against-the-Box
     Each Fund can borrow and sell “short” securities when a Fund also owns an equal amount of those securities (or their equivalent). No more than 25% of a Fund’s total assets can be held as collateral for short sales at any one time.
MANAGEMENT
     The Trustees of the Trust consist of six individuals, five of whom are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”). The Trustees oversee the actions of the Funds’ Advisor and other service providers and decide upon matters of general policy. The Trustees also review the actions of the Trust’s officers, who conduct and supervise the daily business operations of the Funds.
     Each Independent Trustee is a member of the Trust’s Audit Committee (the “Audit Committee”). The principal responsibilities of the Audit Committee are to: (i) approve, and recommend to the Board, the appointment, retention or termination of the Funds’ independent registered public accounting firm; (ii) review with the independent registered public accounting firm the scope, performance and anticipated cost of their audits; (iii) discuss with the independent registered public accounting firm certain matters relating to the Funds’ financial statements, including any adjustment to such financial statements recommended by the independent registered public accounting firm, or any other results of any audit; (iv) request and review the independent registered public accounting firm’s annual representations with respect to their independence, and discuss with the independent registered public accounting firm any relationships or services disclosed in the statement that may impact the independence of the Funds’ independent registered public accounting firm; and (v) consider the comments of the independent registered public accounting firm and management’s responses thereto with respect to the quality and adequacy of the Funds’ accounting and financial reporting policies and practices and internal controls. The Board of Trustees of the Trust has adopted a written charter for the Audit Committee. The Audit Committee held five meetings during the Trust’s last fiscal year.
     Each Independent Trustee also is a member of the Trust’s Nominating and Governance Committee. This Committee reviews and nominates candidates to serve as Trustees. The Nominating and Governance Committee will consider shareholder proposals for candidates to serve as Trustees. Any such proposals should be sent to the Trust in care of the Nominating and Governance Committee chairperson. The final recommendation of a prospective Independent Trustee rests solely with the Nominating and Governance Committee. This Committee held six meetings during the Trust’s last fiscal year. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties.
     Two of the Trustees are also members of the Trust’s Valuation Committee (the “Valuation Committee”). The other Trustees are alternate members and will participate in the Valuation Committee meeting if either or both Valuation Committee members are unable. The Valuation Committee meets whenever a proposed fair valuation of a security would impact a Fund by more than a penny per share. The Valuation Committee held two meetings during the Trust’s last fiscal year.

     Biographical Information. Certain biographical and other information relating to the Independent Trustees of the Trust is set forth below, including their year of birth, their principal occupations for at least the last five years, the length of time served, the total number of portfolios overseen for funds advised by the Advisor and public directorships held.

Number of
Portfolios in
		Term of		Fund
	Position	Office* and		Complex
Name and Year of	Held with	Length of	Principal Occupation(s) During Past	Overseen by	Public
Birth	the Trust	Time Served	Five Years	Trustee	Directorships
Randall H. Breitenbach (born 1960)	Trustee	Trustee since 2001	Co-Founder, Director and CEO, BreitBurn Energy Company LP (1988 — present); Chairman, Finance Committee, Stanford University PIC Endowment (1999 — present)	1 registered investment company consisting of 5 portfolios	None

Robert L. Burch III (born 1934)	Trustee	Trustee since 2001	Managing Partner, A.W. Jones Co. (investments) (since 1984); Chairman, Jonathan Mfg. Corp. (slide manufacturing) (since 1977).	1 registered investment company consisting of 5 portfolios	None

Marcy Elkind Ph.D. (born 1947)	Trustee	Trustee since 2005	President, Elkind Economics, Inc. (1980—present)	1 registered investment company consisting of 5 portfolios	None

Robert Fitzgerald (born 1952)	Trustee	Trustee since 2005	Formerly Executive Vice President and Chief Financial Officer of PIMCO Advisors L.P. (1995 — 2001)	1 registered investment company consisting of 5 portfolios	None

John Gavin (born 1931)	Trustee	Trustee since 2001	Partner and Managing Director, Hicks, Muse, Tate & Furst (Latin America) (private equity investment firm) (1994 — 2001); Senior Counselor (2001 — present) and Chairman, Gamma Holdings, (international capital and consulting) (since 1968); U.S. Ambassador to Mexico (1981 — 1986).	1 registered investment company consisting of 5 portfolios	Causeway Capital Management Trust; Claxson S.A.; TCW Galileo Funds

*	Each Trustee serves until his or her successor is elected and qualified, until he or she retires in accordance with the Trust’s retirement policy, or until his or her death or resignation or removal as provided in the Trust’s Agreement and Declaration of Trust.
     Certain biographical and other information relating to the Trustee who is an “interested person” of the Trust as defined in the 1940 Act (the “interested Trustee”) and to the officers of the Trust is set forth below, including, as relevant, their year of birth, their principal occupations for at least the last five years, the length of time served, the total number of portfolios overseen and public directorships held.

Number of
Portfolios in
		Term of		Fund
	Position	Office* and		Complex
Name and Year of	Held with	Length of	Principal Occupation(s) During Past	Overseen by	Public
Birth	the Trust	Time Served	Five Years	Trustee	Directorships
Nancy D. Celick* (born 1951)	President, Secretary and Trustee	President** and Trustee*** since 2001 Secretary** since 2005	Chief Operating Officer of the Advisor (since 2001); First Vice President of Merrill Lynch Investment Advisors, L.P. (“MLIM”) (2000 — 2001); Director of MLIM (1993 — 1999).	1 registered investment company consisting of 5 portfolios	None

Anna Marie Lopez (born 1967)	Vice President, Treasurer and Chief Compliance Officer	Treasurer since 2001** Vice President since 2004** CCO since 2004**	Chief Compliance Officer of the Advisor (since 2001); Compliance Officer of MLIM (1997 — 2001).	Not applicable	Not applicable

*	Ms. Celick is an “interested person,” as defined in the 1940 Act, of the Trust based on her position as Chief Operating Officer of the Advisor.

**	Appointed by and serves at the pleasure of the Board of Trustees of the Trust.

***	As Trustee, Ms. Celick serves until her successor is elected and qualified, until she retires in accordance with the Trust’s retirement policy, or until her death or resignation or removal as provided in the Trust’s Agreement and Declaration of Trust.
     The address for all Trustees and officers of the Trust is c/o Hotchkis and Wiley Capital Management, LLC, 725 South Figueroa Street, 39th Floor, Los Angeles, CA 90017, attention: Trust Secretary.

Share Ownership. Information relating to each Trustee’s share ownership in the Trust as of December 31, 2004 is set forth in the chart below.

Aggregate Dollar Range of Equity
Name	Securities in the Trust
Interested Trustee

Nancy D. Celick	Core Value Fund — over $100,000 Large Cap Value Fund — over $100,000 Mid-Cap Value Fund — $50,001 — $100,000 Small Cap Value Fund — over $100,000 All Cap Value Fund — over $100,000

Independent Trustees:

Randall Breitenbach	Core Value Fund — none Large Cap Value Fund — none Mid-Cap Value Fund — none Small Cap Value Fund — none All Cap Value Fund — over $100,000

Robert L. Burch III	Core Value Fund — over $100,000 Large Cap Value Fund — over $100,000 Mid-Cap Value Fund — over $100,000 Small Cap Value Fund — none All Cap Value Fund — over $100,000

Marcy Elkind	Core Value Fund — none Large Cap Value Fund — none Mid-Cap Value Fund — $10,001 — $50,000 Small Cap Value Fund — none All Cap Value Fund — none

Robert Fitzgerald	Core Value Fund — none Large Cap Value Fund — none Mid-Cap Value Fund — none Small Cap Value Fund — none All Cap Value Fund — none

John A. Gavin	Core Value Fund — over $100,000 Large Cap Value Fund — none Mid-Cap Value Fund — none Small Cap Value Fund — over $100,000 All Cap Value Fund — over $100,000
Compensation of Trustees
     The Trust does not pay salaries to any of its officers or fees to any of its Trustees affiliated with the Advisor. The Trust pays to each Independent Trustee, for service to the Trust, a fee of $9,000 per meeting, which includes a $6,000 retainer and $3,000 per regularly scheduled quarterly Board meeting attended. The Audit Committee Chair also receives an additional $1,000 per meeting. These fees became effective February 2, 2005. The Trust reimburses each Independent Trustee for his or her out-of-pocket expenses relating to attendance at Board and Committee meetings.
     The following table sets forth the compensation earned by the Independent Trustees for the most recent fiscal year. Ms. Elkind and Mr. Fitzgerald became Trustees on January 3, 2005.

					Aggregate
	Position		Pension or Retirement	Estimated	Compensation from
	Held		Benefits	Annual	Trust and Other
	with the	Compensation from	Accrued as Part of Trust	Benefits upon	Advisor Advised
Name	Trust	the Trust	Expense	Retirement	Funds
Randall Breitenbach	Trustee	$32,500	None	None	$32,500

Robert L. Burch III	Trustee	$28,000	None	None	$28,000

Marcy Elkind	Trustee	$18,000	None	None	$18,000

Robert Fitzgerald	Trustee	$18,000	None	None	$18,000

John A.G. Gavin	Trustee	$30,000	None	None	$30,000
Investment Advisory Agreements
     Hotchkis and Wiley Capital Management, LLC provides the Funds with management and investment advisory services and is located at 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017-5439. The Advisor is a limited liability company the primary members of which are HWCap Holdings, a limited liability company whose members are employees of the Advisor, and Stephens-H&W, a limited liability company whose primary member is Stephens Group, Inc., which is a diversified holding company. The Advisor supervises and arranges the purchase and sale of securities held in the Funds’ portfolios and manages the Funds. The Advisor also manages other investment company portfolios and separate investment advisory accounts.
     The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund’s daily net assets. The Advisor also agreed to annual caps on expenses for the fiscal years ended June 30, 2005, 2004 and 2003, or such times as the applicable Fund or class commenced operations. The Large Cap Value Fund Class R and the Mid-Cap Value Fund Class R commenced operations on August 28, 2003, and the All Cap Value Fund commenced operations on December 31, 2002. The Core Value Fund commenced operations on August 30, 2004. The Advisor has contractually agreed to pay all operating expenses in excess of the annual rates presented below as applied to such Fund’s daily net assets through October 31, 2006.

	Core	Large Cap	Mid-Cap	Small Cap	All Cap
	Value Fund	Value Fund	Value Fund	Value Fund	Value Fund
Annual Advisory Fee Rate	0.75%	0.75%	0.75%	0.75%	0.75%
Annual cap on expenses — Class I	0.95%	1.05%	1.15%	1.25%	1.25%
Annual cap on expenses — Class A	1.20%	1.30%	1.40%	1.50%	1.50%
Annual cap on expenses — Class C	1.95%	2.05%	2.15%	2.25%	2.25%
Annual cap on expenses — Class R	N/A	1.55%	1.65%	N/A	N/A

N/A:	Not applicable.
     For the periods indicated below, the Advisor earned fees and waived expenses as follows:

	Core			Small Cap	All Cap
	Value	Large Cap	Mid-Cap	Value	Value
	Fund*	Value Fund	Value Fund	Fund	Fund**
Investment advisory fees earned for the fiscal year 2005	$246,950	$14,673,264	$20,915,296	$5,034,683	$938,380
Expenses waived for the fiscal year 2005	$111,969	$0	$0	$0	$0
Investment advisory fees earned for the fiscal year 2004	N/A	$1,965,806	$6,813,743	$3,563,811	$311,361
Expenses waived for the fiscal year 2004	N/A	$77,645	$0	$0	$40,056
Investment advisory fees earned for the fiscal year 2003	N/A	$397,860	$1,064,516	$1,132,911	$4,906
Expenses waived for the fiscal year 2003	N/A	$153,790	$104,786	$42,281	$31,414

*	The Core Value Fund commenced operations on August 30, 2004.

**	The All Cap Value Fund commenced operations on December 31, 2002.
     Each of the Investment Advisory Agreements provides that the Advisor shall not be liable to the Trust for any error of judgment by the Advisor or for any loss sustained by any of the Funds except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

     Duration and Termination: Unless earlier terminated as described below, each Investment Advisory Agreement will continue in effect for two years from the effective date and will remain in effect from year to year thereafter if approved annually (a) by the Board of Trustees of the Trust or by a majority of the outstanding shares of the applicable Fund and (b) by a majority of the Trustees of the Trust who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any such party. The Investment Advisory Agreement is not assignable and will automatically terminate in the event of its assignment. In addition, such contract may be terminated by the vote of a majority of the outstanding voting securities of the applicable Fund or by the Advisor without penalty on 60 days’ written notice to the other party.
     Background and Approval Process: The Advisor serves as investment adviser to each Fund pursuant to separate investment advisory agreements (the “Advisory Agreements”) with the Trust that were initially approved by the Board of Trustees at the inception of each Fund. The Advisory Agreements are for two-year terms and continue thereafter if approved annually by the Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (as defined in the 1940 Act) (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on the Advisory Agreements. The Advisory Agreements for the Large Cap Value, Mid-Cap Value, Small Cap Value and All Cap Value Funds were most recently considered by the Board at a meeting held on July 28, 2005. The Advisory Agreement for the Core Value Fund was approved in July 2004 for an initial two-year term, so its continuation was not specifically considered at the July 2005 meeting.
     As part of the annual contract review process, the Independent Trustees, through their independent legal counsel, requested and received extensive materials, including information relating to (i) the nature, extent and quality of services provided by the Advisor, including compliance with legal requirements, (ii) short-term and long-term performance of each class of each Fund relative to both appropriate peer groups selected by an independent third party, their Lipper fund category and market indices, (iii) the costs of the services provided and the Advisor’s profitability with respect to the management of each Fund, (iv) the extent to which the Advisor has in the past or is likely in the future to experience economies of scale in connection with the investment advisory services it provides to each Fund, (v) the expense ratios of each class of each Fund as compared with the expense ratios of their peer group and their Lipper fund category and (vi) any benefits to the Advisor and its affiliates from its relationship with the Funds. The Independent Trustees noted that the information provided by the Advisor was responsive to their request. The information provided in response to this specific request supplemented that received by the Board throughout the year regarding such things as Fund performance, expense ratios, portfolio composition and regulatory compliance, and meetings with the Funds’ portfolio managers. The Independent Trustees also reviewed and discussed with independent legal counsel prior to the meeting a legal memorandum discussing, among other things, the duties of directors/trustees under the 1940 Act and relevant state law in reviewing and approving investment advisory contracts.
     At the Board meeting, representatives of the Advisor made a presentation to the Trustees and responded to their questions. After the presentation and after reviewing the written materials provided by the Advisor and an independent third party, the Independent Trustees met privately with their independent counsel to review their duties and consider the renewal of the Advisory Agreements. The Independent Trustees considered the factors set out in judicial decisions and required by the Securities and Exchange Commission with respect to renewal of investment advisory agreements. The Trustees considered all factors they believed relevant with respect to each Fund, as summarized in more detail below, and concluded that the terms of each Advisory Agreement are fair and reasonable and the continuance of each Agreement is in the best interests of each Fund.
     Nature, Extent and Quality of Services: As part of the Board’s decision-making process, the Trustees noted that the Advisor and its predecessors have managed the Funds and their predecessors since their inception, and the Trustees believe that a long-term relationship with a capable, conscientious investment adviser is in the best interests of the Funds. The Board also considered that shareholders invest in a Fund knowing that the Advisor managed the portfolio and knowing the advisory fee charged to the Fund. In this connection, the Trustees considered, in particular, whether each Fund was managed in accordance with its investment objective and policies as disclosed to shareholders. The Trustees concluded that each Fund was managed consistent with its investment objective and policies.
     The Trustees reviewed information regarding the types of services provided by the Advisor to the Funds, including an organizational chart and background information on personnel performing services to the Funds. The Trustees also reviewed each Fund’s performance and information regarding the investment program, which is driven by team-oriented, in depth, fundamental research. The Trustees considered the depth and quality of the Advisor’s investment process and stock-picking expertise, the low turnover rates of the Advisor’s key personnel, the overall stability of the Advisor’s organization, and the experience, capability and integrity of its senior management. The Trustees reviewed the Advisor’s compliance program and commitment to a rigorous compliance program and the resultant compliance by the Funds with legal requirements. The Trustees also considered the Advisor’s ongoing improvements to its business, including the hiring of additional personnel and continuing investments in technology, including the purchase of a client service infrastructure system and an upgrade of the call center system.
     The Trustees also considered the non advisory services provided to the Funds, such as the officers and other personnel provided that are necessary for Fund operations. The Trustees noted that the services of the Trust’s Chief Compliance Officer were provided to the Funds at no additional cost and that the Advisor had increased its compliance staff in response to a more challenging regulatory environment. The Trustees noted that the Advisor organized Board meetings and the preparation of Board meeting materials and provided many additional services to the Funds, including managing the relationships with the other service providers, and that the Advisor had recently negotiated relationships with a new administrator that resulted in cost savings to the Funds.
     Based on their review, the Trustees concluded that the nature, extent and quality of services provided (and expected to be provided) to each Fund under the Advisory Agreement were of a high level and were very satisfactory.
     Investment Performance of the Funds and the Advisor: The Trustees receive data on the short-term and long-term performance of the Funds in connection with each quarterly Board meeting. For the July 28, 2005 contract review meeting, the Trustees also received — in mid June — and reviewed a report prepared by the Trust’s administrator based on information compiled from an independent provider of data to mutual fund boards (the “Report”) that compared the performance of each class of each Fund to that of a small group of comparable funds that are similar in terms of investment classification, asset size, load type and primary distribution channel (“Peer Funds”), and to the most comparable Lipper index, for several time periods. This data was as of December 31, 2004, but it was updated with performance information through June 2005 that was provided prior to the July Board meeting.
     The Board considered that: (i) each class of the Large Cap Value Fund for each period covered in the Report had the highest annual returns of its Peer Group and also significantly out performed the Lipper Equity Income Fund index, (ii) each class of the Mid-Cap Value Fund had the highest or near-highest annual returns of its Peer Group and also significantly out performed the Lipper Mid-Cap Value Fund index for each period covered in the Report, (iii) each class of the Small Cap Value Fund had the highest or near-highest annual returns of its Peer Group and also significantly out performed the Lipper Small Cap Value Fund index for each period covered in the Report, and (iv) each class of the All Cap Value Fund with two years of performance had the highest annualized returns of its Peer Group, all classes of the Fund out performed the Peer Group median for the one year period, and each class also out performed the Lipper Multi-Cap Value Fund index for each period covered in the Report. The Trustees also considered each Fund’s short-term and long-term performance versus appropriate benchmark indices.
     Considering all of the information provided, the Trustees concluded that the performance of the Funds was excellent.
     Fees, Expenses and Profitability: The Trustees reviewed information provided by the Advisor and by the Trust’s administrator compiled from information obtained from an independent third-party provider of data to mutual fund boards (contained in the Report) regarding the Funds’ advisory fees and expense ratios, including information regarding any expense caps for the Funds. The Trustees reviewed the Report showing how the Funds’ advisory fees and expense ratios compared to those of their Peer Group as well as a competitive universe of funds. The Trustees also reviewed information provided by the Advisor on advisory fees charged by the Advisor for subadvisory services it provides to other mutual funds and advisory fees it charges to its separate account clients with investment objectives and policies similar to those of the Funds. The Trustees considered a list of the many additional functions performed for the Funds that the Advisor does not perform for its separate account and subadvisory clients. The Trustees noted that the Advisor’s fee schedules for its institutional clients had recently been increased, and that, were the schedules to be compared to the Funds’, based on their asset sizes at March 31, 2005, the Small Cap Value Fund and the All Cap Value Fund would be paying less than the small cap value and all cap value separate accounts. The Trustees also considered the Advisor’s statement that, in addition to providing more services and having higher costs for the Funds, the Advisor takes on more legal and regulatory risk with the Funds than with separate accounts.

     With respect to the advisory fee and expense ratios (by class) for the Large Cap Value Fund, the Trustees noted that the Report showed them to be generally among the higher fees within its Peer Group and among equity income funds within the Lipper universe, but the Trustees noted that the Fund had excellent one year and long-term performance and concluded that the advisory fee and expense ratios were fair and reasonable. With respect to the advisory fee and expense ratios (by class) for the Mid-Cap Value Fund, the Trustees noted that the Report showed them generally to be in the mid range among both the Fund’s Peer Group and among mid cap value funds within the Lipper universe, and the Trustees also noted that the Mid Cap Value Fund had excellent one year and long-term performance, and concluded that the advisory fee and expense ratios were fair and reasonable. With respect to the advisory fee and expense ratios (by class) for the Small Cap Value Fund, the Trustees noted that the Report showed them generally to be in the mid range among both the Fund’s Peer Group and among small cap value funds within the Lipper universe, and the Trustees also noted that the Fund had excellent one year and long-term performance, and concluded that the advisory fee and expense ratios were fair and reasonable. With respect to the advisory fee and expense ratios (by class) for the All Cap Value Fund, the Trustees noted that the Report showed them generally to be in the lower range of the Fund’s Peer Group and in the mid to upper range among the multi cap value funds within the Lipper universe, and the Trustees also noted that the Fund had very good one year returns and excellent two year annualized returns, and concluded that the advisory fee and expense ratios were fair and reasonable.
     The Trustees reviewed information concerning profitability to the Advisor under the Advisory Agreements, including information regarding the methodology for allocating expenses. The Trustees reviewed data regarding the Advisor’s variable expenses, fixed expenses, anticipated material variances expected in 2005 and impact of the expense caps (i.e., Fund costs absorbed by the Advisor that are above the expense caps agreed to by the Advisor). The Trustees concluded that the Advisor’s allocation methods appeared reasonable, but noted the inherent limitations in allocating costs among various advisory products. The Trustees also recognized that individual fund or product line profitability of other advisers is generally not publicly available, and that profitability may be affected by numerous factors, so that the comparability of profitability among advisory firms is limited. The Trustees noted that the All Cap Value Fund was being operated by the Advisor at a loss. The Trustees concluded that the level of profitability to the Advisor under the other Advisory Agreements was fair and reasonable.
     Economies of Scale and Whether Fee Levels Reflect these Economies of Scale: The Trustees considered a letter from the principals of the Advisor that discussed economies of scale realized by the Funds. They noted that the Advisor did not believe it was appropriate to add breakpoints to the advisory fee so as to reduce the rate on assets above specified levels, while acknowledging that this was one way for the benefits of economies of scale to be shared with investors. The Trustees noted that the Advisor had determined to close each Fund to new investors (with limited exceptions), as well as cease new institutional accounts in these four investment styles, to enable the Advisor to maintain investment flexibility, and that this decision limited the Advisor’s revenue. The Trustees also considered information regarding the investment, compliance and client service personnel who have been hired and the systems upgrade made, which represent the reinvestment of economies of scale generated by the Advisor’s operations.
     The Trustees recognized the position taken by the Advisor that, to the extent economies of scale exist, current levels of advisory fees reflect these economies of scale in light of the limited profit potential due to maintaining limits on the Funds’ size as well as the costs associated with the high quality, in depth research that the Advisor provides. The Trustees also are cognizant of the Advisor’s position that its advisory fees provide it with sufficient revenue to enable it to close the Funds when they reach an appropriate size.
     Having taken these factors into account, the Trustees concluded that the Funds’ shareholders share in any reduced costs experienced by the Advisor through the additional services, investment in talented employees and capital improvements provided by the Advisor, so that the absence of breakpoints in the advisory fee schedules was acceptable under each Fund’s current circumstances.
     Indirect Benefits to the Advisor from its Relationship to the Funds: The Trustees considered information regarding any indirect benefits to the Advisor that could be identified from its relationship to the Funds. In particular, the Trustees considered any benefits from soft dollar arrangements. The Trustees noted that, while the Advisor did not use the Funds’ commissions to pay for third party research, the Advisor does receive proprietary research from brokers that execute Fund trades. The Trustees noted that the proprietary research received was “bundled” with the commission cost and that, while the Advisor’s profitability might be somewhat lower were it to have to pay for this research with hard dollars, the bundled research services provide valuable information or service to the investment research process, which benefits the Funds (as well as the Advisor’s other clients). The Trustees also noted that the commissions paid by the Funds were generally quite low.

* * * *
     Based on their review, including their consideration of each of the factors referred to above, the Trustees concluded that the terms of each Advisory Agreement are fair and reasonable and that the renewal of each Agreement is in the best interests of each Fund.
Portfolio Managers
     Each Fund is managed by the investment team of the Advisor (“Investment Team”) including portfolio managers (the “Portfolio Managers”). The Investment Team also has responsibility for the day-to-day management of accounts other than the Funds. Information regarding these other accounts is set forth below. The number of accounts and assets is shown as of June 30, 2005.

Number of Other Accounts Managed			Number of Accounts and Assets for Which
and Assets by Account Type			Advisory Fee is Performance-Based
Registered	Other Pooled		Registered	Other Pooled
Investment	Investment		Investment	Investment
Companies	Vehicles	Other Accounts	Companies	Vehicles	Other Accounts
13 ($14.3 billion)	9 ($1.1 billion)	121 ($11.4 billion)	1 ($2.1 billion)	N/A	6 ($1.1 billion)
     The Investment Team also manages institutional accounts and other mutual funds in several different investment strategies. The portfolios within an investment strategy are managed using a target portfolio; however, each portfolio may have different restrictions, cash flows, tax and other relevant considerations which may preclude a portfolio from participating in certain transactions for that investment strategy. Consequently, the performance of portfolios may vary due to these different considerations. The Investment Team may place transactions for one investment strategy that are directly or indirectly contrary to investment decisions made on behalf of another investment strategy. The Advisor may be restricted from purchasing more than a limited percentage of the outstanding shares of a company. If a company is a viable investment for more than one investment strategy, the Advisor has adopted policies and procedures reasonably designed to ensure that all of its clients are treated fairly and equitably.
     Different types of accounts and investment strategies may have different fee structures. Additionally, certain accounts pay the Advisor performance-based fees, which may vary depending on how well the account performs compared to a benchmark. Because such fee arrangements have the potential to create an incentive for the Advisor to favor such accounts in making investment decisions and allocations, the Advisor has adopted policies and procedures reasonably designed to ensure that all of its clients are treated fairly and equitably, including in respect of allocation decisions, such as initial public offerings.
     Since all accounts are managed to a target portfolio by the Investment Team, adequate time and resources are consistently applied to all accounts in the same investment strategy.
     The Portfolio Managers are compensated in various forms. Portfolio Managers of the Funds are supported by the full research team of the Advisor. Compensation is used to reward, attract and retain high quality investment professionals. An investment professional, such as a Portfolio Manager, has a base salary and is eligible for an annual bonus. Some Portfolio Managers also are involved in client servicing, marketing and in the general management of the Advisor and are evaluated and compensated based on these functions as well as their investment management activities.
     The Advisor believes consistent execution of the proprietary research process results in superior, risk-adjusted portfolio returns. It is the quality of the investment professional’s execution of this process rather than the performance of particular securities that is evaluated in determining compensation. Compensation likewise is not tied to performance of the Funds or separate accounts, specific industries within the Funds or separate accounts or to any type of asset or revenue-related objective, other than to the extent that the overall revenues of the Advisor attributable to such factors may affect the size of the Advisor’s overall bonus pool.
     Bonuses and salaries for investment professionals are determined by the Chief Executive Officer of the Advisor using tools which may include, but are not limited to, annual evaluations, compensation surveys, feedback from other employees and advice from members of the Advisor’s Executive Committee and the Advisor’s Compensation Committee. The amount of the bonus usually is shaped by the total amount of the Advisor’s bonus pool available for the year, which is generally a function of net income, but no investment professional receives a bonus that is a pre-determined percentage of net income.
     Each of the Portfolio Managers owns equity in the Advisor. The Advisor believes that the ownership structure of the firm is a significant factor in ensuring a motivated and stable employee base.
     Certain Portfolio Managers beneficially owned shares of one or more Funds as of the end of each Fund’s most recent fiscal year. A Portfolio Manager’s beneficial ownership of a Fund is defined as the Portfolio Manager having the opportunity to share in any profit from transactions in the Fund, either directly or indirectly, as the result of any contract, understanding, arrangement and relationship or otherwise. Therefore, ownership of Fund shares by members of the Portfolio Manager’s immediate family or by a trust of which the Portfolio Manager is a trustee could be considered ownership by the Portfolio Manager. The reporting of Fund share ownership in this SAI shall not be construed as an admission that the Portfolio Manager has any direct or indirect beneficial ownership in the Fund listed. The tables below set forth each Portfolio Manager’s beneficial ownership of the Fund(s) under that Portfolio Manager’s management as of June 30, 2005.

Name of Portfolio		Large Cap Value	Mid-Cap Value	Small Cap	All Cap Value
Manager	Core Value Fund	Fund	Fund	Value Fund	Fund
George Davis	$100,001—$500,000	$100,001—$500,000	$50,001—$100,000	$500,001—$1,000,000	$100,001—$500,000
David Green	None	$10,001—$50,000	$10,001—$50,000	$100,001—$500,000	$100,001—$500,000
Joe Huber	None	None	None	None	$100,001—$500,000
Sheldon Lieberman	$50,001—$100,000	$10,001—$50,000	$10,001—$50,000	$10,001—$50,000	$10,001—$50,000
Stan Majcher	None	$1—$10,000	$100,001—$500,000	None	$50,001—$100,000
Patricia McKenna	$100,001—$500,000	$10,001—$50,000	$100,001—$500,000	$100,001—$500,000	$100,001—$500,000
Jim Miles	None	$10,001—$50,000	$1—$10,000	$100,001—$500,000	$100,001—$500,000
Principal Underwriter and Administrator
     Effective April 1, 2005, Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, a Delaware limited liability company, is the principal underwriter and distributor for the shares of the Funds (“Quasar” or the “Distributor”). Quasar is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. The Distributor is affiliated with the Funds’ Transfer Agent, Fund Accountant and Administrator, U.S. Bancorp Fund Services, LLC. Prior to April 1, 2005, the Funds’ Distributor was Stephens Inc. (“Stephens”).
     As of April 1, 2005, U.S. Bancorp Fund Services, LLC (the “Administrator” or “USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, is the administrator for each Fund. For its services as administrator, USBFS receives an annual fee at the rate of 0.055% of the Funds’ aggregate net assets up to $2 billion, 0.045% of the Funds’ aggregate net assets for the next $2 billion, 0.035% of the Funds’ aggregate net assets for the next $2 billion, 0.02% of the Funds’ aggregate net assets for the next $2 billion, and 0.01% on the balance. Prior to April 1, 2005, the Funds’ administrator was Stephens. For the fiscal years ended June 30, 2005, 2004 and 2003, total fees paid by the Funds to USBFS and Stephens were as follows:

		Large Cap	Mid-Cap	Small Cap	All Cap
	Core Value	Value	Value	Value	Value
	Fund*	Fund	Fund	Fund	Fund**
U.S. Bancorp Fund Services, LLC
Period April 1, 2005 to June 30, 2005	$5,458	$327,739	$332,946	$72,044	$17,464

Stephens Inc.
Period July 1, 2004 to March 31, 2005	$15,522	$916,420	$1,590,429	$400,005	$66,011
Fiscal year ended June 30, 2004	N/A	$222,928	$772,796	$408,801	$35,113
Fiscal year ended June 30, 2003	N/A	$50,764	$135,619	$144,610	$619

*	The Core Value Fund commenced operations on August 30, 2004.

**	The All Cap Value Fund commenced operations on December 31, 2002.

Codes of Ethics
     The Board of Trustees of the Trust has approved a Code of Ethics under Rule 17j-1 of the 1940 Act that covers the Trust and the Advisor and a Code of Ethics for the Distributor (the “Codes of Ethics”). The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by a Fund. The protective provisions of the Codes of Ethics prohibit certain investments and limit these personnel from making investments during periods when a Fund is making such investments. The Codes of Ethics are on public file with, and are available from, the Securities and Exchange Commission. The Board of Trustees has also approved a separate Code of Ethics for the Principal Executive Officer and Principal Financial Officer.
Proxy Voting Policy
     Generally, the Advisor will vote (by proxy or otherwise) in all matters for which a shareholder vote is solicited by, or with respect to, issuers of securities beneficially held in the Funds’ accounts in such manner as the Advisor deems appropriate in accordance with its written policies and procedures. These policies and procedures set forth guidelines for voting typical proxy proposals. However, each proxy issue will be considered individually in order that the Advisor may consider what would be in a Fund’s best interest. Further, where a proxy proposal raises a material conflict of interest between the interests of the Advisor and a Fund, the Advisor will vote according to its predetermined specific policy. The Advisor’s Compliance Department will review the vote to determine that the decision was based on the Fund’s best interest and was not the product of the conflict. See Appendix A for the Advisor’s Proxy Voting Policies and Procedures.
     Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.hwcm.com and on the Commission’s website at http://www.sec.gov.
Portfolio Transactions and Brokerage
     Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by a Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. In the case of securities traded in the over-the-counter markets, the price paid by a Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.
     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended, and the rules promulgated thereunder (the “1934 Act”)) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the Advisor may receive brokerage and research services and other similar services from many broker-dealers with which the Advisor places the Funds’ portfolio transactions. These services may include such matters as trade execution services, general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by the

Advisor’s investment professionals. Where the services referred to above are not used exclusively by the Advisor for brokerage or research purposes, the Advisor, based upon allocations of expected use, would bear that portion of the cost of these services which directly relates to their non-brokerage or non-research use. Some of these services may be of value to the Advisor in advising a variety of its clients (including the Funds), although not all of these services would necessarily be useful and of value in managing the Funds or any particular Fund. The management fee paid by each Fund is not reduced because the Advisor may receive these services even though the Advisor might otherwise be required to purchase some of these services for cash.
     The Advisor places orders for the purchase and sale of portfolio investments for the Funds and buy and sell investments for the Funds through a substantial number of brokers and dealers. In so doing, the Advisor uses its best efforts to obtain for the Funds the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Advisor, having in mind each Fund’s best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.
     As permitted by Section 28(e) of the 1934 Act, and by each Investment Advisory Agreement, the Advisor may cause a Fund to pay a broker-dealer which provides “brokerage and research services” (as defined in the 1934 Act) to the Advisor an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for such Fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. The Advisor’s authority to cause the Funds to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. It is the position of the staff of the Commission that Section 28(e) does not apply to the payment of such greater commissions in “principal” transactions. Accordingly the Advisor will use its best efforts to obtain the most favorable price and execution available with respect to such transactions, as described above.
     From time to time, the Advisor may purchase new issues of securities for clients, including the Funds, in a fixed price offering. In these situations, the broker may be a member of the selling group that will, in addition to selling securities, provide the Advisor with research services. The National Association of Securities Dealers, Inc. (“NASD”) has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the broker will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).
     Foreign equity securities may be held by the Trust in the form of ADRs, EDRs, GDRs or other securities convertible into foreign equity securities. ADRs, EDRs and GDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs traded in the United States, like other securities traded in the United States, will be subject to negotiated commission rates. The Trust’s ability and decisions to purchase or sell portfolio securities of foreign issuers may be affected by laws or regulations relating to the convertibility and repatriation of assets.
     Because the shares of each Fund are redeemable on a daily basis in U.S. dollars, the Advisor intends to manage the Funds so as to give reasonable assurance that it will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions. Under present conditions, it is not believed that these considerations will have significant effect on the Funds’ portfolio strategies.
     Securities held by a Fund may also be held by, or be appropriate investments for, other funds or investment advisory clients for which the Advisor acts as an adviser. Because of different objectives or other factors, a particular security may be bought for one or more clients of the Advisor when one or more clients of the Advisor are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Funds or other clients or funds for which the Advisor acts as adviser, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Advisor during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

     Aggregate brokerage commissions paid by each of the Funds for the three most recent fiscal years ended June 30 are shown in the table below.

	2003	2004	2005
Core Value Fund*	N/A	N/A	$23,916
Large Cap Value Fund	$82,149	$216,096	$1,526,125
Mid-Cap Value Fund	$457,721	$1,255,098	$1,439,944
Small Cap Value Fund	$629,064	$902,656	$701,807
All Cap Value Fund	$2,624	$72,282	$162,955

*	The Core Value Fund commenced operations on August 30, 2004.

     Aggregate brokerage commissions increased in general from fiscal years 2003 to 2005 due to the increase in net assets for all Funds. Total Fund assets as of June 30, 2002 were $265 million, compared to approximately $9 billion as of June 30, 2005. Brokerage commissions for the Small Cap Value Fund decreased from 2004 to 2005 due to the smaller increase from 2004 to 2005 ($211 million) compared to the increase from 2003 to 2004 ($320 million).
Turnover
     Turnover measures the percentage of a fund’s total portfolio market value that was purchased or sold during the period. A fund’s turnover rate provides an indication of how transaction costs (which are not included in a fund’s expenses), may affect a fund’s performance. Also, funds with a high turnover may be more likely to distribute capital gains that may be taxable to shareholders.
     The Funds’ portfolio turnover rate for the fiscal years ending June 30, 2004 and 2005 is stated below. Portfolio turnover rates could change significantly in response to turbulent market conditions.

	Fiscal Year Ended June 30,
	2004	2005
Core Value Fund*	N/A	13%
Large Cap Value Fund	5%	14%
Mid-Cap Value Fund	25%	27%
Small Cap Value Fund	64%	49%
All Cap Value Fund	30%	39%

*	The Core Value Fund commenced operations on August 30, 2004.
Disclosure of Portfolio Holdings
     The Funds have adopted, and the Board of Trustees has approved, policies and procedures reasonably designed to ensure that non-public disclosure of the Funds’ portfolio holdings is in the best interests of Fund shareholders, or at least do no harm to Fund shareholders.
     The Funds’ portfolio holdings are made public, as required by law, in the Funds’ annual and semi-annual reports. These reports are filed with the Commission, mailed to shareholders and posted to the Funds’ website generally within 60 days after the end of the relevant fiscal period. In addition, the Funds’ portfolio holdings for the fiscal quarters not covered by the annual and semi-annual reports are filed with the Commission and posted to the Funds’ website generally within 60 days after the end of each quarter.
Portfolio Holdings on the Funds’ Website and in Marketing Materials
     The Funds’ complete portfolio holdings as of each month-end generally will be available on the last business day of the following month. Each Funds’ month-end Top 10 holdings reports and monthly attribution reports, which show the top 5 and bottom 5 contributors to performance, generally will be available by the eighth business day after month-end. Quarterly commentary for each Fund, which may discuss a Fund’s sectors, industries and individual holdings, generally is available approximately two weeks after the end of each calendar quarter. Aggregate month-end portfolio characteristics, such as industry and sector classification, aggregate book value, market cap and price-to-earnings ratios of the Funds, generally are available by the eighth business day after month-end. This information may be obtained through the Funds’ website or by calling 800-796-5606.
     This information will, at a minimum, remain on the Funds’ website until the Funds file holdings with the Commission for the relevant periods.

Disclosure of Holdings to Analytical Companies
     The Funds’ portfolio holdings generally are sent to certain analytical companies (Morningstar, Lipper and Bloomberg, etc.) on the day after a complete set of holdings is available on the Funds’ website.
Disclosure of Holdings to Service Providers and Other Parties
     The Funds’ portfolio holdings are disclosed to service providers on an on-going basis in the performance of their contractual duties. These providers include the Funds’ custodian, fund accountant, fund administrator, printing companies, public accounting firm and attorneys. Holdings are disclosed to service providers that perform operational services for all of the accounts managed by the Advisor, including the Funds, which include back office services, portfolio accounting and performance systems services, proxy voting services, analytical and trading systems (such as FactSet and Charles River). Employees of the Advisor also may have frequent access to portfolio holdings. The frequency of disclosure to these parties varies and may be as frequently as intra-day with no lag.
     Various broker/dealers and other parties involved in the trading and settlement process have access to Fund portfolio information when a Fund is buying and selling Fund securities.
     Disclosure of the Funds’ portfolio holdings will only be made to service providers and other parties who are under a duty of confidentiality to the Funds, whether by explicit written agreement or by virtue of their duties to the Funds. The Funds and/or the Advisor will make reasonable efforts to obtain a written confidentiality agreement and prohibition on trading based on knowledge of the Funds’ portfolio holdings with service providers and other parties who receive the Funds’ portfolio information prior to the holdings being made public. Employees of the Advisor are subject to the Funds’ and the Advisor’s Code of Ethics, but the improper use of Fund portfolio holdings by other parties is possible, notwithstanding contractual and confidentiality obligations.
Other Clients of the Advisor
     Various non-Fund portfolios of other clients of the Advisor may hold securities substantially similar to those held by the Funds, since the Advisor maintains a “target portfolio” for each of its investment strategies which often utilizes similar securities for various client portfolios (including the Funds’) managed with a particular investment strategy. The Advisor has implemented separate policies and procedures with respect to appropriate disclosure of such non-Fund holdings and target portfolios, including to the Advisor’s clients and their agents.
Board of Trustees Oversight of Disclosure of Fund Portfolio Holdings
     In approving the Disclosure of Fund Portfolio Holdings Policy, the Board of Trustees determined that disclosure prior to Fund holdings being made public to the parties mentioned above, was in the best interest of Fund shareholders or at least did no harm to Fund shareholders. Potential conflicts of interest between the Funds, the Advisor or affiliates of the Advisor, were considered. In addition, in no event shall the Advisor, its affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of the Funds’ portfolio holdings.
     Distribution of Fund portfolio holdings to parties not mentioned above requires the prior approval of the Trust’s President or Chief Compliance Officer. In making the decision to provide Fund portfolio holdings to parties not mentioned above, the Trust’s President or Chief Compliance Officer will resolve any conflicts relating to the disclosure in the best interests of the Funds’ shareholders. Any such disclosure of Fund portfolio holdings is reviewed by the Board of Trustees at its next regular meeting.
     There is no assurance that the Funds’ policies on portfolio holdings disclosure will protect the Funds from potential misuse of holdings information by individuals in possession of that information.

Marketing and Support Payments
     The Funds’ Advisor, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Funds. Such payments are in addition to Rule 12b-1 fees and service fees paid by the Funds, and may be divided into categories as follows:
     Support Payments. Payments may be made by the Advisor to certain financial intermediaries in connection with the eligibility of the Funds to be offered in certain programs and/or in connection with meetings between Fund representatives and financial intermediaries and their sales representatives. Such meetings may be held for various purposes, including providing education and training about the Funds and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.
     As of June 30, 2005, the Advisor has agreements with six firms to pay such Support Payments, which are structured in three ways: (i) as a percentage of sales; (ii) as a percentage of assets; and/or (iii) a flat fee.
     Support Payments to these dealers for calendar year 2004 were as follows:

AG Edwards	$76,994
Legg Mason Wood Walker	$6,783
Merrill Lynch, Pierce, Fenner & Smith	$619,914
Morgan Stanley DW Inc.	$0
Raymond James & Associates	$15,000
UBS Financial Services	$934
     Entertainment, Conferences and Events. The Advisor also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising. In addition, the Advisor pays for exhibit space or sponsorships at regional or national events of financial intermediaries.
     Certain Service Fees. Certain service fees charged by financial intermediaries, such as sub-administration, sub-transfer agency and other shareholder services fees, which exceed the amounts payable pursuant to the Funds’ Sub-Transfer Agency Policy and the 12b-1 Plan (as described in this SAI), are paid by the Advisor. The total amount of such service fees paid by the Advisor for calendar year 2004 was $1.1 million.
     The prospect of receiving, or the receipt of, additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.
Sub-Transfer Agency Expenses
     Fund shares are sold through administrators, broker-dealers, fund supermarkets, 401(k) recordkeepers and other institutions (“intermediaries”) that provide accounting, record keeping, and/or other services to investors and that have a services agreement or selling agreement with the Funds’ Distributor and/or the Advisor to make Fund shares available to their clients.
     Each intermediary renders sub-transfer agency services similar to the Funds’ transfer agency services, which generally consist of:
•	Processing all purchase, redemption and exchange orders;

•	Generating and delivering confirmations;

•	Sending account statements;

•	Sending prospectuses, statements of additional information, financial reports, proxy materials, and other Fund communications;

•	Handling routine investor inquiries;

•	Tax reporting;

•	Maintaining records of account activity; and

•	Distributing dividends, distributions and redemption proceeds.
     In addition, some of the sub-transfer agency fees are for maintaining the records of individual participants in 401(k) or other defined contribution plans. The Board of Trustees has approved payments to these intermediaries from Fund assets for providing these sub-transfer agency services based on charges for similar services if such services were provided directly by the Funds’ transfer agent.
     Sub-transfer agency fees for non-401(k) accounts.
     The Funds will pay the lesser of (i) the fee actually charged by the intermediary, or (ii) .15% (or $18 per account).
     Sub-transfer agency fees for 401(k) accounts.
     The Funds will pay the lesser of (i) the fee actually charged by the intermediary, or (ii) .25% (or $30 per account).
     The Funds treat any intermediary fees exceeding the above sub-transfer agency charges as distribution charges. For Class I, the Advisor pays these distribution charges out of its own resources. For other classes, distribution charges are paid with rule 12b-1 fees, and the Advisor pays any distribution charges above the amount able to be paid under the rule 12b-1 plan.
PURCHASE OF SHARES
Initial Sales Charge Alternative — Class A Shares
     Class A Shares — Purchases Subject to an Initial Sales Charge. For purchases of Class A shares subject to an initial sales charge, the Distributor reallows a portion of the initial sales charge to dealers (which is alike for all dealers), as shown in the Prospectus. (The term “dealer” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner and any other financial institution having a selling agreement or any other similar agreement with the Distributor.) The difference between the total amount invested and the sum of (a) the net proceeds to the Fund and (b) the dealer reallowance, is the amount of the initial sales charge retained by the Distributor. Because of rounding in the computation of offering price, the portion of the sales charge retained by the Distributor may vary and the total sales charge may be more or less than the sales charge calculated using the sales charge expressed as a percentage of the offering price or as a percentage of the net amount invested as listed in the Prospectus.
     Class A Shares — Purchases Subject to a Contingent Deferred Sales Charge (but not an Initial Sales Charge). Shareholders who invest $1,000,000 or more in Class A shares do not pay an initial sales charge. If the shareholder redeems the shares within one year after purchase, a deferred sales charge of 0.75% of the original cost of the shares being redeemed may be charged. For purchases of Class A shares subject to a contingent deferred sales charge (“CDSC”), the Distributor pays commissions to dealers on new investments made through such dealers as follows:

Dealer Compensation
as a % of Offering Price	Cumulative Purchase Amount
0.75%	$ 1,000,000 to $2,000,000, plus
0.50%	Over $2,000,000 to $3,000,000, plus
0.30%	Over $3,000,000 to $50,000,000, plus
0.20%	Over $50,000,000 to $100,000,000, plus
0.10%	Over $100,000,000

     Class A Sales Charge Information — The Distributor of the Funds received the following sales charges from investors on sales of Class A shares:

		Sales				CDSCs
		Charges	Sales	Sales	Sales	Received on
	Gross Sales	Retained	Charges	Charges	Charges	Redemption of
	Charges	by	Retained by	Paid to	Paid to	Load-Waived
	Collected	Quasar	Stephens	Quasar	Stephens	Shares
Core Value Fund
Period 8/30/04* - 6/30/05	$139,704	$3,528	$4,377	$1,124	$1,829	$0
Large Cap Value Fund
Fiscal year ended 6/30/05	$4,888,652	$108,726	$150,018	$7,309	$182,173	$0
Fiscal year ended 6/30/04	$519,902		$27,267		$43,701	$0
Fiscal year ended 6/30/03	$24,969		$1,401		$16,212	$0
Mid-Cap Value Fund
Fiscal year ended 6/30/05	$421,446	$2,932	$19,007	$721	$15,201	$0
Fiscal year ended 6/30/04	$2,114,609		$114,850		$98,021	$0
Fiscal year ended 6/30/03	$103,472		$750		$42,748	$0
Small Cap Value Fund
Fiscal year ended 6/30/05	$31,583	$156	$2,021	$30	$3,104	$0
Fiscal year ended 6/30/04	$168,293		$9,549		$9,442	$0
Fiscal year ended 6/30/03	$69,121		$11,639		$4,512	$0
All Cap Value Fund
Fiscal year ended 6/30/05	$1,100,156	$23,899	$33,553	$1,593	$121,998	$0
Fiscal year ended 6/30/04	$490,242		$28,986		$58,377	$0
Period 12/31/02** - 6/30/03	$0		$0		$0	$0

*	The Core Value Fund commenced operations on August 30, 2004

**	The All Cap Value Fund commenced operations on December 31, 2002. (Prior to April 1, 2005, the distributor of the Funds was Stephens.)
Deferred Sales Charge Alternatives —Class C Shares
     Proceeds from the CDSC and the distribution fee are paid to the Distributor and are used in whole or in part by the Distributor to defray the expenses of dealers and other financial intermediaries related to providing distribution-related services to a Fund in connection with the sale of the Class C shares, such as the payment of compensation to financial consultants for selling Class C shares from the dealer’s own funds. The combination of the CDSC and the ongoing distribution fee facilitates the ability of a Fund to sell the Class C shares without a sales charge being deducted at the time of purchase. See “Distribution Plan” below. The Distributor will pay dealers (as previously defined) a commission of 1.0% of the purchase price for Class C shares. Imposition of the CDSC and the distribution fee on Class C shares is limited by the NASD asset-based sales charge rule. See “Limitations on the Payment of Deferred Sales Charges” below.
     Class C Sales Charge Information -Sales charges received by the Distributor of the Funds from shareholders of Class C shares were as follows:

	CDSCs	CDSCs	CDSCs	CDSCs
	Received by	Received by	Retained by	Retained by
	Quasar	Stephens	Quasar	Stephens
Core Value Fund*
Period 8/30/04 - 6/30/05	$243	$8,972	$30	$7,165
Large Cap Value Fund
Fiscal year ended 6/30/05	$59,533	$71,030	$1,693	$61,660
Fiscal year ended 6/30/04		$15,092		$2,529
Fiscal year ended 6/30/03		$15,238		$1,209
Mid-Cap Value Fund
Fiscal year ended 6/30/05	$8,860	$52,065	$397	$15,353
Fiscal year ended 6/30/04		$67,153		$28,178
Fiscal year ended 6/30/03		$70,026		$6,404
Small Cap Value Fund	$441	$11,438	$0	$4,685
Fiscal year ended 6/30/05
Fiscal year ended 6/30/04		$28,477		$12,933

	CDSCs	CDSCs	CDSCs	CDSCs
	Received by	Received by	Retained by	Retained by
	Quasar	Stephens	Quasar	Stephens
Fiscal year ended 6/30/03		$53,919		$542
All Cap Value Fund**	$8,797	$14,707	$2,017	$8,990
Fiscal year ended 6/30/05
Fiscal year ended 6/30/04		$10,487		$6,492

*	The Core Value Fund commenced operations on August 30, 2004.

**	The All Cap Value Fund did not offer Class C shares during the fiscal period ended June 30, 2003. (Prior to April 1, 2005, the distributor of the Funds was Stephens.)

Class R Shares
     The Large Cap Value Fund and the Mid-Cap Value Fund offer Class R shares as described in the Prospectus. Class R shares are available only to certain retirement plans. Class R shares are not subject to an initial sales charge or a contingent deferred sales charge but are subject to ongoing annual distribution and service fees of 0.50%. Distribution and service fees are used to support a Fund’s marketing and distribution efforts, such as compensating financial intermediaries, advertising and promotion, and are also used to compensate securities dealers and other financial intermediaries for shareholder servicing activities. If Class R shares are held over time, these fees may exceed the maximum sales charge that an investor would have paid as a shareholder of Class A or Class C shares.
Distribution Plan
     The distribution plan for the Class A, Class C and Class R shares (the “Distribution Plan”) provides that each Fund pays a distribution and service fee relating to the shares of the relevant class, accrued daily and paid monthly, at the annual rate of up to 0.25% of the average daily net assets of the Class A shares of the relevant Fund, at the annual rate of 1.00% of the average daily net assets of that Fund attributable to Class C shares, and at the annual rate of 0.50% of the average daily net assets of the Class R shares of the Large Cap Value Fund and the Mid-Cap Value Fund only, in order to compensate the Distribution Coordinator, as appointed by the Board of Trustees from time to time (the “Distribution Coordinator”), and selected securities dealers or other financial intermediaries in connection with providing shareholder and distribution services, and bearing certain distribution-related expenses of the Fund, including payments to securities dealers and other intermediaries for selling Class A, Class C and Class R shares of that Fund. Each of those classes has exclusive voting rights with respect to the Distribution Plan adopted with respect to such class pursuant to which distribution and service fees are paid.
     The Distribution Plan as it relates to Class C and Class R shares is designed to permit an investor to purchase Class C and Class R shares through securities dealers and other financial intermediaries without the assessment of an initial sales charge and at the same time permit the Distribution Coordinator to compensate securities dealers and other financial intermediaries in connection with the sale of the Class C and Class R shares. In this regard, the purpose and function of the ongoing distribution fees and the CDSC are the same as those of the initial sales charge with respect to the Class A shares of the Funds in that the ongoing distribution fees and deferred sales charges provide for the financing of the distribution of the Funds’ Class C and Class R shares.
     The Funds’ Distribution Plan is subject to the provisions of Rule 12b-1 under the 1940 Act. In their consideration of the Distribution Plan, the Trustees must consider all factors they deem relevant, including information as to the benefits of the Distribution Plan to each Fund and its shareholders. The Distribution Plan further provides that, so long as the Distribution Plan remains in effect, the selection and nomination of Independent Trustees shall be committed to the discretion of the Independent Trustees then in office. In approving the Distribution Plan in accordance with Rule 12b-1, the Independent Trustees concluded that there is a reasonable likelihood that the Distribution Plan will benefit that Fund and its shareholders. The Distribution Plan can be terminated as to a class of a Fund at any time, without penalty, by the vote of a majority of the Independent Trustees or by the vote of the holders of a majority of the outstanding related class of voting securities of the Fund. The Distribution Plan cannot be amended to increase materially the amount to be spent by a Fund without the approval of the related class of shareholders, and all material amendments are required to be approved by the vote of the Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the Distribution Plan, cast in person at a meeting called for that purpose. Rule 12b-1 further requires that a Fund preserve copies of the Distribution Plan and any report made pursuant to such Plan for a period of not less than six years from the date of the Distribution Plan or such report, the first two years in an easily accessible place.

     Among other things, the Distribution Plan provides that the Distribution Coordinator shall provide and the Trustees shall review quarterly reports of the disbursement of the distribution and service fees paid under the Plan. Payments under the Distribution Plan are based on a percentage of average daily net assets attributable to the shares regardless of the amount of expenses incurred and, accordingly, distribution-related revenues from the Distribution Plan may be more or less than distribution-related expenses. Information with respect to the distribution-related revenues and expenses will be presented to the Trustees for their consideration in connection with their deliberations as to the continuance of the Distribution Plan.
     For the fiscal year ended June 30, 2005, the Funds paid the following amounts under the Distribution Plan:

				Small
	Core	Large Cap	Mid-Cap	Cap	All Cap
Distribution and service fees — Class A	$11,287	$2,861,444	$2,352,753	$554,919	$142,247
Distribution and service fees — Class C	$48,708	$2,252,329	$2,270,761	$258,722	$340,379
Distribution and service fees — Class R	N/A	$50,618	$62,026	N/A	N/A
These payments were made to dealers for compensation to their representatives (Class C) and for advertising, sales promotion, marketing expenses and shareholder services such as account maintenance.
Limitations on the Payment of Deferred Sales Charges
     The maximum sales charge rule in the Conduct Rules of the NASD imposes a limitation on certain asset-based sales charges such as the distribution fee paid by Class C and Class R shares and the CDSC borne by the Class C shares, but not the service fee. The maximum sales charge rule is applied separately to each class. The maximum sales charge rule limits the aggregate of distribution fee payments and CDSCs payable by a Fund charging a service fee to (1) 6.25% of eligible gross sales of Class C and Class R shares, computed separately (defined to exclude shares issued pursuant to dividend reinvestments and exchanges), plus (2) interest on the unpaid balance for the respective class, computed separately, at the prime rate plus 1% (the unpaid balance being the maximum amount payable minus amounts received from the payment of the distribution fee and the CDSC).
Anti-Money Laundering
     The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the USA PATRIOT Act. The Trust’s Program provides for the development of internal practices, procedures and controls; designation of an anti-money laundering compliance officer; an ongoing training program; and an independent testing function to determine the effectiveness of the Program.
     Procedures to implement the Program include determining that the Trust’s Distributor and Transfer Agent have established proper anti-money laundering procedures; checking shareholder names against designated government lists, including that of the Office of Foreign Asset Control (“OFAC”); and a complete and thorough review of all new account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the Program.
REDEMPTION OF SHARES
     Each Fund is required to redeem for cash all shares of the Fund upon receipt of a written request in proper form. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption.
     The right to redeem shares or to receive payment with respect to any such redemption may be suspended for more than seven days only for any period during which trading on the New York Stock Exchange (the “NYSE”) is restricted as determined by the Commission or during which the NYSE is closed (other than customary weekend and holiday closings), for any period during which an emergency exists, as defined by the Commission, as a result of which disposal of portfolio securities or determination of the net asset value of a Fund is not reasonably practicable, and for such other periods as the Commission may by order permit for the protection of shareholders of the Funds.
     The value of shares of a Fund at the time of redemption may be more or less than the shareholder’s cost, depending in part on the market value of the securities held by that Fund at such time.

     In electing a telephone redemption, the investor authorizes the Funds and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by the Funds or the Transfer Agent to be genuine. Neither the Funds nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in the Prospectuses. Since this account feature involves a risk of loss from unauthorized or fraudulent transactions, the Transfer Agent will take certain precautions to protect your account from fraud. Telephone redemption may be refused if the caller is unable to provide: the account number, the name and address registered on the account and the social security number registered on the account. The Funds or the Transfer Agent may temporarily suspend telephone transactions at any time.
     For shareholders redeeming directly with the Transfer Agent, payments will be mailed within seven days of receipt of a proper notice of redemption. At various times a Fund may be requested to redeem shares for which it has not yet received good payment (e.g., shares purchased with any manner of payment other than federal funds). A Fund may delay or cause to be delayed the mailing of a redemption check until such time as good payment has been collected for the purchase of such Fund shares, which usually will not exceed 12 days. In the event that a shareholder account held directly with the Transfer Agent contains a fractional share balance, such fractional share balance will be automatically redeemed by that Fund.
PRICING OF SHARES
Determination of Net Asset Value
     The net asset value of the shares of all classes of each Fund is determined once daily Monday through Friday as of the close of regular trading on the NYSE on each day the NYSE is open for trading based on prices at the time of the close of regular trading. Regular trading on the NYSE generally closes at 4:00 p.m., Eastern time. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation.
     Net asset value of a Fund is computed by dividing the value of the securities held by that Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time, rounded to the nearest cent. Expenses, including the fees payable to the Advisor, are accrued daily.
     For each Fund, the per share net asset value of Class A, Class C and Class R shares generally will be lower than the per share net asset value of Class I shares, reflecting the daily expense accruals of the distribution and service fees applicable with respect to Class A, Class C and Class R shares. Moreover, the per share net asset value of the Class C and Class R shares of a Fund generally will be lower than the per share net asset value of Class A shares of that Fund, reflecting the daily expense accruals of the higher distribution and service fees applicable with respect to Class C and Class R shares of the Fund. In addition, the per share net asset value of Class C shares generally will be lower than the per share net asset value of Class R shares due to the daily expense accruals of the higher distribution and service fees applicable to Class C shares. It is expected, however, that the per share net asset value of all classes of each Fund will tend to converge (although not necessarily meet) immediately after the payment of dividends which will differ by approximately the amount of the expense accrual differentials between the classes.
     Securities are valued by an independent pricing agent to the extent possible. In determining the net asset value of each Fund’s shares, equity securities that are traded on stock exchanges or The NASDAQ Stock Market (“NASDAQ”) are valued at the last sale price or official closing price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or on NASDAQ. Unlisted equity securities that are not included in NASDAQ are valued at the average of the quoted bid and asked prices in the over-the-counter market.
     Fixed-income securities which are traded on a national securities exchange will be valued at the last sale price or, if there was no sale on such day, at the average of readily available closing bid and asked prices on such exchange. However, securities with a demand feature exercisable within one to seven days are valued at par. Prices for fixed-income securities may be based on quotations received from one or more market-makers in the securities, or on evaluations from pricing services. Fixed-income securities for which quotations or prices are not readily available are valued at their fair value as determined by the Advisor under guidelines established by the Board of Trustees, with reference to fixed-income securities whose prices are more readily obtainable or to an appropriate matrix utilizing similar factors. As a broader market does not exist, the proceeds received upon the disposal of such securities may differ from their recorded value. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.
     Options, futures contracts and options thereon which are traded on exchanges are valued at their last sale or settlement price as of the close of the exchanges or, if no sales are reported, at the average of the quoted bid and asked prices as of the close of the exchange.
     Trading in securities listed on foreign securities exchanges or over-the-counter markets is normally completed before the close of regular trading on the NYSE. In addition, foreign securities trading may not take place on all business days in New York and may occur on days on which the NYSE is not open. In addition, foreign currency exchange rates are generally determined prior to the close of trading on the NYSE. Events affecting the values of foreign securities and currencies will not be reflected in the determination of net asset value unless the Board of Trustees determines that the particular event would materially affect net asset value, in which case an adjustment will be made. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Foreign currency exchange transactions conducted on a spot basis are valued at the spot rate prevailing in the foreign exchange market.
     Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by the Advisor under guidelines established by and under the general supervision and responsibility of the Board of Trustees.
     Each investor in each Fund may add to or reduce his or its investment in that Fund on each day the NYSE is open for trading. The value of each investor’s interest in each Fund will be determined as of the close of regular trading on the NYSE by multiplying the net asset value of that Fund by the percentage, effective for that day, that represents that investor’s share of the aggregate interests in the Fund. Any additions or withdrawals to be effected on that day will then be effected. The investor’s percentage of the aggregate beneficial interests in that Fund will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor’s investment in the Fund as of the time of determination on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor’s investment in the Fund effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Fund as of such time on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Fund by all investors in the Fund. The percentage so determined will then be applied to determine the value of the investor’s interest in the Fund after the close of regular trading on the NYSE on the next determination of net asset value of that Fund.
Computation of Offering Price Per Share
     An illustration of the computation of the offering price for Class I, Class A and Class C shares of each Fund, based on the value of the Fund’s net assets and number of shares outstanding on June 30, 2005, is calculated as set forth below:
Core Value Fund

	Class I	Class A	Class C
Net Assets	$36,585,908	$21,683,799	$15,483,079

Number of Shares Outstanding	2,979,461	1,786,596	1,269,859

Net Asset Value Per Share (net assets divided by number of shares outstanding)	$12.28	$12.26	$12.19
Sales Charge (for Class A shares:
5.25% of offering price (5.56% of net asset value per share))*		0.68	**

Offering Price	$12.28	$12.94	$12.19

Large Cap Value Fund

	Class I	Class A	Class C	Class R
Net Assets	$1,235,902,767	$2,440,384,296	$506,673,815	$25,932,800

Number of Shares Outstanding	52,657,920	104,340,795	21,960,416	1,100,522

Net Asset Value Per Share (net assets divided by number of shares outstanding)	$23.47	$23.39	$23.07	$23.56
Sales Charge (for Class A shares:
5.25% of offering price (5.56% of net asset value per share))*		1.30	**

Offering Price	$23.47	$24.69	$23.07	$23.56

Mid-Cap Value Fund

	Class I	Class A	Class C	Class R
Net Assets	$2,244,061,363	$1,075,252,583	$252,380,810	$20,038,346

Number of Shares Outstanding	78,602,083	37,845,063	9,110,527	697,985

Net Asset Value Per Share (net assets divided by number of shares outstanding)	$28.55	$28.41	$27.70	$28.71
Sales Charge (for Class A shares:
5.25% of offering price (5.56% of net asset value per share))*		1.58	**

Offering Price	$28.55	$29.99	$27.70	$28.71

Small Cap Value Fund

	Class I	Class A	Class C
Net Assets	$518,365,001	$232,453,439	$26,791,902

Number of Shares Outstanding	9,869,152	4,407,288	528,726

Net Asset Value Per Share (net assets divided by number of shares outstanding)	$52.52	$52.74	$50.67
Sales Charge (for Class A shares:
5.25% of offering price (5.56% of net asset value per share))*		2.92	**

Offering Price	$52.52	$55.66	$50.67

All Cap Value Fund

	Class I	Class A	Class C
Net Assets	$54,968,896	$112,897,586	$66,073,956

Number of Shares Outstanding	2,700,435	5,533,543	3,300,225

Net Asset Value Per Share (net assets divided by number of shares outstanding)	$20.36	$20.40	$20.02
Sales Charge (for Class A shares:
5.25% of offering price (5.56% of net asset value per share))*		1.13	**

Offering Price	$20.36	$21.53	$20.02

*	Rounded to the nearest one-hundredth percent; assumes maximum sales charge is applicable.

**	Class C shares are not subject to an initial sales charge but may be subject to a CDSC on redemption. See “Purchase of Shares — Deferred Sales Charge Alternatives —Class C Shares” herein.
DIVIDENDS AND TAX STATUS
     The following is intended to be a general summary of certain federal income tax consequences of investing in one or more Funds. It is not intended to be a complete discussion of all such tax consequences, nor does it purport to deal with all types of investors and should not be construed as tax advice. Investors are therefore advised to consult with their own tax advisors before making an investment in a Fund.
     Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Qualification as a regulated investment company requires, among other things, that (1) at least 90% of each Fund’s annual gross income be derived from payments with respect to securities loans, interest, dividends and gains from the sale or other disposition of stock, securities, or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) in connection with its business of investing in such stock, securities, or currencies; and (2) each Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies) or of two or more issuers controlled by the Fund that are engaged in the same, similar or related trades or businesses.
     As a regulated investment company, in any fiscal year in which a Fund distributes at least 90% of its net investment income (i.e., the Fund’s investment company taxable income, as that term is defined in the Code, without regard to the deduction for dividends paid), such Fund (but not its shareholders) will generally be relieved of paying U.S. federal income taxes on its net investment income and net capital gain (i.e., the Fund’s net long-term capital gain in excess of the sum of net short-term capital loss and capital loss carryovers from prior years, if any) that it distributes to shareholders. However, a Fund will be subject to federal income tax (currently imposed at a maximum rate of 35%) on any undistributed net investment income and net capital gain.
     Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax payable by the Fund. To prevent imposition of this excise tax, the Fund must distribute to its shareholders, during each calendar year, at least 98% of its ordinary income for that calendar year, at least 98% of the excess of its capital gains over its capital losses for the one-year period ending October 31 in such calendar year, and all undistributed ordinary income and capital gains from preceding year(s), if any. The Funds intend to meet these distribution requirements in order to avoid this excise tax liability.
     If in any taxable year a Fund fails to qualify as a regulated investment company under the Code, the Fund will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify as a regulated investment company, the Fund’s distributions, to the extent derived from its current or accumulated earnings and profits, will constitute dividends which although generally eligible for the dividends received deduction available to corporate shareholders, will be taxable to shareholders as ordinary income, even though such distributions might otherwise, at least in part, have been treated as long-term capital gain in such shareholders’ hands. Furthermore, in such event, non-corporate shareholders of the Fund generally would be able to treat such distributions as “qualified dividend income” eligible for reduced rates of federal income taxation.
     A Fund’s transactions in certain forward and futures contracts, forward foreign currency exchange contracts (Section 1256 contracts) and certain listed options will be subject to special provisions of the Code that, among other things, may affect the character of gain or loss realized by the Fund (i.e., may affect whether gain or loss is ordinary or capital), accelerate recognition of income to the Fund, defer Fund losses, and affect the determination of whether capital gain and loss is characterized as long-term or short-term capital gain or loss. These rules could therefore affect the character, amount and timing of distributions to shareholders. For example, at the end of each year, certain investments held by a Fund must be “marked to market” for federal income tax purposes; that is, they are treated as having been sold at their fair market value, which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirement for avoiding income and excise taxes.
     A shareholder’s sale of shares of a Fund will be a taxable transaction if such person is subject to U.S. federal income tax. Shareholders will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the shares sold and the amount received in exchange therefor. If such shares are held as a capital asset, the gain or loss will be a capital gain or loss. Any loss realized on a sale, redemption or exchange of shares of a Fund by a shareholder will be disallowed to the extent that shares disposed of are reacquired within a 61-day period beginning 30 days before and ending 30 days after the disposition of shares. In such a case, the basis of the shares reacquired will be adjusted to reflect the disallowed loss. Shares received in connection with the payment of a dividend by a Fund will generally constitute a reacquisition of shares for purposes of this loss disallowance rule. Any loss realized upon a taxable disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain received with respect to such shares.
     The per share dividends on Class C shares will be lower than the per share dividends on Class I, Class A and Class R shares of the same Fund, as a result of the distribution and service fees applicable to the Class C shares. Similarly, the per share dividends on Class A and Class R shares will be lower than the per share dividends on Class

I shares as a result of the distribution and service fees applicable with respect to the Class A and Class R shares. The per share distributions of net capital gains, if any, will be paid in the same amount for each class of the same Fund.
     Each Fund may be required to withhold for U.S. federal income tax purposes, a portion of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or who fail to make required certifications, or if the Fund or a shareholder has been notified by the Internal Revenue Service that they are required to backup withhold. Any amounts withheld may be credited against such shareholder’s U.S. federal income tax liability.
     Beginning January 1, 2003, a portion of the Fund’s ordinary income distributions may be taxable to non-corporate shareholders at a reduced rate, if that Fund receives “qualifying dividend income” from its investments. The Funds intend to compute the percentage of a shareholder’s ordinary income distributions that may qualify for the reduced tax rate, at least annually, if applicable.
GENERAL INFORMATION
Description of Shares
     The Core Value Fund is currently offering three classes of shares: Class I, Class A and Class C. The Large Cap Value Fund, the Mid-Cap Value Fund, the Small Cap Value Fund and the All Cap Value Fund are currently closed to new investors.
     The Agreement and Declaration of Trust permits the Trustees to establish and designate separate portfolios or funds of the Trust holding the assets of the Trust, the beneficial interests in each of which are represented by a separate series of shares. The Trustees are permitted to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the particular Fund. Each share represents an interest in a Fund proportionately equal to the interest of each other share, except that the Class A, Class C and Class R shares are subject to distribution and service fees payable under the Distribution Plan. Upon the Trust’s liquidation, all shareholders would share pro rata in the net assets of the Fund in question available for distribution to shareholders. The Board of Trustees may create additional classes of shares if deemed in the best interest of shareholders. The Board of Trustees has created five series of shares, and may create additional series in the future, which have separate assets and liabilities.
     The Agreement and Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Agreement and Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Agreement and Declaration of Trust also provides that the Trust shall indemnify any shareholder for any loss arising out of a claim or demand relating to such person being or having been a shareholder.
     Ten shareholders holding the lesser of $25,000 worth or one percent of the Trust’s shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then, if requested by the applicants, mail at the applicants’ expense the applicants’ communication to all other shareholders.
     The Trust or any Fund may be terminated if approved by the vote of a majority of the Trustees. If not so terminated, the Trust will continue indefinitely.
     Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

     Common expenses incurred by the Trust are allocated among the Funds based upon relative net assets or evenly among the Funds, depending on the nature of the expenditure.
     Except for any amendment that is required to be approved by shareholders by the 1940 Act or by this registration statement, the Trustees may, without shareholder vote, restate, amend or otherwise supplement the Agreement and Declaration of Trust. Shareholders do not have preemptive or conversion rights. Shares, when issued pursuant to a Prospectus of a Fund, are fully paid and non-assessable.
Issuance of Fund Shares for Securities
     Investors may purchase Fund shares for consideration consisting of securities rather than cash when, in the judgment of the Advisor, the securities: (a) meet the investment objective and policies of the Fund, (b) are liquid and not subject to restrictions on resale, and (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international exchange or market.
Redemption in Kind
     If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly in cash, a Fund may pay the redemption price in part by a distribution in kind of readily marketable securities from the portfolio of the Fund, in lieu of cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder would incur brokerage costs in converting the assets into cash.
Independent Registered Public Accounting Firm
     PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, has been selected as the independent registered public accounting firm of the Funds. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.
Custodian
     Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, acts as custodian of each Fund’s assets (the “Custodian”). The Custodian is responsible for safeguarding and controlling a Fund’s cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund’s investments.
Transfer Agent
     U.S. Bancorp Fund Services, LLC (“Transfer Agent”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as the Funds’ transfer agent pursuant to a transfer agency agreement and as the Funds’ fund accountant pursuant to a separate agreement. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts.
Legal Counsel for the Trust
     Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, 24th Floor, San Francisco, California 94105, is counsel for the Trust.
Legal Counsel for the Independent Trustees
     Vedder, Price, Kaufman & Kammholz, P.C., 222 North LaSalle Street, Chicago, Illinois 60601, is counsel for the Independent Trustees.

Reports to Shareholders
     The fiscal year of each Fund ends on June 30 of each year. Each Fund sends to its shareholders at least semi-annually reports showing the Fund’s portfolio and other information. An annual report containing financial statements audited by independent registered public accounting firm is sent to shareholders each year. After the end of each year, shareholders will receive federal income tax information regarding dividends and capital gains distributions. Only one copy of these reports is sent to the same household, unless a shareholder instructs otherwise.
Shareholder Inquiries
     Shareholder inquiries may be addressed to a Fund at the address or telephone number set forth on the cover page of this SAI.
Additional Information
     The Prospectuses and this SAI do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Trust has filed with the Commission, Washington, D.C., under the Securities Act and the 1940 Act, to which reference is hereby made.
     Hotchkis and Wiley Capital Management, LLC has granted the Trust the right to use the “Hotchkis and Wiley” name and has reserved the right to withdraw its consent to the use of such name by the Trust at any time or to grant the use of such name to any other company.
Principal Holders
     All Trustees and officers as a group owned less than 1% of the outstanding shares of the Large Cap Value, Mid-Cap Value and Small Cap Value Funds, 1.44% of the All Cap Value Fund, and 1.15% of the Core Value Fund as of July 31, 2005. In addition, to the knowledge of the Trust, the following entities owned 5% or more of the outstanding shares of a class of a Fund as of July 31, 2005.

Core Value Fund	Class I	Class A	Class C
Merrill Lynch Pierce Fenner & Smith Inc.*, **		13.23%	61.23%
For the Sole Benefit of Our Customers 4800 Deer Lake Drive East Jacksonville, FL 32246-6484

Charles Schwab & Co. Inc.*, **	14.35%	9.15%
Reinvestment Account 101 Montgomery Street San Francisco, CA 94104-4122

1st Co.*	74.55%
PO Box 523 Belleville, IL 62222-0523

Large Cap Value Fund	Class I	Class A	Class C	Class R
Merrill Lynch Pierce Fenner & Smith Inc.*, **	10.13%	17.07%	59.88%	43.24%
For the Sole Benefit of Our Customers 4800 Deer Lake Drive East Jacksonville, FL 32246-6484

Charles Schwab & Co. Inc.*	19.98%	8.76%
Reinvestment Account 101 Montgomery Street San Francisco, CA 94104-4122

Large Cap Value Fund	Class I	Class A	Class C	Class R
Wells Fargo NA*	11.38%
PO Box 1533 Minneapolis, MN 55480-1533

Hartford Life Insurance*, **				31.21%
P.O. Box 2999 Hartford, CT 06104-2999

Mid-Cap Value Fund	Class I	Class A	Class C	Class R
Merrill Lynch Pierce Fenner & Smith Inc.*, **	9.32%	23.64%	59.72%	67.72%
For the Sole Benefit of Our Customers 4800 Deer Lake Drive East Jacksonville, FL 32246-6484

Charles Schwab & Co. Inc.*	10.72%	13.91%
Reinvestment Account 101 Montgomery Street San Francisco, CA 94104-4122

Hartford Life Insurance*				18.45%
PO Box 2999 Hartford, CT 06104-2999

Fidelity Investments Institutional*, **	35.34%
100 Magellan Way Covington, KY 41015-1999

Standard Insurance Company*	5.07%
1100 South West 6th Avenue Portland, OR 97204-1020

Small Cap Value Fund	Class I	Class A	Class C
Merrill Lynch Pierce Fenner & Smith Inc. *, **	51.91%	27.12%	73.35%
For the Sole Benefit of Our Customers 4800 Deer Lake Drive East Jacksonville, FL 32246-6484

Prudential Investment Management*	5.70%	6.15%
100 Mulberry Street 3 Gateway Center Suite 11 Newark, NJ 07102-4000

All Cap Value Fund	Class I	Class A	Class C
Merrill Lynch Pierce Fenner & Smith Inc.*, **		29.86%	56.70%
For the Sole Benefit of Our Customers 4800 Deer Lake Drive East Jacksonville, FL 32246-6484

Charles Schwab & Co. Inc.*		5.70%
Reinvestment Account 101 Montgomery Street San Francisco, CA 94104-4122

Middlesex School Massachusetts*	11.25%
1400 Lowell Road Concord, MA 01742-5255

National Financial Services LLC*	10.54%
200 Liberty Street New York, NY 10281-1003

All Cap Value Fund	Class I	Class A	Class C
Hughes Investment Partnership LLC*	10.23%
U/A 12/16/1999 % Mark Hughes Family Trust 10100 Santa Monica Boulevard Suite 800 Los Angeles, CA 90067-4105

Balsa & Co.*	9.01%
14221 Dallas Parkway Dallas, TX 75254-2942

Stephens Inc.*	8.99%
111 Center Street Little Rock, AR 72201-4402

Sterling Stamos Legacy Fund LP*	5.23%
575 5th Avenue, Floor 40 New York, NY 10017-2400

*	Shares are believed to be held only as nominee.

**	Entity was the owner of record (although not necessarily the beneficial owner) of 25% or more of the outstanding shares of the Fund, and therefore may be presumed to “control” the Funds, as that term is defined by 1940 Act.
FINANCIAL STATEMENTS
     The audited financial statements of the Funds are incorporated in this SAI by reference to the Funds’ June 30, 2005 Annual Report. You may request a copy of the Annual Report at no charge by calling 1-866-HW-FUNDS (1-866-493-8637).

APPENDIX A — PROXY VOTING POLICIES AND PROCEDURES
HOTCHKIS AND WILEY CAPITAL MANAGEMENT
PURPOSE
The purpose of these Proxy Voting Policies and Procedures is to memorialize the procedures and policies adopted by Hotchkis and Wiley Capital Management (“HWCM”) to enable it to comply with its accepted responsibilities and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”).
POLICY
HWCM acts as discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 (“ERISA”). Unless a client (including a “named fiduciary” under ERISA) specifically reserves the right to vote its own proxies, HWCM will vote all proxies in sufficient time prior to their deadlines as part of its full discretionary authority over the assets.
When voting proxies for clients, HWCM’s primary concern is that all decisions be made solely in the best interest of the shareholder (for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA). HWCM will act in a manner it deems prudent and diligent and which is intended to enhance the economic value of the assets of the account.
GUIDELINES
Each proxy issue will be considered individually. The following guidelines are a partial list to be used in voting on proposals often contained in proxy statements, but will not be used as rigid rules. The voting policies below are subject to modification in certain circumstances and will be reexamined from time to time. With respect to matters that do not fit in the categories stated below, HWCM will exercise its best judgment as a fiduciary to vote in the manner which will most enhance shareholder value.
Management Proposals
The majority of votes presented to shareholders are proposals made by management, which have been approved and recommended by its board of directors. Generally, in the absence of any unusual or non-routine information, the following items are likely to be supported:
•	Ratification of appointment of independent registered public accounting firm

•	General updating/corrective amendments to charter

•	Increase in common share authorization for a stock split or share dividend

•	Stock option plans that are incentive based and not excessive

•	Election of directors
The following items will always require company specific and case-by-case review and analysis when submitted by management to a shareholder vote:
•	Directors’ liability and indemnity proposals

•	Executive compensation plans

•	Mergers, acquisitions, and other restructurings submitted to a shareholder vote

•	Anti-takeover and related provisions

Shareholder Proposals
Under ERISA standards, it is inappropriate to use (vote) plan assets to carry out social agendas or purposes. Thus, shareholder proposals are examined closely for their relationship to the best interest of beneficiaries, and economic impact. In general, HWCM will vote in accordance with the recommendation of the company’s board of directors on all shareholder proposals. However, HWCM will support shareholder proposals that are consistent with HWCM’s proxy voting guidelines for board-approved proposals
Generally, shareholder proposals related to the following items are supported:
•	Confidential voting

•	Bylaw and charter amendments only with shareholder approval

•	Majority of independent directors in a board
Generally, shareholder proposals related to the following items are not supported:
•	Limitations on the tenure of directors

•	Declassification of the board

•	Cumulative voting

•	Restrictions related to social, political, or special interest issues that impact the ability of the company to do business or be competitive and that have a significant financial or vested interest impact.

•	Reports which are costly to provide or expenditures which are of a non-business nature or would provide no pertinent information from the perspective of shareholders.
Conflict of Interest
Due to the nature of HWCM’s business and its small size, it is unlikely that conflicts of interest will arise in voting proxies of public companies,. However, if a potential conflict of interest did arise it would typically be a proxy for a company that is also HWCM’s client. In this event, the Compliance Department will review these votes to make sure that HWCM’s proposed votes are consistent with the established guidelines and not prompted by any conflict of interest.
HWCM may receive proxies for companies which are clients of Stephens Inc., a full service broker-dealer and investment bank whose parent company, Stephens Group Inc., owns a non-controlling minority interest in HWCM. Stephens does not directly or indirectly participate in HWCM’s policies or decisions with respect to proxy voting.
PROCEDURES
HWCM’s Portfolio Services Department is responsible for ensuring that all proxies received by HWCM are voted in a timely manner and voted consistently across all portfolios. Although many proxy proposals can be voted in accordance with our established guidelines, we recognize that some proposals require special consideration, which may dictate that we make an exception to our broad guidelines.
HWCM subscribes to an independent third party proxy research firm which provides analysis and recommendation for company proxies. On specific items where the board-approved recommendation and the research firm’s recommendation do not agree, HWCM will generally approve the board-approved recommendation if it is consistent with our established guidelines. The HWCM analyst responsible for research for the company makes a determination on how to vote the proxies using our established guidelines.
Whenever HWCM is proposing to vote against the board-approved recommendations or against its established guidelines, the Compliance Department will review these votes to make sure that HWCM’s proposed vote is not prompted by any conflict of interest.

RECORD KEEPING
In accordance with Rule 204-2 under the Advisers Act, HWCM will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that HWCM may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all client requests for proxy voting information; (v) any documents prepared by the HWCM that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made by clients regarding conflicts of interest in voting the proxy.
HWCM will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and advise clients how they may obtain information about how HWCM voted their securities. Clients may obtain information about how their securities were voted or a copy of our Proxy Voting Policies and Procedures free of charge by written request addressed to HWCM.

APPENDIX B — DESCRIPTION OF RATINGS
Moody’s Investors Service
BOND RATINGS:
“Aaa” — Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
“Aa” — Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
“A” — Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
“Baa” — Bonds which are rated Baa are considered as medium-grade obligations (that is, they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Moody’s applies numerical modifiers “1,” “2” and “3” in each generic rating classification from Aa through Baa. The modifier “1” indicates that the obligation ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates that the company ranks in the lower end of that generic rating category.
SHORT-TERM DEBT RATINGS:
Moody’s short-term debt ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted.
“Prime-1” — Issuers rated “Prime-1” (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of these characteristics:
•	Leading market positions in well-established industries.

•	High rates of return on funds employed.

•	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•	Well-established access to a range of financial markets and assured sources of alternate liquidity.
“Prime-2” — Issuers rated “Prime-2” (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

B-1

Standard & Poor’s Ratings Group
BOND RATINGS:
“AAA” — An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
“AA” — An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
“A” — An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
“BBB” — An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its commitment on the obligation.
COMMERCIAL PAPER RATINGS:
“A-1” — This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
“A-2” — Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
Fitch Ratings Co.
BOND RATINGS:
“AAA” — Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
“AA” — Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
“A” — High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
“BBB” — Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.
Plus (+) Minus (-) — Plus and minus signs may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” long-term rating category or to short-term ratings other than “F1.”
SHORT-TERM DEBT RATINGS:
“F1” — Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
“F2” — Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.
“F3” — Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B-2

HOTCHKIS AND WILEY FUNDS
PART C
OTHER INFORMATION
Item 23. Exhibits
(a)	(i) Agreement and Declaration of Trust was previously filed with the Registration Statement on Form N-1A (File No. 333-68740) on August 27, 2004 and is incorporated herein by reference.
(ii) Certificate of Trust was previously filed with the Registration Statement on Form N-1A (File No. 333-68740) on August 30, 2001 and is incorporated herein by reference.
(b)	By-laws were previously filed with the Registration Statement on Form N-1A (File No. 333-68740) on August 30, 2001 and are incorporated herein by reference.

(c)	Instruments Defining Rights of Shareholders was previously filed with the Registration Statement on Form N-1A (File No. 333-68740) on August 30, 2001 and are incorporated herein by reference.

(d)
(i)    Investment Advisory Agreement relating to the Hotchkis and Wiley Large Cap Value Fund was previously filed with the Registration Statement on Form N-1A (File No. 333-68740) on October 19, 2001 and is incorporated herein by reference.

(ii)	Investment Advisory Agreement relating to the Hotchkis and Wiley Mid-Cap Value Fund was previously filed with the Registration Statement on Form N-1A (File No. 333-68740) on October 19, 2001 and is incorporated herein by reference.

(iii)	Investment Advisory Agreement relating to the Hotchkis and Wiley Small Cap Value Fund was previously filed with the Registration Statement on Form N-1A (File No. 333-68740) on October 19, 2001 and is incorporated herein by reference.

(iv)	Investment Advisory Agreement relating to the Hotchkis and Wiley All Cap Value Fund was previously filed with the Registration Statement on Form N-1A (File No. 333-68740) on June 26, 2003 and is incorporated herein by reference.

(v)	Investment Advisory Agreement relating to the Hotchkis and Wiley Core Value Fund was previously filed with the Registration Statement on Form N-1A (File No. 333-68740) on August 27, 2004 and is incorporated herein by reference.
(e)	(i) Distribution Agreement dated February 18, 2005 between Hotchkis and Wiley Funds, Hotchkis and Wiley Capital Management, LLC and Quasar Distributors, LLC. — filed herewith.
(ii)	Amendment to Distribution Agreement dated August 15, 2005 — filed herewith.
(f)	Bonus or Profit Sharing Contracts is not applicable.

(g)	Custodian Agreement dated October 10, 2001 was previously filed with the Registration

Statement on Form N-1A (File No. 333-68740) on October 19, 2001 and is incorporated herein by reference.
(i)	Amendment to Custodian Agreement dated July 16, 2004 was previously filed with the Registration Statement on Form N-1A (File No. 333-68740) on August 27, 2004 and is incorporated herein by reference.
(h)	Other Material Contracts:
(i)	Fund Accounting Servicing Agreement dated October 19, 2001 was previously filed with the Registration Statement on Form N-1A (File No. 333-68740) on October 19, 2001 and is incorporated herein by reference.

(ii)	Amendment to Fund Accounting and Transfer Agent Servicing Agreements dated January 6, 2004 — filed herewith.

(iii)	Amendment to Fund Accounting Servicing Agreement dated August 25, 2004 was previously filed with the Registration Statement on Form N-1A (File No. 333-68740) on August 27, 2004 and is incorporated herein by reference.

(iv)	License Agreement with Hotchkis and Wiley Capital Management, LLC was previously filed with the Registration Statement on Form N-1A (File No. 333-68740) on October 19, 2001 and is incorporated herein by reference.

(v)	Transfer Agent Servicing Agreement dated October 19, 2001 was previously filed with the Registration Statement on Form N-1A (File No. 333-68740) on October 19, 2001 and is incorporated herein by reference.

(vi)	First Amendment to Transfer Agent Servicing Agreement dated July 24, 2002 was previously filed with the Registration Statement on Form N-1A (File No. 333-68740) on August 27, 2002 and is incorporated herein by reference.

(vii)	Amendment to Transfer Agent Servicing Agreement dated October 1, 2003 — filed herewith.

(viii)	Amendment to Transfer Agent Servicing Agreement dated August 25, 2004 was previously filed with the Registration Statement on Form N-1A (File No. 333-68740) on August 27, 2004 and is incorporated herein by reference.

(ix)	Fund Administration Servicing Agreement dated February 18, 2005 — filed herewith.

(x)	Operating Expenses Limitation Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-68740) on August 27, 2004 and is incorporated herein by reference.

(xi)	Amendment to Operating Expense Limitation Agreement dated July 28, 2005 — filed herewith.
(i)	Opinion of Counsel
(i)	For the Core Value Fund was previously filed with the Registration Statement on Form

N-1A (File No. 333-68740) on August 27, 2004 and is incorporated herein by reference.

(ii)	For the Large Cap Value Fund, the Mid-Cap Cap Value Fund, the Small Value Fund and the All Cap Value Fund was previously filed with the Registration Statement on Form N-1A (File No. 333-68740) on August 28, 2003 and is incorporated herein by reference.
(j)	Consent of Independent Registered Public Accounting Firm — filed herewith.

(k)	Omitted Financial Statements is not applicable.

(l)	Initial Capital Agreements was previously filed with the Registration Statement on Form N-1A (File No. 333-68740) on October 19, 2001 and is incorporated herein by reference.

(m)	Distribution Plan pursuant to Rule 12b-1 — filed herewith.

(n)	Rule 18f-3 Plan was previously filed with the Registration Statement on Form N-1A (File No. 333-68740) on August 28, 2003 and is incorporated herein by reference.

(o)	Reserved.

(p)	Code of Ethics dated February 1, 2005 for Hotchkis and Wiley Funds and Hotchkis and Wiley Capital Management, LLC — filed herewith.
Item 24. Persons Controlled by or under Common Control with the Fund
     No person is directly or indirectly controlled by or under common control with the Fund.
Item 25. Indemnification
As permitted by Section 17(h) and (i) of the and (i) of the Investment Company Act of 1940, as amended (the “1940 Act”), and pursuant to Sections 2, 3 and 4 of Article VII of the Registrant’s Agreement and Declaration of Trust (Exhibit (a)(i) to this Registrant Statement), Trustees, officers, employees and agents of the Trust will be indemnified to the maximum extent permitted by Delaware law and the 1940 Act.
     Article VII, Sections 2 and 3 provide, inter alia, that no Trustee of the Registrant shall be liable to the Registrant, its holders, or to any other Trustee for any action or failure to act (including, without limitation, the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties.
     Article VII, Section 2 of the Registrant’s Agreement and Declaration of Trust provides:
     Section 2. Indemnification and Limitation of Liability. A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager, adviser, sub-adviser or Principal Underwriter of the Trust. The Trust shall indemnify each Person who is, or has been, a Trustee, officer, employee or agent of the Trust and any Person who is serving or has served at the Trust’s request as a director, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the By-Laws. All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the Series that such person extended credit to, contracted with or has a claim against, or, if the Trustees have yet to establish Series, of the Trust for payment under such credit, contract or claim; and neither the Trustees nor the Shareholders, nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor. Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or her capacity as Trustee or Trustees and such Trustee or Trustees shall not be personally liable thereon. At the Trustees’ discretion, any note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officer or officers may give notice that the Certificate of Trust is on file in the Office of the Secretary of State of the State of Delaware and that a limitation on liability of Series exists and such note, bond, contract, instrument, certificate or undertaking may, if the Trustees so determine, recite that the same was executed or made on behalf of the Trust by a Trustee or Trustees in such capacity and not individually or by an officer or officers in such capacity and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only on the assets and property of the Trust or a Series thereof, and may contain such further recital as such Person or Persons may deem appropriate. The omission of any such notice or recital shall in no way operate to bind any Trustees, officers or Shareholders individually.
     Article 11, Section 3 of the Registrant’s By-laws further provides:
     Section 3. Limitations, Settlements. No indemnification shall be provided hereunder to an agent:
          (1) who shall have been adjudicated by the court or other body before which the proceeding was brought to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, “disabling conduct”); or
          (2) with respect to any proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the proceeding was brought that such agent was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such agent did not engage in disabling conduct:
(i)	by the court or other body before which the proceeding was brought;

(ii)	by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts as opposed to a full trial-type inquiry); or

(iii)	by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that indemnification shall be provided hereunder to an agent with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the agent was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such agent has been charged.
     As permitted by Article VII, Section 4 of the Registrant’s Agreement and Declaration of Trust, the Trustees may maintain insurance for Trustees, officers, employees and agents in the amount the Trustees deem adequate.

     The Registrant hereby undertakes that it will apply the indemnification provisions of its Agreement and Declaration of Trust and Bylaws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.
Item 26. Business and Other Connections of Investment Adviser
Set forth below is a list of each executive officer and partner of Hotchkis and Wiley Capital Management, LLC (“H&W”) indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since July 1, 2001 for his, her or its own account or in the capacity of director, officer, partner or trustee.

Position with H&W
Name and Address	and Principal Occupation
George H. Davis, Jr.	Member of Executive Committee and Chief Executive Officer of H&W.
725 S. Figueroa Street, 39th Floor	Member of HWCap Holdings, LLC (since 2001); Managing Director of
Los Angeles, CA 90017-5439	Merrill Lynch Investment Managers, L.P. (“MLIM”) (1996-2001).

Nancy D. Celick	Member of Executive Committee and Chief Operating Officer of H&W.
725 S. Figueroa Street, 39th Floor	Member of HWCap Holdings, LLC (since 2001); First Vice President of
Los Angeles, CA 90017-5439	MLIM (1998-2001).

Nigel Hurst-Brown 26 Cresswell Place London SW10 9RB	Member of Executive Committee of H&W. Chief Executive of Hotchkis and Wiley (UK) Limited (since 2003); Managing Director of MLIM (1998-2001).

Warren A. Stephens 111 Center Street Little Rock, AR 72201	Member of Executive Committee of H&W. President and Chief Executive Officer of Stephens Inc.

Douglas H. Martin 111 Center Street Little Rock, AR 72201	Member of Executive Committee of H&W. Executive Vice President of Stephens Inc.
Item 27. Principal Underwriter.
(a) Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Advisors Series Trust	Jacob Internet Fund Inc.
AIP Alternative Strategies Funds	The Jensen Portfolio, Inc.
Allied Asset Advisors Funds	Julius Baer Investment Funds
Alpine Equity Trust	The Kensington Funds
Alpine Income Trust	Kirr, Marbach Partners Funds, Inc.
Alpine Series Trust	LKCM Funds
Brandes Investment Trust	Masters’ Select Funds

Brandywine Blue Fund, Inc.	Matrix Advisors Value Fund, Inc.
Brazos Mutual Funds	Monetta Fund, Inc.
Bridges Investment Fund, Inc.	Monetta Trust
Buffalo Funds	The MP 63 Fund, Inc.
Buffalo Balanced Fund, Inc.	MUTUALS.com
Buffalo High Yield Fund, Inc.	Nicholas Equity Income Fund, Inc.
Buffalo Large Cap Fund, Inc.	Nicholas Family of Funds, Inc.
Buffalo Small Cap Fund, Inc.	Nicholas Fund, Inc.
Buffalo USA Global Fund, Inc.	Nicholas High Income Fund, Inc.
Country Mutual Funds Trust	Nicholas II, Inc.
Cullen Funds Trust	Nicholas Limited Edition, Inc.
Everest Funds	Nicholas Money Market Fund, Inc.
FFTW Funds, Inc.	NorCap Funds
First American Funds, Inc.	Optimum Q Funds
First American Investment Funds, Inc.	Permanent Portfolio Funds
First American Strategy Funds, Inc.	PRIMECAP Odyssey Funds
Fort Pitt Capital Funds	Professionally Managed Portfolios
The Glenmede Fund, Inc.	Prudent Bear Funds, Inc.
The Glenmede Portfolios	The Purisima Funds
Guinness Atkinson Funds	Rainier Investment Management Mutual Funds
Harding, Loevner Funds, Inc.	Summit Mutual Funds, Inc.
The Hennessy Funds, Inc.	Thompson Plumb Funds, Inc.
Hennessy Mutual Funds, Inc.	TIFF Investment Program, Inc.
Hotchkis and Wiley Funds	Trust For Professional Managers
Intrepid Capital Management Funds Trust	Wexford Trust
     (b) To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal	Position and Offices with	Positions and Offices with
Business Address	Quasar Distributors, LLC	Registrant
James R. Schoenike	President, Board Member	None

Donna J. Berth	Treasurer	None

Joe Redwine	Board Member	None

Bob Kern	Board Member	None

Eric W. Falkeis	Board Member	None

Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(c) Not applicable.

Item 28. Location of Accounts and Records
     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant or Registrant’s investment adviser, 725 S. Figueroa Street, 39th Floor, Los Angeles, California 90017, or 400 South Hope Street, Los Angeles, California 90071, or Registrant’s Transfer Agent, Fund Accountant and Fund Administrator, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, Registrant’s custodian, Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, or Registrant’s distributor, Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202.
Item 29. Management Services
     Not applicable
Item 30. Undertakings
     Not applicable

August 26, 2005
SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 11 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 11 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles and the State of California on August 26, 2005.

Hotchkis and Wiley Funds
/s/ Nancy D. Celick
Nancy D. Celick
President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 11 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Nancy D. Celick	Trustee and Principal	8/26/05

Nancy D. Celick	Executive Officer	Date

/s/ Anna Marie Lopez	Principal Financial and	8/26/05

Anna Marie Lopez	Accounting Officer	Date

/s/ Randall H. Breitenbach	Trustee	8/26/05

Randall H. Breitenbach		Date

/s/ Robert L. Burch III	Trustee	8/26/05

Robert L. Burch III		Date

Trustee

John A.G. Gavin		Date

/s/ Marcy Elkind	Trustee	8/26/05

Marcy Elkind		Date

/s/ Robert Fitzgerald	Trustee	8/26/05

Robert Fitzgerald		Date

INDEX TO EXHIBITS

Exhibit
Number	Description

(e)(i)	Distribution Agreement

(e)(ii)	Amendment to Distribution Agreement

(h)(ii)	Amendment to Fund Accounting and Transfer Agent Agreement

(h)(vii)	Amendment to Transfer Agent Servicing Agreement

(h)(ix)	Fund Administration and Servicing Agreement

(h)(xi)	Amendment to Operating Expense Limitation Agreement

(j)	Consent of Independent Registered Public Accounting Firm

(m)	Distribution Plan pursuant to Rule 12b-1

(p)(i)	Code of Ethics for Hotchkis and Wiley Funds and Hotchkis and Wiley Capital Management